================================================================================
As filed with Securities and Exchange Commission on December 29, 2003.

                                                              FILE NO. 333-89468
                                                                       811-21096

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /

                       POST-EFFECTIVE AMENDMENT NO. 2 /X/

                                     AND/OR
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               AMENDMENT NO. 3 /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                          Variable Annuity Account Nine
                           (Exact Name of Registrant)

                                   ----------

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            (formerly known as AIG SunAmerica Life Insurance Company)
                             ("AIG SunAmerica Life")
                               (Name of Depositor)
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)

                                   ----------

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on January 15, 2004 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) of Rule 485
[_]  on May 1, 2003 pursuant to paragraph (a) of Rule 485

================================================================================

                          VARIABLE ANNUITY ACCOUNT NINE

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                           Caption
--------------------------------------------------------------    ----------------------------------------------
1.  Cover Page ...............................................    Cover Page

2.  Definitions ..............................................    Glossary

3.  Synopsis .................................................    Highlights; Fee Tables;
                                                                  Portfolio Expenses; Examples

4.  Condensed Financial Information ..........................    Appendix A - Condensed Financial
                                                                  Information

5.  General Description of Registrant,                            The Alliance Ovation Variable Annuity;
    Depositor and Portfolio Companies ........................    Investment Options; Other Information

6.  Deductions ...............................................    Expenses

7.  General Description of Variable Annuity Contracts ........    The Alliance Ovation Variable Annuity;
                                                                  Purchasing an Alliance Ovation Variable
                                                                  Annuity Contract; Investment Options

8.  Annuity Period ...........................................    Income Options

9.  Death Benefit ............................................    Death Benefits

10. Purchases and Contract Value .............................    Purchasing an Alliance Ovation
                                                                  Variable Annuity Contract

11. Redemptions ..............................................    Access To Your Money

12. Taxes ....................................................    Taxes

13. Legal Proceedings ........................................    Other Information - Legal Proceedings

14. Table of Contents of                                          Table of Contents of
    Statement of Additional Information ......................    Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION
     Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                           Caption
--------------------------------------------------------------    ----------------------------------------------
15. Cover Page ...............................................    Cover Page

16. Table of Contents ........................................    Table of Contents

17. General Information and History ..........................    The Alliance Ovation Variable Annuity (P);
                                                                  Separate Account; General Account (P);
                                                                  Other Information (P)

18. Services .................................................    Other Information (P)

19. Purchase of Securities Being Offered .....................    Purchasing an Alliance Ovation Variable
                                                                  Annuity (P)

20. Underwriters .............................................    Distribution of Contracts

21. Calculation of Performance Data ..........................    Performance Data

22. Annuity Payments .........................................    Income Options (P); Income Payments;
                                                                  Annuity Unit Values

23. Financial Statements .....................................    Depositor: Other Information (P); Financial
                                                                    Statements; Registrant: Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT NINE

                                Supplement to the
                    ALLIANCE OVATION ADVISOR VARIABLE ANNUITY

            PROSPECTUS DATED MAY 1, 2003 AS REVISED JANUARY 15, 2004

Insert on page 4, Glossary:
Latest Annuity Date - The first day of the calendar month following the Annuitant's 90th birthday or such earlier date as may be set by applicable law.

The following replaces the current Standard Death Benefit on page 20:

The Standard Death Benefit is the greater of:

1. Contract Value; or

2. Net Purchase Payments.

Insert directly below "Optional Death Benefits" on page 20:
For contracts issued before January 15, 2004 please see the Statement of Additional Information for Optional Death Benefit information.

If you purchase your contract on or after January 15, 2004, the optional death benefits described below are available. For an additional fee, you may elect one or more Optional Death Benefits. These elections must be made at the time of contract issue and may not be terminated at a later date by you. All optional death benefits may not be available in all states. The maximum issue age for the elections varies as shown below. The fees for the optional death benefits are deducted from your Contract Value each month.

If you allocate any portion of your Contract Value to either the AllianceBernstein Money Market Portfolio or available fixed account option, your election, if any, of the Equity Assurance Plan and/or the Enhanced Equity Assurance Plan will be terminated. The fee for these death benefit options will no longer be deducted. However, you may continue to allocate new Purchase Payments to either the AllianceBernstein Money Market Portfolio or available fixed account option as part of Dollar Cost Averaging, without terminating the Equity Assurance Plan or the Enhanced Equity Assurance Plan.

Annual Ratchet Plan. (Maximum issue age is 80.) If you elect the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of:

1. Contract Value;

2. total of Net Purchase Payments; or

3. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary, reduced proportionally by any withdrawals that occur subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Net Purchase Payments.

Equity Assurance Plan. (Maximum issue age is 78.) If you elect the Equity Assurance Plan, We will pay a death benefit equal to the greater of:

1. Contract Value; or

2. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):


         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;
                  7%                85 months or more after Purchase Payment receipt,
                                    and

(b) is equal to Net Purchase Payments paid after the first Contract Anniversary following the Owner's 85th birthday.

Each Purchase Payment will accumulate interest for a maximum of 7 years from the time is it applied to the contract.

Enhanced Equity Assurance Plan. (Maximum issue age is 78.) If you elect the Enhanced Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

1. Contract Value; or

2. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Net Purchase Payments; or

3. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):


         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;

             7% 85 months or more after Purchase Payment receipt, and

(b) is equal to Net Purchase Payments paid after the first Contract Anniversary following the 85th birthday.

Each Purchase Payment will accumulate interest for a maximum of 7 years from the time is it applied to the contract.

Estate Benefit Payment. (Maximum issue age is 80.)

If you select the Estate Benefit Payment, We will add to the death benefit otherwise payable upon your death the amount of the estate benefit payment, determined as follows:

If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of Net Purchase Payments or (b) 70% of the Contract Value less Net Purchase Payments.

If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of Net Purchase Payments or (b) 50% of the Contract Value less Net Purchase Payments.

If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of Net Purchase Payments or (b) 30% of the Contract Value less Net Purchase Payments.

Accidental Death Benefit. (Maximum issue age is 75.)

If you select the Accidental Death Benefit at the time of application, We will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity (IRA). The accidental death benefit payable under this option will be equal to the lesser of:

1. Contract Value; or

2. $250,000.

The Accidental Death Benefit is only payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit terminates on the Contract Anniversary following your 75th birthday or upon the death of the original owner, whichever is earlier, and is not available to a continuing spouse.

The Accidental Death Benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     .    declared or undeclared war or any act thereof; or

     .    service in the military, naval or air service of any country.

For all Death Benefits

Regardless of any reference in the Contract to the contrary, if a contract has two owners and either owner dies during the Accumulation Phase, We will pay the selected death benefit to the Beneficiary, whether or not you have designated a primary owner. All death benefits are calculated as of the date We receive all required paperwork and satisfactory proof of death. All age related benefits and/or restrictions will utilize the age of the older owner. All death benefits will cease to be in effect on the Latest Annuity Date, unless otherwise noted.

Spousal Continuation

If you are the Owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new Owner ("Continuing Spouse") of the contract. Generally, the contract and its fees, charges and/or elected features, if any, remain the same, and the optional death benefit charge may change due to the age of the Continuing Spouse. If the Continuing Spouse makes new Purchase Payments, those Purchase Payments will be subject to withdrawal charges. However, Purchase Payments made by the original owner that were subject to a withdrawal charge will no longer be subject to a withdrawal charge after a spousal continuation. See "Withdrawal Charges" below. A spousal continuation can only take place upon the death of the original Owner of the contract and may be elected only one time during the life of the contract.

Upon spousal continuation, We will contribute to the Contract Value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the Contract Value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. See Appendix B for further explanation of the death benefit calculations following a Spousal Continuation.

On the Continuation Date, the Continuing Spouse may terminate the original Owner's election(s) of the optional death benefits. The age of the spouse as of the Continuation Date will be used as the basis for determining the availability, cost, and calculation of future death benefits payable upon death of the spousal Beneficiary. If the attained age of the spousal Beneficiary exceeds the maximum issue age for a continued optional benefit, We will terminate the benefit and the charge will no longer be deducted. See the maximum issue ages shown above for the optional death benefits.

To the extent that the Continuing Spouse invests in the Variable Portfolios, the spouse will be subject to investment risk as was the original Owner. This is because the death benefit amount paid remains invested until withdrawn. We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

Insert this Appendix B in the Prospectus:

           APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 15, 2004

If the spousal Beneficiary elects to continue the contract (the "Continuing Spouse") and the contract death benefit exceeded the Contract Value, We will add a "Continuation Contribution" to the contract. The Continuation Contribution will be an amount equal to the positive differences between the death benefit otherwise payable and the Contract Value. If applicable, the Continuation Contribution amount will be added to the Contract Value as of the Continuation Date. The Continuation Date is the date We receive all required paperwork to otherwise process a death claim, as well as the spousal Beneficiary's written election to continue the contract.

Death benefit calculations upon a Continuing Spouse's death include a value we call "Continuation Net Purchase Payments." Continuation Net Purchase Payments is an amount equal to: (1) the Contract Value on the Continuation Date, including any applicable Continuation Contribution, plus (2) any Purchase Payments made after the Continuation Date, less (3) adjustments for withdrawals made after the Continuation Date. Each adjustment is in the same proportion that the Contract Value was reduced on the date of each such withdrawal. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the Contract Value on the Continuation Date, including any applicable Continuation Contribution.

We calculate and pay the death benefit upon a Continuing Spouse's death when we receive all required paperwork and satisfactory proof of death. The term "withdrawals" as used below refers to withdrawals and any fees and charges applicable to those withdrawals. The term "maximum continuation age" refers to the attained age of the Continuing Spouse as of the Continuation Date; if the Continuing Spouse is over the maximum continuation age, the benefit may not be continued and the corresponding charge will no longer be deducted.

If the original owner purchased the contract on or after January 15, 2004, the death benefit calculations upon a Continuing Spouse's death are as follows:

Standard Death Benefit:

The death benefit is the greater of:

1. Contract Value; or

2. Continuation Net Purchase Payments.

Annual Ratchet Plan. (Maximum continuation age is 80.) We will pay a death benefit equal to the greatest of:

1. Contract Value; or

2. Continuation Net Purchase Payments; or

3. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Continuation Net Purchase Payments.

Equity Assurance Plan. (Maximum continuation age is 78.) We will pay a death benefit equal to the greater of:

1. Contract Value; or

2. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):


         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;
                  7%                85 months or more after Purchase Payment receipt,
                                    and

(b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

Enhanced Equity Assurance Plan. (Maximum continuation age is 78.) We will pay a death benefit equal to the greatest of:

1. Contract Value; or

2. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, plus any Purchase Payments made after that Contract Anniversary, reduced proportionally by any withdrawals taken after that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each such withdrawal; or

(b) 200% of Continuation Net Purchase Payments; or

3. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):


         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;
                  7%                85 months or more after Purchase Payment receipt,
                                    and

(b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum continuation age is 80.)

If the original Owner selected the estate benefit payment and the Continuing Spouse continues the benefit, we will add to any death benefit otherwise payable the amount of the Estate Benefit Payment, determined as follows:

If the Continuing Spouse is age 60 or younger as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 70% of Continuation Net Purchase Payments or (b) 70% of the Contract Value less Continuation Net Purchase Payments.

If the Continuing Spouse is between ages 61 and 70 as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 50% of Continuation Net Purchase Payments or (b) 50% of the Contract Value less Continuation Net Purchase Payments.

If the Continuing Spouse is between ages 71 and 80 as of the date of the Continuation Date, the estate benefit payment will equal the lesser of (a) 30% of Continuation Net Purchase Payments or (b) 30% of the Contract Value less Continuation Net Purchase Payments.

                                  PROSPECTUS

                   ALLIANCE OVATION ADVISOR VARIABLE ANNUITY

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   issued by

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              in connection with

                         VARIABLE ANNUITY ACCOUNT NINE

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Alliance Ovation Advisor Variable Annuity.

The annuity has several fixed and variable investment choices--Variable Portfolios listed below and available fixed account option(s). The Variable Portfolios are part of the Alliance Variable Products Series Fund, Inc. ("Series Fund"), managed by Alliance Capital Management, L.P. Only Class B shares are offered in this contract.

             AllianceBernstein Global   AllianceBernstein Quasar
             Bond Portfolio             Portfolio
             AllianceBernstein Global   AllianceBernstein Real
             Dollar Government          Estate Investment
             Portfolio                  Portfolio
             AllianceBernstein Growth   AllianceBernstein Small
             Portfolio                  Cap Value Portfolio
             AllianceBernstein Growth   AllianceBernstein
             and Income Portfolio       Technology Portfolio
             AllianceBernstein          AllianceBernstein Total
             High-Yield Portfolio       Return Portfolio
             AllianceBernstein          AllianceBernstein U.S.
             International Portfolio    Government/High Grade
                                        Securities Portfolio
             AllianceBernstein          AllianceBernstein Utility
             International Value        Income Portfolio
             Portfolio
             AllianceBernstein Money    AllianceBernstein Value
             Market Portfolio           Portfolio
             AllianceBernstein          AllianceBernstein
             Americas Government        Worldwide Privatization
             Income Portfolio           Portfolio
             AllianceBernstein Premier  AllianceBernstein U.S.
             Growth Portfolio           Large Cap Blended Style
                                        Series Portfolio

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. For a free copy of the SAI, call Us at (800) 255-8402 or write to Us at Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

The Contracts

    .   are not bank deposits

    .   are not federally insured

    .   are not endorsed by any bank or government agency

    .   are not guaranteed and may be subject to loss of principal

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                  May 1, 2003

================================================================================
                               TABLE OF CONTENTS
================================================================================

GLOSSARY...............................................................................  4

HIGHLIGHTS.............................................................................  5

FEE TABLES.............................................................................  7

EXAMPLES...............................................................................  8

THE ALLIANCE OVATION ADVISOR VARIABLE ANNUITY.......................................... 10

PURCHASING AN ALLIANCE OVATION ADVISOR VARIABLE ANNUITY................................ 11
    Allocation of Purchase Payments.................................................... 11
    Right to Cancel.................................................................... 12
    Exchange Offers.................................................................... 12

INVESTMENT OPTIONS..................................................................... 12
    Variable Portfolios................................................................ 12
    Accumulation Units................................................................. 13
    Fixed Account Options.............................................................. 14
    Dollar Cost Averaging Fixed Accounts............................................... 14
    Transfers During the Accumulation Phase............................................ 15
    Dollar Cost Averaging Program...................................................... 16
    Asset Rebalancing Program.......................................................... 17
    Voting Rights...................................................................... 17
    Substitution....................................................................... 17

ACCESS TO YOUR MONEY................................................................... 18
    Systematic Withdrawal Program...................................................... 18
    Minimum Contract Value............................................................. 18

DEATH BENEFITS......................................................................... 19
    Death of Annuitant................................................................. 19
    Standard Death Benefit............................................................. 20
    Optional Death Benefits............................................................ 20
    Spousal Continuation............................................................... 23

EXPENSES............................................................................... 23
    Separate Account................................................................... 24
    Other Revenue...................................................................... 24
    Investment Charges................................................................. 24
    Contract Maintenance Charge........................................................ 24
    Transfer Fee....................................................................... 24
    Optional Death Benefit Charges..................................................... 24
    Premium Tax........................................................................ 25
    Income Taxes....................................................................... 25
    Reduction or Elimination of Charges and Expenses, and Additional Amounts Credited.. 25

INCOME OPTIONS......................................................................... 25
    Annuity Date....................................................................... 25
    Income Options..................................................................... 26
    Fixed or Variable Income Payments.................................................. 26
    Income Payments.................................................................... 26
    Deferment of Payments.............................................................. 27


TAXES................................................................................  27
    Annuity Contracts in General.....................................................  27
    Tax Treatment of Distributions--Non-Qualified Contracts..........................  28
    Tax Treatment of Distributions--Qualified Contracts..............................  28
    Minimum Distributions............................................................  29
    Tax Treatment of Death Benefits..................................................  30
    Contracts Owned by a Trust or Corporation........................................  30
    Gifts, Pledges and/or Assignments of a Non-Qualified Contract and Owner Control..  30
    Diversification and Investor Control.............................................  31

PERFORMANCE..........................................................................  31

OTHER INFORMATION....................................................................  32
    AIG SunAmerica Life..............................................................  32
    The Separate Account.............................................................  32
    The General Account..............................................................  32
    Distribution of the Contract.....................................................  32
    Administration...................................................................  33
    Legal Proceedings................................................................  33
    Ownership........................................................................  33
    Registration Statement...........................................................  33

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................  34

APPENDIX A -- CONDENSED FINANCIALS................................................... A-1

APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.......................... B-1

================================================================================
                                   GLOSSARY
================================================================================

   We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We have defined them in this glossary.

   Accumulation Phase -- The period during which you invest money in your contract.

   Accumulation Units -- A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

   Annuitant(s) -- The person(s) on whose life (lives) We base income payments.

   Annuity Date -- The date on which income payments are to begin, as selected by you.

   Annuity Units -- A measurement We use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

   Beneficiary(ies) -- The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

   Company -- AIG SunAmerica Life Assurance Company, We, Us, the insurer which issues this contract.

   Contract Value -- The dollar value as of any valuation date of all amounts accumulated under your contract.

   Income Phase -- The period during which We make income payments to you.

   IRS -- The Internal Revenue Service.

   Non-Qualified (contract) -- A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

   Purchase Payments -- The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.

   Qualified (contract) -- A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   Series Fund -- Refers to Alliance Variable Products Series Fund, Inc.

   Variable Portfolio(s) -- The variable investment options available under the contract. Each Variable Portfolio has its own investment objective. The currently available Variable Portfolios are managed by Alliance Capital Management, L.P., the investment adviser for Alliance Variable Products Series Fund, Inc.

   Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") on March 1, 2003. Please keep in mind, this is a name change only and will not affect the substance of your contract.

================================================================================
                                  HIGHLIGHTS
================================================================================

   AIG SunAmerica Life offers several different variable annuity products to meet the diverse needs of our investors. Each product may provide different features and benefits offered at different fees, charges and expenses. When working with your financial advisor to determine the best product to meet your needs you should consider, among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your long-term retirement savings goals.

   The Alliance Ovation Advisor Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement. We will issue the contract as an individual contract in most states, and as a certificate under a group annuity contract in other states.

   Right to Cancel: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that We receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. See "Purchasing an Alliance Ovation Advisor Variable Annuity" in this prospectus.

   Purchasing a Contract: The minimum initial Purchase Payment We will accept is $2,000. For more information on purchasing a contract, see "Purchasing an Alliance Ovation Advisor Variable Annuity" in this prospectus.

   Expenses: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges of 1.60% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. Optional death benefit features are available under the contract for additional fees ranging from 0.05% to 0.30%. There is no charge if you make a withdrawal from your contract or if you surrender your contract. See the "Fee Table," "Purchasing an Alliance Ovation Advisor Variable Annuity" and "Expenses."

   Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. See "Access to Your Money" and "Taxes" in this prospectus.

   Death Benefit: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. This contract provides five death benefit options. The Standard Death Benefit is automatically included in your contract for no additional charge. We also offer, for an additional charge, the selection of one or more optional death benefits. See "Death Benefits" in this prospectus.

   Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from three different income options, including an option for income that you cannot outlive. See "Income Options" in this prospectus.

   Inquiries: If you have questions about your contract call your financial advisor or contact Us at our Annuity Service Center:

    Delaware Valley Financial Services
    P.O. Box 3031
    Berwyn, PA 19312-0031
    (800) 255-8402

   Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

================================================================================
                                  FEE TABLES
================================================================================

   The following describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. If applicable, you may also be subject to state premium taxes.

Maximum Owner Transaction Expenses

Withdrawal Charges............ None

Transfer Fee
   No charge for first 12 transfers each contract year; thereafter, fee is $10 per transfer. (Transfers for DCA or asset rebalancing are not counted against your 12 free transfers.)

   The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including underlying portfolios fees and expenses which are outlined in the next section.

Contract Maintenance Charge
   $30 (waived if Contract Value is $50,000 or more)

Separate Account Annual Expenses
   (deducted daily as a percentage of your average daily net asset value)

                    Separate Account Annual Expenses... 1.60%
                    Optional Annual Ratchet Plan (2)... 0.10%
                    Optional Equity Assurance Plan (2)
                      Ages 60+ (3)..................... 0.20%
                    Optional Estate Benefit Payment.... 0.20%
                    Optional Accidental Death Benefit.. 0.05%
                                                        -----
                      Total Separate Account Expenses.. 2.15%
                                                        =====

--------
(2) The Enhanced Equity Assurance Plan includes both the Annual Ratchet Plan and the Equity Assurance Plan. The fee for the Enhanced Equity Assurance Plan up to age 59 at issue is 0.17% and age 60+ at issue is 0.30%.
(3) If you are age 59 or younger at issue, the fee for the Equity Assurance Plan is 0.07%.

                              PORTFOLIO EXPENSES

   The following shows the minimum and maximum total operating expenses charged by the underlying Portfolios of the Series Fund before any waivers or reimbursements. More detail concerning Series Fund's fees and expenses is contained in the prospectus for the Series Fund. Please read the Series Fund prospectus carefully before investing.

Total Annual Underlying Portfolio Expenses                                           Minimum Maximum
------------------------------------------                                           ------- -------
(expenses that are deducted from underlying portfolios of the Series Fund, including
management fees, other expenses and 12b-1 fees, if applicable) (1)                    0.93%   2.47%

--------
(1) For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Series Fund prospectus.

================================================================================
                                   EXAMPLES
================================================================================

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses and expenses of the underlying portfolios of the Series Fund.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Series Fund are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.15% and investment in an underlying portfolio with total annual expenses of 2.47%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefits at the maximum charges offered (Annual Ratchet Plan, 0.10%; Equity Assurance Plan, Ages 60+, 0.20% (or the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%):

         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
         ------                     -------                    -------           --------
          $468                      $1,408                     $2,354             $4,748
=========================  =========================  =========================   ======

(2) If you do not surrender your contract and you elect the optional benefits at the maximum charges offered (Annual Ratchet Plan, 0.10%; Equity Assurance Plan, Ages 60+, 0.20% (or the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%):

         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
         ------                     -------                    -------           --------
          $468                      $1,408                     $2,354             $4,748
=========================  =========================  =========================   ======

(3) If you annuitize your contract:

         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
         ------                     -------                    -------           --------
          $409                      $1,238                     $2,083             $4,264
=========================  =========================  =========================   ======

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.60% and investment of underlying portfolio with total annual expenses of 0.93%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional benefits:

         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
         ------                     -------                    -------           --------
          $261                       $802                      $1,370             $2,915
=========================  =========================  =========================   ======

(2) If you do not surrender your contract and you do not elect any optional benefits:

         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
         ------                     -------                    -------           --------
          $261                       $802                      $1,370             $2,915
=========================  =========================  =========================   ======

(3) If you annuitize your contract:

         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
         ------                     -------                    -------           --------
          $256                       $788                      $1,345             $2,866
=========================  =========================  =========================   ======

Explanation of Fee Tables and Examples

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the Separate Account (contract level) as well as the Variable Portfolio expenses. We converted the contract maintenance charge to a percentage (0.05%) using an assumed contract size of $40,000. The actual impact of the contract maintenance fee may differ from this percentage and may be waived for Contract Values over $50,000. Additional information on the Variable Portfolios' fees and expenses can be found in the Series Fund prospectus located behind this prospectus.
2. In addition to the stated assumptions, the Examples also assume Separate Account Annual Expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.
3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features.
4. These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX A OF THIS PROSPECTUS.

================================================================================
                 THE ALLIANCE OVATION ADVISOR VARIABLE ANNUITY
================================================================================

   AIG SunAmerica Life issues the Alliance Ovation Advisor Variable Annuity. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   When you purchase an Alliance Ovation Advisor Variable Annuity, a contract exists between you and AIG SunAmerica Life. You are the Owner of the contract. The contract provides three main benefits:

    1. Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

    2. Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

    3. Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

   Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

   This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you start receiving income payments out of the money accumulated in your contract.

   The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

   The contract also offers fixed account options for varying time periods. The fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to a fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option in which you invest.

   For more information on investment options available under this contract please see "Investment Options" in this prospectus.

   This annuity is designed for long-term investors who desire to save for retirement. Under certain circumstances, you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Because of this potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

================================================================================
            PURCHASING AN ALLIANCE OVATION ADVISOR VARIABLE ANNUITY
================================================================================

   An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.

   The minimum initial Purchase Payment permitted under your contract is $2,000. Subsequent payments must be at least $1,000 except that automated subsequent payments may be $100 or more. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. The Company reserves the right to refuse Purchase Payments, including one which would cause total Purchase Payments to exceed $1,000,000 at the time of the Purchase Payment. Subsequent Purchase Payments which would cause total Purchase Payments in the contract to exceed this limit are also subject to prior Company approval. Further, We reserve the right to aggregate all contracts having the same Owner and/or Annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval.

   If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate regulator.

   In general, We will issue a Qualified contract to anyone who is age 70 1/2 or older, but it is your responsibility to ensure that the minimum distribution required by the IRS is being made. In addition, We may not issue a contract to anyone age 85 or older on the contract issue date (effective date of the contract). Contracts with elections for the Equity Assurance Plan or the Accidental Death Benefit will not be issued to anyone over age 75. Contracts with elections for the Estate Benefit Plan or the Annual Ratchet Plan will not be issued to anyone over 80.

   We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Allocation of Purchase Payments

   We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to your last allocation instructions.

   In order to issue your contract, We need your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:

    .  Send your money back to you, or;

    . Ask your permission to keep your money until We get the information necessary to issue the contract.

Right to Cancel

   You may cancel your contract within ten days after receiving it (or longer if required by state law). To cancel, you must mail the contract along with your written request to our Annuity Service Center:

    Delaware Valley Financial Services
    P.O. Box 3031
    Berwyn, PA 19312-0031

   If you decide to cancel your contract during this examination period, We will refund to you the value of your contract on the day We receive your request.

   Certain states require Us to return your Purchase Payments upon a written request mailed during the examination period as described above and in the contract. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a written request as described above. With respect to those contracts, We reserve the right to put your money in the Money Market Portfolio during the examination period and will allocate your money according to your instructions at the end of the applicable examination period. Currently, We do not put your money in the Money Market Portfolio during the examination period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the examination period, We return the greater of
(1) your Purchase Payments; or (2) the value of your contract. At the end of the examination period, We allocate your money according to your instructions.

Exchange Offers

   From time to time, We may offer to allow you to exchange an older variable annuity, issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Portfolios

   These Variable Portfolios invest in shares of the Series Fund, Alliance Variable Products Series Fund, Inc. ("Series Fund"). The Variable Portfolios are only available through the purchase of certain insurance contracts.

   Alliance Capital Management, L.P. is the investment adviser to the Series Fund. The Series Fund also serves as the current underlying investment vehicle for other variable annuity contracts issued by our affiliates, AIG Life Insurance Company and American International Life Assurance Company of
New York, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Series Fund believes that offering shares of the Series Fund in this manner disadvantages you. The adviser monitors the Series Fund for potential conflicts. Only Class B shares are offered in this contract.

   The Variable Portfolios are listed below:

    AllianceBernstein Global Bond Portfolio
    AllianceBernstein Global Dollar Government Portfolio
    AllianceBernstein Growth Portfolio

    AllianceBernstein Growth and Income Portfolio
    AllianceBernstein High-Yield Portfolio
    AllianceBernstein International Portfolio
    AllianceBernstein International Value Portfolio
    AllianceBernstein Money Market Portfolio
    AllianceBernstein Americas Government Income Portfolio
    AllianceBernstein Premier Growth Portfolio
    AllianceBernstein Quasar Portfolio (seeks growth of capital.)
    AllianceBernstein Real Estate Investment Portfolio
    AllianceBernstein Small Cap Value Portfolio
    AllianceBernstein Technology Portfolio
    AllianceBernstein Total Return Portfolio
    AllianceBernstein U.S. Government/High Grade Securities Portfolio AllianceBernstein Utility Income Portfolio
    AllianceBernstein Value Portfolio
    AllianceBernstein Worldwide Privatization Portfolio
    AllianceBernstein U.S. Large Cap Blended Style Series Portfolio

   You should read the attached prospectus for the Series Fund carefully. This prospectus contains detailed information about the Variable Portfolios, including each Variable Portfolio's investment objective and risk factors.

Accumulation Units

   When you allocate a Purchase Payment to the Variable Portfolios, We credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 4 p.m. Eastern Time, or on the next business day's unit value if We receive your money after 4 p.m. Eastern Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

   We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

    1. We determine the total value of money invested in a particular Variable Portfolio;

    2. We subtract from that amount all applicable contract charges; and

    3. We divide this amount by the number of outstanding Accumulation Units.

   Accumulation Units are credited to your contract when Purchase Payments are allocated or amounts are transferred into a Variable Portfolio. Accumulation Units are deducted when the charge, if any, for an Optional Death Benefit or the Contract Maintenance Charge is deducted. Accumulation Units are also deducted when you make a withdrawal or a transfer out of a Variable Portfolio.

    Example:

    We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Global Bond Portfolio.

   Performance of the Variable Portfolios and expenses of the Separate Account affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

Fixed Account Options

   Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

   There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

  . Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

  . Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

  . Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

   When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

   All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM below for more details.

Dollar Cost Averaging Fixed Accounts

   You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.

Transfers During the Accumulation Phase

   During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $1000. If less than $1000 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

   Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIG SunAmerica's website (http:// www.aigsunamerica.com). We currently allow 12 free transfers per contract per year. We charge $10 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program and asset rebalancing program do not count against your 12 free transfers per contract year.

   We may accept transfer requests by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

   Any transfer request in excess of 12 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day we receive it, if received before close of the New York Stock Exchange ("NYSE"). If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

   Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneous with the original transfer request.

   This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

   Regardless of the number of transfers you have made, we will monitor and, upon written notification, we may terminate your transfer privileges, if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

   .    the dollar amount of the transfer;

   .    the total assets of the Variable Portfolio involved in the transfer;

   .    the number of transfers completed in the current calendar quarter; or

   . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

   For information regarding transfers during the Income Phase, see Income Options below.

   We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Dollar Cost Averaging

   The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage of the Money Market Portfolio (source account) to any other Variable Portfolio. Transfers may be monthly and do not count against your 12 free transfers per contract year. The minimum transfer amount under the DCA program is $1,000, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

   We may also offer DCAFAs exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments of at least $12,000. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCAFA, We transfer all your money allocated to that account over the selected time period at an offered frequency of your choosing.

   The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

   We reserve the right to modify, suspend or terminate this program at any time.

    Money Market Portfolio Example:

    Assume that you want to gradually move $12,000 from the Money Market Portfolio to the Growth Portfolio over six months. You set up dollar cost averaging for $2,000 each month and purchase Accumulation Units at the following values:

                    Month Accumulation Unit Units Purchased
                    ----- ----------------- ---------------
                      1        $ 7.50           266.667
                      2        $ 5.00             400
                      3        $10.00             200
                      4        $ 7.50           266.667
                      5        $ 5.00             400
                      6        $ 7.50           266.667

    You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

Asset Rebalancing Program

   Earnings in your contract may cause the percentage of your investment in each Variable Portfolio to differ from your original allocations. The automatic Asset Rebalancing Program addresses this situation. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. There is no fee to participate in this program. Asset rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which experienced a higher return into a Variable Portfolio which experienced a lower return.

   At your request, rebalancing occurs on a monthly, quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 12 free transfers for the contract year.

   We reserve the right to modify, suspend or terminate this program at any time.

    Example:

    Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Global Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Global Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, We would sell some of your units in the Global Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

Voting Rights

   AIG SunAmerica Life is the legal Owner of the Series Fund's shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, you have the right to instruct Us on how to vote the Variable Portfolio shares that are attributable to your contract. We vote all of the shares We own in the same proportion as the voting instructions We receive. This includes any shares We own on our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in our own right.

Substitution

   We may move assets and re-direct future Purchase Payment allocations from one Variable Portfolio to another if We receive contract Owner approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

   You can access money in your contract in two ways:

    .  by making a partial or total withdrawal, and/or;

    . by receiving income payments during the Income Phase. See "Income Options" below.

   If you withdraw your entire Contract Value, We may deduct a Contract Maintenance Charge. See "Expenses" below.

   You may make request a partial surrender for a minimum of $500. Your Contract Value must be at least $2,000 after the partial surrender, or We may cancel the contract. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

   Under certain Qualified plans, access to the money in your contract may be restricted. Withdrawals made prior to age 59 1/2 may result in a 10% federal penalty tax. See "Taxes" in this prospectus.

   We may be required to suspend or postpone any type of payment for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

   Additionally, We reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

Systematic Withdrawal Program

   During the Accumulation Phase, provided you have a minimum Contract Value of $24,000, you may elect to receive periodic income payments under the systematic withdrawal program, up to a maximum of 10% of your Contract Value each year. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $200. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same contract year.

   The Annuity Service Center can provide the necessary forms. We reserve the right to modify, suspend or terminate this program at any time.

Minimum Contract Value

   Where permitted by state law, We may terminate your contract if your contract is less than $2,000 as a result of partial withdrawals. We will provide you with sixty days' written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

================================================================================
                                DEATH BENEFITS
================================================================================

   If an Owner dies during the Accumulation Phase of your contract, we pay a death benefit to the Beneficiary. At the time you purchase your contract, you must select a death benefit option. The Standard Death Benefit is automatically included in your contract for no additional fee. We also offer, for an additional fee, other death benefit options. Death benefit elections must be made at the time you purchase the contract and may not be terminated at a later date, except when your spouse continues the contract. See "Spousal Continuation" below. You should discuss the available options with your financial representative to determine which options are best for you.

   We do not pay the death benefit if an Owner dies after beginning the Income Phase. However, if an Owner dies during the Income Phase, any remaining guaranteed income payments will be made in accordance with the income Option selected. See "Income Options" in this prospectus.

   You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If the contract is jointly owned, the surviving joint Owner will be the primary Beneficiary and any other Beneficiary will be treated as the contingent Beneficiary unless specifically requested otherwise.

   We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

    1. a certified copy of the death certificate; or

    2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

    3. a written statement by a medical doctor who attended the deceased at the time of death; or

    4. any other proof satisfactory to Us.

   The Beneficiary may elect one of the following death benefit payment options unless previously chosen by the Owner, to be paid as follows:

    1. payment of the entire death benefit within 5 years of the date of your death; or

    2. payment over the lifetime of the designated Beneficiary with distribution beginning within 1 year of the date of your death; or

    3. if the designated Beneficiary is your spouse, he/she can continue this contract in his or her own name. See "Spousal Continuation" below.

   The death benefit amount paid remains in the Variable Portfolios until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risks. These risks are borne by the Beneficiary.

Death of the Annuitant

   If the Annuitant is a person other than the Owner and the Owner is an individual, and if the Annuitant dies during the Accumulation Phase, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty
(60) days of our receipt of proof of death, the Owner will be the new Annuitant. If the Annuitant dies during the Income Phase, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.

   We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced Contract Value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the Contract Value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

   To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the Contract Value is reduced by taking the amount of the withdrawal in relation to the Contract Value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

Standard Death Benefit

   The Standard Death Benefit on your contract is the greater of:

    1. the Contract Value on the date We receive all required paperwork and satisfactory proof of death;

    2. Net Purchase Payments; or

    3. the greatest Contract Value on any seventh Contract Anniversary, plus any Purchase Payments paid subsequent to that Contract Anniversary, reduced proportionally by any withdrawals taken subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal.

Optional Death Benefits

   For an additional fee, you may elect one or more of the Optional Death Benefits below which can provide greater protection for your Beneficiaries. In the case of joint Owners, the Optional Death Benefits will be paid upon the death of either owner, except for the Accidental Death Benefit, which will be paid upon the death of the Owner first listed on the contract Schedule. These elections must be made at the time of contract issue and may not be terminated at a later date. All optional death benefits may not be available in all states. The maximum issue age for the elections varies as shown below. The fees for the optional death benefits are deducted from your Contract Value each month. An Optional Death Benefit will be in effect if you select it on your application and the charge for the Optional Death Benefit is shown in your contract. The equity assurance plan and/or the enhanced equity assurance plan will cease to be in effect upon the allocation of Contract Value to either the Money Market Portfolio or available fixed account option unless such allocation is made as part of dollar cost averaging.

   Annual Ratchet Plan. (Maximum issue age is 80.) We will pay a death benefit equal to the greatest of:

    1. the Contract Value;

    2. the total of all Net Purchase Payments; or

    3. the greatest Contract Value on any Contract Anniversary, plus any Purchase Payments paid subsequent to that Contract Anniversary, reduced proportionally by any withdrawals taken subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal.

   Equity Assurance Plan. (Maximum issue age is 75.) We will pay a death benefit equal to the greatest of:

    1. the Contract Value; or

    2. an amount equal to (a) plus (b) where:

      (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the 85th birthday, adjusted proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday:

Annual Interest Rate Period When Death Occurs
-------------------- ------------------------
         0%          1 through 24 months after Purchase Payment receipt;
         2%          25 through 48 months after Purchase Payment receipt;
         4%          49 through 72 months after Purchase Payment receipt;
         6%          73 through 96 months after Purchase Payment receipt;
         8%          97 through 120 months after Purchase Payment receipt;
        10%          if 120 months or more after Purchase Payment receipt, for a maximum of 10 years; and

      (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals.

   Enhanced Equity Assurance Plan. (Maximum issue age is 75.) This Optional Death Benefit is the combination of the Annual Ratchet Plan and the Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

    1. the Contract Value; or

    2. the greatest Contract Value on any Contract Anniversary, plus any Purchase Payments paid subsequent to that Contract Anniversary, reduced proportionally by any withdrawals taken subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal; or

    3. an amount equal to (a) plus (b) where:

      (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday:

Annual Interest Rate Period When Death Occurs
-------------------- ------------------------
         0%          1 through 24 months after Purchase Payment receipt;
         2%          25 through 48 months after Purchase Payment receipt;
         4%          49 through 72 months after Purchase Payment receipt;
         6%          73 through 96 months after Purchase Payment receipt;
         8%          97 through 120 months after Purchase Payment receipt;
        10%          if 120 months or more after Purchase Payment receipt, for a maximum of 10 years; and

      (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals.

   Estate Benefit Payment. (Maximum issue age is 80.)

   If you select the estate benefit payment, We will pay it in addition to any other death benefit in effect at the time of your death. If selected, We will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

   If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of Net Purchase Payments or (b) 70% of the Contract Value less Net Purchase Payments.

   If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of Net Purchase Payments or (b) 50% of the Contract Value less Net Purchase Payments.

   If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of Net Purchase Payments or (b) 30% of the Contract Value less Net Purchase Payments.

   If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age We use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

   Accidental Death Benefit. (Maximum issue age is 75.)

   If you select the accidental death benefit at the time of application, We will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

    1. the Contract Value as of the date the death benefit is determined; or

    2. $250,000.

   The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a continuing spouse.

   The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

    . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

    . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

    . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

    .  declared or undeclared war or any act thereof; or

    .  service in the military, naval or air service of any country.

   The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday.

Spousal Continuation

   If you are the original Owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new Owner ("Continuing Spouse") as though the Continuing Spouse has just purchased the contract. Generally, the contract and its fees, charges and/or elected features, if any, remain the same, except that the optional death benefit charge may change due to the age of the Continuing Spouse. A spousal continuation can only take place upon the death of the original Owner of the contract and may be elected only one time per contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, the spouse will be subject to investment risk as was the original Owner. This is because the death benefit amount paid remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk.

   Upon a spouse's continuation of the contract, We will contribute to the Contract Value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the Contract Value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. See Appendix B for further explanation of the death benefit calculations following a Spousal Continuation.

   On the Continuation Date, the Continuing Spouse may terminate the original Owner's election(s) of the optional death benefits. The attained age of the spouse as of the Continuation Date will be used as the basis for determining the availability, cost, and calculation of future death benefits payable upon death of the spousal Beneficiary. If the attained age of the spousal Beneficiary exceeds the maximum issue age for a continued optional benefit, the benefit is no longer available and the charge will no longer be deducted. See the maximum issue ages shown above for the optional death benefits.

   We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

================================================================================
                                   EXPENSES
================================================================================

   There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. However, we will not increase the contract maintenance charge under your contract. The investment charges under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.

Separate Account Charges

   The Company deducts a Separate Account Charge in the amount of 1.60% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risks, the costs of contract administration and distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contract and obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the Separate Account Charge and other fees and charges assessed under the contract.

   If these charges do not cover all of our expenses, We will pay the difference. Likewise, if these charges exceed our expenses, We will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

Other Revenue

   We may receive compensation of up to 0.40% from the investment adviser of certain of the Variable Portfolios for services related to the availability of those Variable Portfolios in the contract.

Investment Charges

  Investment Management Fees

   Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The Fee Tables in this prospectus illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectus for the Series Fund, attached.

Contract Maintenance Charge

   During the Accumulation Phase, We subtract a contract maintenance charge from your Contract Value once per year. This charge partially compensates Us for the cost of contract administration. We deduct the $30 contract maintenance charge from your Contract Value on your contract anniversary. If you withdraw your entire Contract Value, We deduct the fee from that withdrawal. If your Contract Value or full withdrawal is $50,000 or more on your contract anniversary date, We will waive the charge for that year.

   During the Income Phase, the charge is pro-rated and collected on a monthly basis, causing a reduction to the monthly annuity payments.

Transfer Fee

   We generally permit 12 free transfers between investment options each contract year. We charge you $10 for each additional transfer that contract year. See "Investment Options" and "Transfers" in this prospectus.

Optional Death Benefit Charges

   See the Fee Tables for a chart of the Optional Death Benefits.

Premium Tax

   Certain states charge the Company a tax on the premiums you pay into the contract ranging from zero to 3 1/2%. Currently, We deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

   Premium taxes are subject to change without notice. In many states, there is no tax at all. For current information, you should consult your tax adviser.

Income Taxes

   We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

Reduction or Elimination of Charges and Expenses, and Additional Amounts
Credited

   Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

   AIG SunAmerica Life may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

   We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

================================================================================
                                INCOME OPTIONS
================================================================================

Annuity Date

During the Income Phase, We use the money accumulated in your contract to make regular income payments to you. You may begin the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you notify the Annuity Service Office in writing 30 days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

   Income payments must begin on or before the Annuitant's 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

   If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

Income Options

   The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. Contact the Annuity Service Center for more information. If you do not choose an annuity option, We will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, We will make payments in accordance with option 3.

   We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. A natural contract Owner may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and designate a new Annuitant. The Annuitant may not be changed in a contract owned by a non-natural Owner.

  Option 1 -- Life Income

   Under this option, We will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies. If the Annuitant dies after the first payment, then We will make only one payment.

  Option 2 -- Life Income With Minimum 10 Year Guarantee

   Under this option, We will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the Beneficiary for the remainder of the period.

  Option 3 -- Joint and Last Survivor Annuity

   Under this option, We will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of either of you, We will continue to make annuity payments so long as the survivor is alive. We will stop making payments after the last survivor's death.

   The value of an Annuity Unit, regardless of the option chosen, takes into account the Separate Account Expenses. Please read the SAI for a more detailed discussion of the income options.

Fixed or Variable Income Payments

   You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

Income Payments

   We make income payments on a monthly basis. You instruct Us to send you a check or to have the payments directly deposited into your bank account. If state law allows, We distribute annuities with a

Contract Value of $2,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, We may decrease the frequency of payments, state law allowing.

   If you are invested in the Variable Portfolios on the Annuity Date, your income payments will depend on the following:

    . for life options, your age, when payments begin, and in most states, if a Non-Qualified contract, your gender;

    .  the value of your contract in the Variable Portfolios;

    . the 5.00% assumed investment rate used in the annuity table for the contract;

    . the performance of the Variable Portfolios in which you are invested during the time you receive income payments; and

    .  the deduction of any Contract Maintenance Charge.

   If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

   The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 5.00% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

Deferment of Payments

   We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also "Access to Your Money" for a discussion of when payments from the Variable Portfolios may be suspended or postponed.

================================================================================
                                     TAXES
================================================================================

   Note: We prepared the following information on taxes as a general discussion of the subject. This information addresses general federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change, therefore, We cannot guarantee that the information contained herein is complete and/or accurate. We have included additional discussion regarding taxes in the SAI.

Annuity Contracts in General

   The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

   If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

   If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are:
Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

Tax Treatment of Distributions--Non-Qualified Contracts

   If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.
Tax Treatment of Distributions--Qualified Contracts (including governmental 457(b) eligible deferred compensation plans)

   Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

   The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA. Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

   Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

Minimum Distributions

   Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 701/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

   You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

   Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

   You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of Our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to Our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

   The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

Tax Treatment of Death Benefits

   Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

   Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

   If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

Contracts Owned by a Trust or Corporation

   A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

Gifts, Pledges and/or Assignments of a Contract

   If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

   The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

Diversification and Investor Control

   The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

   The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life Assurance Company, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

   These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

================================================================================
                                  PERFORMANCE
================================================================================

   We advertise the Money Market Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

   When We advertise performance for periods prior to the date the contracts were first issued, We derive the figures from the performance of the corresponding portfolios for the Series Fund, if available. We modify these numbers to reflect charges and expenses as if the Variable Portfolio was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

   Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices We use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

   AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

================================================================================
                               OTHER INFORMATION
================================================================================

AIG SunAmerica Life

   AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

   AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly-owned broker-dealers and two investment advisors) specialize in retirement savings and retirement products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

The Separate Account

   AIG SunAmerica Life established Variable Annuity Account Nine ("Separate Account"), under Arizona law on February 4, 2002. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

   AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

The General Account

   Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

Distribution of the Contract
   Registered representatives of broker-dealers sell the contract. We pay commissions to these broker dealers, of up to 1.40% of your Purchase Payments. We may also pay an annual trail commission of up to 1.40% of Contract Value starting in the second contract year. We do not deduct commissions paid to registered representatives directly from your Purchase Payments or Contract Value.

   From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers which may or may not be affiliated broker-dealers, and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by Us. Promotional incentives may change at any time.

   AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

Administration

   We are ultimately responsible for the administrative servicing of your contract, and have engaged an administrator for servicing assistance. Please contact our Annuity Service Center if you have any comment, question or service request:

      Delaware Valley Financial Services
      P.O. Box 3031
      Berwyn, PA 19312-0031
      (800) 255-8402

   We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the Contract Maintenance Charge and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

Legal Proceedings

   There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not of material importance to the Company's total assets, nor are they material with respect to the assets of the Separate Account.

Ownership

   The Alliance Ovation Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your Ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the Owner.

Registration Statement

   A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

================================================================================
           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
================================================================================

   Additional information concerning the operations of the Separate Account is contained in a Statement of Additional Information, which is available without charge upon written request addressed to Us at our Annuity Service Center:

      Delaware Valley Financial Services
      P.O. Box 3031
      Berwyn, PA 19312-0031
      (800) 255-8402

   The contents of the SAI are shown below.

                         Separate Account.........  3
                         General Account..........  3
                         Performance Data.........  4
                         Income Payments..........  8
                         Annuity Unit Values......  8
                         Taxes....................  9
                         Distribution of Contracts 18
                         Financial Statements..... 18

================================================================================
                      APPENDIX A -- CONDENSED FINANCIALS
================================================================================

                                                                                 Inception to
                                                                                   12/31/02
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
AllianceBernstein Global Bond Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $14.539
   Ending AUV...................................................................   $15.334
   Ending Number of AUs.........................................................    22,914
---------------------------------------------------------------------------------------------
AllianceBernstein Global Dollar Government Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $18.612
   Ending AUV...................................................................   $21.477
   Ending Number of AUs.........................................................     2,582
---------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $16.247
   Ending AUV...................................................................   $16.386
   Ending Number of AUs.........................................................       616
---------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $26.447
   Ending AUV...................................................................   $26.778
   Ending Number of AUs.........................................................     3,360
---------------------------------------------------------------------------------------------
AllianceBernstein High-Yield Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $ 7.906
   Ending AUV...................................................................   $ 8.496
   Ending Number of AUs.........................................................    10,215
---------------------------------------------------------------------------------------------
AllianceBernstein International Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $ 9.504
   Ending AUV...................................................................   $ 9.637
   Ending Number of AUs.........................................................     9,507
---------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $ 9.114
   Ending AUV...................................................................   $ 9.091
   Ending Number of AUs.........................................................    20,964
---------------------------------------------------------------------------------------------
AllianceBernstein Money Market Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $12.832
   Ending AUV...................................................................   $12.752
   Ending Number of AUs.........................................................    82,787
---------------------------------------------------------------------------------------------
AllianceBernstein Americas Government Income Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $17.402
   Ending AUV...................................................................   $18.125
   Ending Number of AUs.........................................................     4,115
---------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $20.247
   Ending AUV...................................................................   $20.055
   Ending Number of AUs.........................................................     6,511
---------------------------------------------------------------------------------------------
AllianceBernstein Quasar Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $ 7.133
   Ending AUV...................................................................   $ 7.147
   Ending Number of AUs.........................................................     1,970
---------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $12.515
   Ending AUV...................................................................   $12.480
   Ending Number of AUs.........................................................     1,856
---------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (Inception Date - 8/6/02)
   Beginning AUV................................................................   $ 9.881
   Ending AUV...................................................................   $10.173
   Ending Number of AUs.........................................................     8,313
---------------------------------------------------------------------------------------------

    AUV - Accumulation Unit Value
    AU - Accumulation Units

                                                                                            Inception to
                                                                                              12/31/02
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio (Inception Date - 8/6/02)
   Beginning AUV...........................................................................   $10.440
   Ending AUV..............................................................................   $10.336
   Ending Number of AUs....................................................................        80
--------------------------------------------------------------------------------------------------------
AllianceBernstein Total Return Portfolio (Inception Date - 8/6/02)
   Beginning AUV...........................................................................   $18.435
   Ending AUV..............................................................................   $18.977
   Ending Number of AUs....................................................................     6,008
--------------------------------------------------------------------------------------------------------
AllianceBernstein U.S. Government/High Grade Securities Portfolio (Inception Date - 8/6/02)
   Beginning AUV...........................................................................   $14.606
   Ending AUV..............................................................................   $15.147
   Ending Number of AUs....................................................................    31,327
--------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Portfolio (Inception Date - 8/6/02)
   Beginning AUV...........................................................................   $13.971
   Ending AUV..............................................................................   $14.359
   Ending Number of AUs....................................................................       824
--------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (Inception Date - 8/6/02)
   Beginning AUV...........................................................................   $ 8.283
   Ending AUV..............................................................................   $ 8.538
   Ending Number of AUs....................................................................    15,421
--------------------------------------------------------------------------------------------------------
AllianceBernstein Worldwide Privatization Portfolio (Inception Date - 8/6/02)
   Beginning AUV...........................................................................   $13.749
   Ending AUV..............................................................................   $13.890
   Ending Number of AUs....................................................................     6,494
--------------------------------------------------------------------------------------------------------
AllianceBernstein U.S. Large Cap Blended Style Series Portfolio (Inception Date - N/A)*
   Beginning AUV...........................................................................       N/A
   Ending AUV..............................................................................       N/A
   Ending Number of AUs....................................................................       N/A
--------------------------------------------------------------------------------------------------------

*  Not available until May 1, 2003.
    AUV - Accumulation Unit Value
    AU - Accumulation Units

================================================================================
          APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
================================================================================

   If the spousal Beneficiary elects to continue the contract (the "Continuing Spouse") and the contract death benefit exceeded the Contract Value, We will add a "Continuation Contribution" to the contract. The Continuation Contribution will be an amount equal to the positive differences between the death benefit otherwise payable and the Contract Value. If applicable, the Continuation Contribution amount will be added to the Contract Value as of the Continuation Date.

   The Continuation Date is the date all required paperwork to otherwise process a death claim, as well as the spousal Beneficiary's written election to continue the contract.

   Death benefit calculations upon a Continuing Spouse's death include a value we call "Continuation Net Purchase Payments." Continuation Net Purchase Payments is an amount equal to: (1) the Contract Value on the Continuation Date, including any applicable Continuation Contribution, plus (2) any Purchase Payments made after the Continuation Date, less (3) adjustments for withdrawals made after the Continuation Date. Each adjustment is in the same proportion that the Contract Value was reduced on the date of each such withdrawal. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the Contract Value on the Continuation Date, including any applicable Continuation Contribution.

   We calculate and pay the death benefit upon a Continuing Spouse's death when we receive all required paperwork and satisfactory proof of death. The term "withdrawals" as used below is withdrawals and any fees and charges applicable to those withdrawals. The term "maximum continuation age" refers to the attained age of the Continuing Spouse as of the Continuation Date; if the Continuing Spouse is over the maximum continuation age, the benefit may not be continued and the corresponding charge will no longer be deducted.

Death Benefits Payable upon Continuing Spouse's Death:

  Standard Death Benefit:

   The death benefit is the greater of:

    .  Continuation Net Purchase Payments; or

    .  Contract Value.

    . the greatest Contract Value on any seventh Contract Anniversary occurring after the Continuation Date, plus any Purchase Payments made after that Contract Anniversary, reduced proportionally by any withdrawals taken after the Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each such withdrawal.

   Annual Ratchet Plan. (Maximum continuation age is 80.) We will pay a death benefit equal to the greatest of:

    .  Continuation Net Purchase Payments; or

    .  Contract Value; or

    . the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, plus any Purchase Payments made after that Contract Anniversary, reduced proportionally by any withdrawals taken after the Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each such withdrawal.

   Equity Assurance Plan. (Maximum continuation age is 75.) We will pay a death benefit equal to the greatest of:

    .  the Contract Value; or

    .  an amount equal to (a) plus (b) where:

      (a) is equal to the total of all Continuation Net Purchase Payments paid on or before the first Contract Anniversary following the Continuing Spouse's 85th birthday, accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10 years from the Continuation Date to the earlier of the Continuing Spouse's date of death or the first Contract Anniversary following the Continuing Spouse's 85th birthday:

            Annual Interest Rate Period When Death Occurs

 0% 1 through 24 months after Continuation Net Purchase Payment receipt;
 2% 25 through 48 months after the Continuation Net Purchase Payment receipt;
 4% 49 through 72 months after the Continuation Net Purchase Payment receipt;
 6% 73 through 96 months after the Continuation Net Purchase Payment receipt;
 8% 97 through 120 months after the Continuation Net Purchase Payment receipt;
10% if 120 months or more after the Continuation Net Purchase Payment receipt, for a maximum of 10 years from the Continuation Date; and

      (b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

   Enhanced Equity Assurance Plan. (Maximum continuation age is 75.) We will pay a death benefit equal to the greatest of:

    .  the Contract Value; or

    . the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, plus any Purchase Payments made after that Contract Anniversary, reduced proportionally by any withdrawals taken after that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each such withdrawal.

    .  an amount equal to (a) plus (b) where:

      (a) is equal to the total of all Continuation Net Purchase Payments paid on or before the first Contract Anniversary following the Continuing Spouse's 85th birthday, accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10 years from the Continuation Date to the earlier of the Continuing Spouse's date of death or the first Contract Anniversary following the Continuing Spouse's 85th birthday:

            Annual Interest Rate Period When Death Occurs

 0% 1 through 24 months after Continuation Net Purchase Payment receipt;
 2% 25 through 48 months after the Continuation Net Purchase Payment receipt;
 4% 49 through 72 months after the Continuation Net Purchase Payment receipt;
 6% 73 through 96 months after the Continuation Net Purchase Payment receipt;
 8% 97 through 120 months after the Continuation Net Purchase Payment receipt;
10% if 120 months or more after the Continuation Net Purchase Payment receipt, for a maximum of 10 years from the Continuation Date; and

      (b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

   Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum continuation age is 80.)

   If the original Owner selected the estate benefit payment and the Continuing Spouse continues the benefit, we will pay it in addition to any other death benefit in effect at the time of the death of the Continuing Spouse. If selected, we will increase the death benefit otherwise payable by the amount of the estate benefit payment determined as follows:

   If the Continuing Spouse is age 60 or younger as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 70% of Continuation Net Purchase Payments or (b) 70% of the Contract Value less Continuation Net Purchase Payments.

   If the Continuing Spouse is between ages 61 and 70 as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 50% of Continuation Net Purchase Payments or (b) 50% of the Contract Value less Continuation Net Purchase Payments.

   If the Continuing Spouse is between ages 71 and 80 as of the date of the Continuation Date, the estate benefit payment will equal the lesser of (a) 30% of Continuation Net Purchase Payments or (b) 30% of the Contract Value less Continuation Net Purchase Payments.

We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

Please forward a copy (without charge) of the Alliance Ovation Advisors Variable Annuity Statement of Additional Information to:

(Please print or type and fill in all information.)

------------------------------------------
Name

------------------------------------------
Address

------------------------------------------
City/State/Zip

------------------------------------------
Date

------------------------------------------
Signed

                 Return to: Annuity Service Center
                            Delaware Valley Financial Services
                            P.O. Box 3031
                            Berwyn, PA 19312-0031

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                    ISSUED BY

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT NINE
                   (ALLIANCE OVATION ADVISOR VARIABLE ANNUITY)


                                January 15, 2004



     This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated January 15, 2004, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 255-8402 or writing our Annuity Service Center:


          Delaware Valley Financial Services
          P.O. Box 3031
          Berwyn, PA 19312-0031.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
Separate Account.............................................................  3
General Account..............................................................  3
Income Payments..............................................................  4
Annuity Unit Values..........................................................  4
Death Benefits...............................................................  6
Taxes........................................................................  9
Distribution of Contracts.................................................... 14
Financial Statements......................................................... 14

--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Nine ("Separate Account") was established under Arizona law on February 4, 2002, by AIG SunAmerica Life Assurance Company (formerly known as Anchor National Life Insurance Company, ("AIG SunAmerica Life"). The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or AIG SunAmerica Life by the SEC.

The assets of the Separate Account are the property of AIG SunAmerica Life. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business AIG SunAmerica Life may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of AIG SunAmerica Life.

The Separate Account invests in the shares of mutual funds ("Variable Portfolios") offered by Alliance Variable Products Series Fund, Inc. (the "Series Fund"). AIG SunAmerica Life does not guarantee the investment performance of the Separate Account, the Variable Portfolios or the Series Fund. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Variable Portfolios, and are also reduced by contract charges.

The basic objective of a variable annuity contract is to provide variable income payments to the Owner, which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Variable Portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the management of each Variable Portfolio to make necessary changes in the fund to anticipate changes in economic conditions. Therefore, the Owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is AIG SunAmerica Life's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of AIG SunAmerica Life or by the actual expenses incurred by AIG SunAmerica Life in excess of expense deductions provided for in the contract (although AIG SunAmerica Life does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                 GENERAL ACCOUNT
--------------------------------------------------------------------------------

The general account is made up of all of the general assets of AIG SunAmerica Life other than those allocated to the Separate Account or any other segregated asset account of AIG SunAmerica Life. A Purchase Payment may be allocated to the DCA fixed account options for specified periods available in connection with the general account, as elected by the Owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Other fixed account options may be available to you. Please refer to your contract for additional information. Assets supporting amounts allocated to fixed account options become part of AIG SunAmerica Life's general account assets and are available to fund the claims of all classes of customers of AIG SunAmerica Life, as well as of its creditors. Accordingly, all of AIG SunAmerica Life's assets held in the general account will be available to fund AIG SunAmerica Life's obligations under the contracts as well as such other claims.

AIG SunAmerica Life will invest the assets of the general account in the manner chosen by AIG SunAmerica Life and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

Initial Monthly Income Payments
The initial income payment is determined by applying separately that portion of the Contract Value allocated to the fixed account options and the Variable Portfolio(s), less any Contract Maintenance Charge and state premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except in certain states where, as in the case of certain Qualified contracts another employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of Contract Values is made.

Subsequent Monthly Payments.

For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value on the due date of the payment.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 5% per annum assumed investment rate for variable payments. If the actual net investment rate experienced by a Variable Portfolio exceeds 5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 5%, variable income payments will decrease over time. If the net investment rate equals 5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same. The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

Illustrative Example

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

     NIF = ($11.46/$11.44) = 1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 5% per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 5% per annum is:

     1/[(1.05)(1/12) ] = 0.99594241

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99594241 = $10.080119

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%. The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less than one and payments are decreased.

Variable Income Payments

Illustrative Example

Assume that a male Owner, P, owns a contract in connection with which P has allocated all of his Contract Value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 2, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655
= $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932.

P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied Contract Value, P's first variable income payment is determined by multiplying the factor of $5.56 (Option 2 tables, male Annuitant age 60 at the Year of Annuitant 2040) by the result of dividing P's account value by $1,000:

     First Payment = $5.56 x ($116,412.31/$1,000) = $647.25

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day of annuitization:

     Annuity Units = $647.25/$13.256932 = 48.823514

P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value on the second payment date:

     Second Payment = 48.823514 x $13.327695 = $650.71

The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

Note that the amount of the first variable income payment depends on the Contract Value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.


The following information is applicable to Contracts issued on or after January 15, 2004:


Assignment or Transfer of Ownership of Contracts with the Standard Death Benefit

If ownership has been modified as a result of an assignment or transfer, the death benefit will be reset to Contract Value at the time of assignment or transfer. Only Purchase Payments made after assignment or transfer will be considered in the calculation of the death benefit.


Assignment or Transfer of Ownership of Contract with Annual Ratchet Rider

If ownership has been modified as a result of an assignment or transfer, the death benefit will be reset to the lesser of the maximum Contract Anniversary Value, or the Contract Value at the time of assignment or transfer. Thereafter, "Contract Anniversary" refers only to Contract Anniversaries on or after the date of assignment or transfer; however, the Contract Anniversary Date remains the same date as prior to the assignment or transfer. Only Purchase Payments made after assignment or transfer will be considered in the calculation of the death benefit.


Assignment or Transfer of Ownership of Contract with Equity Assurance Plan

If ownership has been modified as a result of an assignment or transfer, the death benefit will be reset as follows:
1. If the Contract Value exceeds the death benefit at time of assignment or transfer, the death benefit will continue to accrue as if assignment has not occurred.
2. If the death benefit exceeds Contract Value at time of assignment or transfer, the Contract Value will be considered as the only premium received at or before the time of assignment or transfer for purposes of death benefit calculation. The Contract Value will accumulate interest as if the date of assignment or transfer was the date first received.
3. For death benefit calculation "Contract Anniversary" refers only to Contract Anniversaries on or after the date of assignment or transfer.


Assignment or Transfer of Ownership of Contract with Enhanced Equity Assurance Plan

If ownership has been modified as a result of an assignment or transfer, the death benefit will be reset as follows:
1. If the Contract Value exceeds the death benefit at time of assignment or transfer, the death benefit will continue to accrue as if assignment has not occurred.
2. If the death benefit exceeds Contract Value at time of assignment or transfer, the Contract Value will be considered as the only premium received at or before the time of assignment or transfer for purposes of death benefit calculation. The Contract Value will accumulate interest as if the date of assignment or transfer was the date first received.
3. For death benefit calculation "Contract Anniversary" refers only to Contract Anniversaries on or after the date of assignment or transfer.


--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------



The following describes optional death benefits applicable to Contracts issued prior to January 15, 2004:


Optional Death Benefits


For an additional fee, you may elect one or more of the Optional Death Benefits below which can provide greater protection for your Beneficiaries. In the case of joint Owners, the Optional Death Benefits will be paid upon the death of either owner, except for the Accidental Death Benefit, which will be paid upon the death of the Owner first listed on the contract Schedule. These elections must be made at the time of contract issue and may not be terminated at a later date. All optional death benefits may not be available in all states. The maximum issue age for the elections varies as shown below. The fees for the optional death benefits are deducted from your Contract Value each month. An Optional Death Benefit will be in effect if you select it on your application and the charge for the

Optional Death Benefit is shown in your contract. The equity assurance plan and/or the enhanced equity assurance plan will cease to be in effect upon the allocation of Contract Value to either the Money Market Portfolio or available fixed account option unless such allocation is made as part of dollar cost averaging.


Annual Ratchet Plan. (Maximum issue age is 80.) We will pay a death benefit equal to the greatest of:

     1.   the Contract Value;

     2.   the total of all Net Purchase Payments; or

     3. the greatest Contract Value on any Contract Anniversary, plus any Purchase Payments paid subsequent to that Contract Anniversary, reduced proportionally by any withdrawals taken subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal.


Equity Assurance Plan. (Maximum issue age is 75.) We will pay a death benefit equal to the greatest of:

     1.   the Contract Value; or

     2.   an amount equal to (a) plus (b) where:

          (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the 85th birthday, adjusted proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday:

Annual Interest Rate     Period When Death Occurs
         0%              1 through 24 months after Purchase Payment receipt;
         2%              25 through 48 months after Purchase Payment receipt;
         4%              49 through 72 months after Purchase Payment receipt;
         6%              73 through 96 months after Purchase Payment receipt;
         8%              97 through 120 months after Purchase Payment receipt;
        10%              if 120 months or more after Purchase Payment receipt,
                         for a maximum of 10 years; and

          (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals.


Enhanced Equity Assurance Plan. (Maximum issue age is 75.) This Optional Death Benefit is the combination of the Annual Ratchet Plan and the Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

1.   the Contract Value; or

2. the greatest Contract Value on any Contract Anniversary, plus any Purchase Payments paid subsequent to that Contract Anniversary, reduced proportionally by any withdrawals taken subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal; or

3.   an amount equal to (a) plus (b) where:

          (a) is equal to the total of all Purchase Payments paid on or before the first Contract Anniversary following the 85th birthday, adjusted proportionately for partial withdrawals and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday:

Annual Interest Rate     Period When Death Occurs
         0%              1 through 24 months after Purchase Payment receipt;
         2%              25 through 48 months after Purchase Payment receipt;
         4%              49 through 72 months after Purchase Payment receipt;
         6%              73 through 96 months after Purchase Payment receipt;
         8%              97 through 120 months after Purchase Payment receipt;
        10%              if 120 months or more after Purchase Payment receipt,
                         for a maximum of 10 years; and

          (b) is equal to all Purchase Payments paid after the first Contract Anniversary following the 85th birthday, reduced proportionately for partial withdrawals.



Spousal Continuation



If you are the original Owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new Owner ("Continuing Spouse") as though the Continuing Spouse has just purchased the contract. Generally, the contract and its fees, charges and/or elected features, if any, remain the same, except that the optional death benefit charge may change due to the age of the Continuing Spouse. A spousal continuation can only take place upon the death of the original Owner of the contract and may be elected only one time per contract.



To the extent that the Continuing Spouse invests in the Variable Portfolios, the spouse will be subject to investment risk as was the original Owner. This is because the death benefit amount paid remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk.



Upon a spouse's continuation of the contract, We will contribute to the Contract Value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the Contract Value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B of the prospectus.



On the Continuation Date, the Continuing Spouse may terminate the original Owner's election(s) of the optional death benefits. The attained age of the spouse as of the Continuation Date will be used as the basis for determining the availability, cost, and calculation of future death benefits payable upon death of the spousal Beneficiary. If the attained age of the spousal Beneficiary exceeds the maximum issue age for a continued optional benefit, the benefit is no longer available and the charge will no longer be deducted. See the maximum issue ages shown above for the optional death benefits.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under
(1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c)  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d)  Roth IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e)  Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f)  Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. AIG SunAmerica Life and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002, and 2001, and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The consolidated financial statements of AIG SunAmerica Life Assurance Company should be considered only as bearing on the ability of AIG SunAmerica Life Assurance Company to meet its obligation under the contracts for amounts allocated to the fixed account option(s) and the DCA fixed account options.

Financial Statements of Variable Annuity Account Nine as of December 31, 2002 and for the periods ended December 31, 2002 are also presented herein.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountant for the Separate Account and AIG SunAmerica Life Assurance Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM 10-Q

(Mark One)
/X/ QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15 (d) OF THE SECURITIES EXCHANGE ACT OF 1934

                                      OR

/ / TRANSITION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF THE SECURITIES EXCHANGE ACT OF 1934

                For the quarterly period ended September 30, 2003

                          Commission File No. 33-47472

                                   ----------

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

         Incorporated in Arizona                       86-0198983
                                                      IRS Employer
                                                   Identification No.

             SunAmerica Center, Los Angeles, California 90067-6022 Registrant's telephone number, including area code: (310) 772-6000

                                   ----------

     INDICATE BY CHECK MARK WHETHER THE REGISTRANT (1) HAS FILED ALL REPORTS REQUIRED TO BE FILED BY SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 DURING THE PRECEDING 12 MONTHS (OR FOR SUCH SHORTER PERIOD THAT THE REGISTRANT WAS REQUIRED TO FILE SUCH REPORTS), AND (2) HAS BEEN SUBJECT TO SUCH FILING REQUIREMENTS FOR THE PAST 90 DAYS Yes [X] No [_]

     INDICATE BY CHECK MARK WHETHER THE REGISTRANT IS AN ACCELERATED FILER (AS DEFINED BY RULE 12b-2 OF THE SECURITIES EXCHANGE ACT OF 1934). Yes [_] No [X}

     THE NUMBER OF SHARES OUTSTANDING OF THE REGISTRANT'S COMMON STOCK ON NOVEMBER 14, 2003 WAS AS FOLLOWS:

Common Stock (par value $1,000 per share)        3,511 shares outstanding

     THE REGISTRANT MEETS THE CONDITIONS SET FORTH IN GENERAL INSTRUCTION H(1)(a) AND (b) OF FORM 10-Q AND IS THEREFORE FILING THIS FORM 10-Q WITH THE REDUCED DISCLOSURE FORMAT

================================================================================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                      INDEX

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Part I -  Financial Information

     Balance Sheet (Unaudited) - September 30, 2003
     and December 31, 2002                                                  3-4

     Statement of Income and Comprehensive Income
     (Unaudited) - Three Months and Nine Months
     Ended September 30, 2003 and 2002                                      5-6

     Statement of Cash Flows (Unaudited) -
     Nine Months Ended September 30, 2003 and 2002                          7-8

     Notes to Financial Statements (Unaudited)                              9-10

     Management's Discussion and Analysis of Financial
     Condition and Results of Operations                                   11-33

     Quantitative and Qualitative Disclosures About
     Market Risk                                                            34

     Controls and Procedures                                                35

Part II - Other Information                                                 36

     Exhibits and Reports on Form 8-K                                      38-41

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                  BALANCE SHEET
                                   (Unaudited)

                                                    September 30,  December 31,
                                                        2003           2002
                                                    -------------  -------------
                                                          (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                  $     303,510  $      65,872
   Bonds, notes and redeemable
    preferred stocks available for sale, at fair
    value (amortized cost: September 30, 2003,
    $5,547,707; December 31, 2002, $  5,492,677)        5,714,691      5,528,569
   Mortgage loans                                         747,274        738,601
   Policy loans                                           202,894        215,846
   Separate account seed money                             23,583         25,366
   Common stocks available for sale, at fair value
    (cost: September 30, 2003 and December 31,
    2002, $4,111)                                           4,410          2,609
   Real estate                                             22,091         22,315
   Securities lending collateral                          254,653        585,760
   Other invested assets                                   10,722          8,766
                                                    -------------  -------------
   Total investments and cash                           7,283,828      7,193,704
Variable annuity assets held in separate
 accounts                                              17,136,593     14,758,642
Accrued investment income                                  82,764         75,326
Deferred acquisition costs                              1,391,790      1,364,748
Income taxes currently receivable from Parent              67,379        100,123
Due from affiliates                                            --         26,304
Goodwill                                                    4,603          4,603
Other assets                                               23,081         15,382
                                                    -------------  -------------
TOTAL ASSETS                                        $  25,990,038  $  23,538,832
                                                    =============  =============

                 See accompanying notes to financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            BALANCE SHEET (Continued)
                                   (Unaudited)

                                                    September 30,  December 31,
                                                        2003           2002
                                                    -------------  -------------
                                                          (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts             $   4,437,537  $   4,285,098
   Reserves for universal life insurance contracts      1,623,191      1,676,073
   Reserves for guaranteed investment contracts           357,676        359,561
   Securities lending payable                             254,653        585,760
   Modified coinsurance deposit liability                  12,434         31,393
   Due to affiliates                                       13,418             --
   Payable to brokers                                     227,862          8,529
   Other liabilities                                      157,855        160,265
                                                    -------------  -------------
Total reserves, payables and accrued
 liabilities                                            7,084,626      7,106,679
Variable annuity liabilities related to separate
 accounts                                              17,136,593     14,758,642
Deferred income taxes                                     338,358        351,872
                                                    -------------  -------------
Total liabilities                                      24,559,577     22,217,193
                                                    -------------  -------------
Shareholder's equity:
   Common stock                                             3,511          3,511
   Additional paid-in capital                           1,125,753      1,125,753
   Retained earnings                                      222,363        175,871
   Accumulated other comprehensive income                  78,834         16,504
                                                    -------------  -------------
   Total shareholder's equity                           1,430,461      1,321,639
                                                    -------------  -------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY          $  25,990,038  $  23,538,832
                                                    =============  =============

                 See accompanying notes to financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME
     For the three months and nine months ended September 30, 2003 and 2002
                                   (Unaudited)

                                                            Three Months                  Nine Months
                                                    ----------------------------  ---------------------------
                                                        2003           2002           2003          2002
                                                    -------------  -------------  ------------  -------------
                                                                          (In thousands)
REVENUES
   Fee income:
      Variable annuity policy fees                  $      74,490  $      67,999  $    207,516  $     229,758
      Universal life insurance policy fees                  8,192          8,544        26,540         26,799
      Surrender charges                                     6,895          9,143        21,249         24,001
      Other fees                                               --            932            --          2,964
                                                    -------------  -------------  ------------  -------------
   Total fee income                                        89,577         86,618       255,305        283,522
   Investment income                                       99,845         98,633       300,116        289,853
   Net realized investment losses                         (17,940)       (17,478)      (26,570)       (31,192)
                                                    -------------  -------------  ------------  -------------
   Total revenues                                        171,482         167,773       528,851        542,183
                                                    -------------  -------------  ------------  -------------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity contracts                              38,482         36,689       116,575        104,524
      Universal life insurance contracts                   19,303         20,658        57,142         60,292
      Guaranteed investment contracts                       2,042          2,679         6,089          8,776
      Securities lending agreements                           722          3,653         4,168          9,688
                                                    -------------  -------------  ------------  -------------
   Total interest expense                                  60,549         63,679       183,974        183,280
   General and administrative expenses                     18,992         12,818        59,281         51,200
   Amortization of deferred acquisition
    costs                                                  44,400         50,701       123,477        158,058
   Annual commissions                                      11,422         13,607        41,595         45,227
   Claims on universal life contracts,
    net of reinsurance recoveries                           4,022          4,621        15,255         12,530
   Guaranteed minimum death benefits,
    net of reinsurance recoveries                          14,723         30,935        51,182         48,687
                                                    -------------  -------------  ------------  -------------
Total benefits and expenses                               154,108        176,361       474,764        498,982
                                                    -------------  -------------  ------------  -------------
PRETAX INCOME (LOSS)                                       17,374         (8,588)       54,087         43,201
Income tax expense (benefit)                                4,215         (2,544)        7,595          5,225
                                                    -------------  -------------  ------------  -------------
NET INCOME (LOSS)                                   $      13,159  $      (6,044) $     46,492  $      37,976
                                                    -------------  -------------  ------------  -------------

                 See accompanying notes to financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
     For the three months and nine months ended September 30, 2003 and 2002
                                   (Unaudited)

                                                            Three Months                   Nine Months
                                                    ----------------------------  ---------------------------
                                                         2003           2002           2003          2002
                                                    -------------  -------------  ------------  -------------
                                                                          (In thousands)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX:
Net unrealized (losses) gains on debt and
equity securities available for sale
identified in the current period                    $     (17,432) $      50,111  $     79,494  $      70,898
Less reclassification adjustment for net
realized losses included in net income                     11,645         12,631        16,400         23,462
Change related to cash flow hedges                            ---            ---           ---         (2,218)
Income tax benefit (expense)                                2,025        (21,960)      (33,564)       (32,250)
                                                    -------------  -------------  ------------  -------------
OTHER COMPREHENSIVE (LOSS) INCOME                          (3,762)        40,782        62,330         59,892
                                                    -------------  -------------  ------------  -------------
COMPREHENSIVE INCOME                                $       9,397  $      34,738  $    108,822  $      97,868
                                                    =============  =============  ============  =============

                 See accompanying notes to financial statements

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
              For the nine months ended September 30, 2003 and 2002
                                   (Unaudited)

                                                                2003           2002
                                                            ------------    ------------
                                                                  (In thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $     46,492    $     37,976
Adjustments to reconcile net income to
 net cash provided by operating activities:
   Interest credited to:
      Fixed annuity contracts                                    116,575         104,524
      Universal life insurance contracts                          57,142          60,292
      Guaranteed investment contracts                              6,089           8,776
   Net realized investment losses                                 26,570          31,192
   Amortization of net premiums
    on investments                                                 5,079             185
   Amortization of deferred acquisition costs                    123,477         158,058
   Acquisition costs deferred                                   (187,519)       (187,626)
   Provision for deferred income taxes                           (47,077)        113,116
   Change in:
      Accrued investment income                                   (7,438)        (10,822)
      Other assets                                                (7,699)             51
      Income taxes currently receivable from Parent               32,744         (53,341)
      Due from/to affiliates                                     (10,278)        (11,542)
      Other liabilities                                            6,680          13,293
   Other, net                                                     13,276          15,841
                                                            ------------    ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                        174,113         279,973
                                                            ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks               (1,431,013)     (1,679,989)
   Mortgage loans                                                (42,859)        (94,360)
   Other investments, excluding short-term investments           (14,970)        (12,741)
Sales of:
   Bonds, notes and redeemable preferred stocks                  803,180         684,746
   Other investments, excluding short-term investments               269             609
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                  767,055         418,899
   Mortgage loans                                                 35,215          71,964
   Other investments, excluding short-term investments            70,107         110,345
                                                            ------------    ------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         $    186,984    $   (500,527)
                                                            ------------    ------------

                 See accompanying notes to financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
              For the nine months ended September 30, 2003 and 2002
                                   (Unaudited)

                                                                2003            2002
                                                            ------------    ------------
                                                                  (In thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                                  $  1,181,329    $  1,259,701
   Universal life insurance contracts                             34,176          36,658
Net exchanges from the fixed accounts of
 variable annuity contracts                                     (735,617)       (281,274)
Withdrawal payments on:
   Fixed annuity contracts                                      (349,241)       (392,719)
   Universal life insurance contracts                            (45,307)        (52,433)
   Guaranteed investment contracts                                (7,647)        (83,119)
Claims and annuity payments on:
   Fixed annuity contracts                                       (82,191)        (72,794)
   Universal life insurance contracts                            (90,912)        (76,362)
Net repayments of other short-term financings                     (9,090)          6,929
Net payment related to a modified coinsurance
 transaction                                                     (18,959)        (23,511)
Net cash and short-term investments transferred
 to the Parent in the distribution of Saamsun
 Holdings Corp.                                                       --         (82,873)
                                                            ------------    ------------
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES             (123,459)        238,203
                                                            ------------    ------------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS                  237,638          17,649
CASH AND SHORT-TERM INVESTMENTS
  AT BEGINNING OF PERIOD                                          65,872         200,064
                                                            ------------    ------------
CASH AND SHORT-TERM INVESTMENTS
 AT END OF PERIOD                                           $    303,510    $    217,713
                                                            ============    ============
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                               $      4,168    $      9,688
                                                            ============    ============
Net income taxes (paid to) refunded by Parent               $    (21,928)   $     54,550
                                                            ============    ============

                 See accompanying notes to financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   BASIS OF PRESENTATION
     ---------------------

     AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

     The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

     In the opinion of the Company, the accompanying unaudited financial statements contain all adjustments necessary, consisting of normal recurring items, to present fairly the Company's financial position as of September 30, 2003 and December 31, 2002, the results of its operations and its cash flows for the three months and nine months ended September 30, 2003 and 2002. The results of operations for the nine months ended September 30, 2003 are not necessarily indicative of the results to be expected for the full year. The accompanying unaudited financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2002, contained in the Company's 2002 Annual Report on Form 10-K. Certain prior period items have been reclassified to conform to the current period's presentation.

2.   CONTINGENT LIABILITIES
     ----------------------

     The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2003 is $785,570,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $339,423,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates and related amounts of these commitments are as follows:
     $240,500,000 in 2004, $387,070,000 in 2005 and $158,000,000 in 2006.
     Management does not anticipate any material losses with respect to these commitments.

     In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. As of September 30, 2003, the premiums subject to guarantee totaled approximately $515,585,000 and the estimated fair values of the GMAV benefit included in the accompanying statement of income and comprehensive income were not material.

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other similar types of matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

3.   RECENTLY ISSUED ACCOUNTING STANDARDS
     ------------------------------------

     In November 2002, Financial Accounting Standards Board ("FASB") issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

     In July 2003, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP-03-1"). This statement is effective for the Company as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

     In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company continues to evaluate the provisions of SOP 03-1. Management currently expects the one-time cumulative accounting charge upon adoption to approximate $60 million after taxes, to be recorded in the first quarter of 2004, which is not material to the Company's financial condition or liquidity.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

     Management's discussion and analysis of financial condition and results of operations of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company) (the "Company") for the three months and nine months ended September 30, 2003 and September 30, 2002 follows. Certain prior period amounts have been reclassified to conform to the current period's presentation.

     In connection with the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission (the "SEC"). Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. Statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future levels of sales and redemptions of the Company's products, investment spreads and yields, or the earnings and profitability of the Company's activities.

     Forward-looking statements are necessarily based on estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which are subject to change. These uncertainties and contingencies could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable developments. Some may be national in scope, such as general economic conditions, changes in tax law and changes in interest rates. Some may be related to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation. Others may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio. Investors are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC. The Company disclaims any obligation to update forward-looking information.

CRITICAL ACCOUNTING POLICIES

     The Company considers among its most critical accounting policies those policies with respect to valuation of certain financial instruments and amortization of deferred acquisition costs. In the implementation of each of the aforementioned policies, management is required to exercise its judgment on both a quantitative and qualitative basis. Further explanation of how management exercises that judgment follows:

     VALUATION OF CERTAIN FINANCIAL INSTRUMENTS: Gross unrealized losses on debt and equity securities available for sale amounted to $84.2 million at September 30, 2003 and $170.7 million at December 31, 2002. When a decline in fair value below amortized cost is deemed to be other-than-temporary, the Company recognizes an impairment loss in the current period operating results to the extent of the decline (See also discussion within "Capital Resources and Liquidity" herein).

     Securities in our portfolio with a carrying value of approximately $1.32 billion at September 30, 2003 do not have readily determinable market prices. For these securities, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities. All such securities are classified as available for sale. Our ability to liquidate our positions in these securities will be impacted to a significant degree by the lack of an actively traded market, and we may not be able to dispose of these investments in a timely manner. Although we believe our estimates reasonably reflect the fair value of those securities, our key assumptions about the risk-free interest rates, risk premiums, performance of underlying collateral, if any, and other factors may not reflect those of an active market.

     AMORTIZATION OF DEFERRED ACQUISITION COSTS: We amortize our deferred acquisition costs ("DAC") based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, the anticipated value of guaranteed minimum death benefits to be paid, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised. Approximately 95% of the Company's DAC balance at September 30, 2003 related to variable annuity products and 5% related to fixed annuity and universal life products.

     DAC amortization is sensitive to surrender rates, claims costs, and the actual and assumed future growth rate of the assets supporting the Company's obligations under annuity policies. With respect to fixed annuities, the growth rate depends on the yield on the general account assets supporting those annuities. With respect to variable annuities, the growth rate depends on the performance of the investment options available under the annuity contract and the allocation of assets among these various investment options.

     The assumption we use for the long-term annual net growth of the separate account assets in the determination of DAC amortization with respect to our variable annuity policies is 10% (the "long-term growth rate assumption"). We use a "reversion to the mean" methodology which allows us to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would be approximately 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate assumption (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

BUSINESS SEGMENTS

     The Company has one business segment, annuity operations, which consists of the sale and administration of deposit-type insurance contracts, such as fixed and variable annuities and universal life insurance contracts. The Company focuses primarily on the marketing of variable annuity products. The variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as guaranteed fixed-rate account options. The Company earns fee income on investments in the variable account options and net investment spread on the fixed-rate account options.

     On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), an affiliate, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement was retroactive to January 1, 2002. Amounts paid to or accrued by the Company under this agreement totaled $14.4 million for the third quarter of 2003 and $38.9 million for the nine months of 2003. Amounts paid to or accrued by the Company under this agreement totaled $12.6 million for the third quarter of 2002 and $42.4 million for the nine months of 2002.

RESULTS OF OPERATIONS

     NET INCOME totaled $13.2 million in the third quarter of 2003, compared to a net loss of $6.0 million in the third quarter of 2002. For the nine months, net income amounted to $46.5 million in 2003, compared to $38.0 million in 2002.

     PRETAX INCOME totaled $17.4 million in the third quarter of 2003, compared to pretax loss of $8.6 million in the third quarter of 2002. For the nine months, pretax income totaled $54.1 million in 2003, compared to $43.2 million in 2002. The increase in the third quarter of 2003 primarily resulted from decreased guaranteed minimum death benefits, decreased amortization of deferred acquisition costs and increased variable annuity fee income, offset by increased general and administrative expenses. The increase in the nine months of 2003 primarily resulted from decreased amortization of deferred acquisition costs, increased investment income and decreased net realized investment losses, offset by decreased variable annuity fee income, increased general and administrative expenses and increased guaranteed minimum death benefits.

     NET INVESTMENT SPREAD, which is the spread between the income earned on invested assets and the interest credited to fixed annuity contracts and paid on other interest-bearing liabilities, totaled $39.3 million in the third quarter of 2003, compared to $35.0 million in the third quarter of 2002. These amounts equal 2.27% on average invested assets (computed on a daily basis) of $6.93 billion in the third quarter of 2003 and 2.01% on average invested assets of $6.96 billion in the third quarter of 2002 on an annualized basis. For the nine months, net investment spread increased to $116.1 million in 2003 from $106.6 million in 2002, representing 2.18% of average invested assets of $7.12 billion in 2003 and 2.17% of average invested assets of $6.56 billion in 2002 on an annualized basis.

     Growth in average invested assets resulted primarily from sales of the fixed account options of the Company's variable annuity products ("Fixed Annuity Deposits"), and renewal deposits on its universal life product ("UL Deposits"), partially offset by net exchanges from fixed accounts into the separate accounts of variable annuity contracts. Sales of Fixed Annuity Deposits and UL Deposits totaled $389.3 million in the third quarter of 2003 and $456.4 million in the third quarter of 2002, $1.22 billion in the nine months of 2003 and $1.30 billion in the nine months of 2002, and are largely deposits for the fixed accounts of variable annuities. On an annualized basis, these deposits represent 25%, 34%, 27% and 33%, respectively, of the related reserve balances at the beginning of the respective periods.

     Under accounting principles generally accepted in the United States of America, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly upon receipt to reserves for fixed annuity and universal life contracts.

     Net investment spreads include the effect of income earned or interest paid on the difference between average invested assets and average interest-bearing liabilities. Average invested assets exceeded average interest-bearing liabilities by $245.4 million in the third quarter of 2003, compared to $110.5 million in the third quarter of 2002. For the nine months, average invested assets exceeded average interest-bearing liabilities by $252.9 million in 2003, compared with $87.6 million in 2002. The increase in 2003 reflected a $200.0 million capital contribution from the Parent in the third quarter of 2002. The difference between the Company's yield on average invested assets and the rate paid on average interest-bearing liabilities (the "Spread Difference") was 2.14% in the third quarter of 2003, 1.96% in the third quarter of 2002, 2.05% in the nine months of 2003 and 2.11% in the nine months of 2002.

     Investment income (and the related yields on average invested assets) totaled $99.8 million (5.76%) in the third quarter of 2003, $98.6 million (5.67%) in the third quarter of 2002, $300.1 million (5.62%) in the nine months of 2003 and $289.9 million (5.89%) in the nine months of 2002. The increase in the investment yield in the third quarter of 2003 is due to the impact of $1.6 million of seed money gains in 2003 versus $1.8 million of seed money losses in 2002. Excluding the impact of seed money investment gains/losses, investment returns would have been 5.66% in the third quarter of 2003 and 5.76% in the third quarter of 2002. The decrease in the investment yield in 2003 compared to 2002 primarily reflects a lower prevailing interest rate environment. Investment income has been reduced by expenses incurred to manage the investment portfolio of $0.6 million in the third quarter of 2003, $0.5 million in the third quarter of 2002, $1.7 million in the nine months of 2003 and $1.5 million in the nine months of 2002.

     Interest expense totaled $60.5 million in the third quarter of 2003 and $63.7 million in the third quarter of 2002. For the nine months, interest expense aggregated $184.0 million in 2003, compared with $183.3 million in 2002. The average rate paid on all interest-bearing liabilities was 3.62% in the third quarter of 2003, compared to 3.72% in the third quarter of 2002. For the nine months, the average rate paid on all interest-bearing liabilities was 3.57% in 2003 and 3.78% in 2002. Interest-bearing liabilities averaged $6.69 billion during the third quarter of 2003, $6.85 billion during the third quarter of 2002, $6.87 billion during the nine months of 2003 and $6.47 billion during the nine months of 2002. The decline in the overall rates paid in 2003 compared to 2002 resulted primarily from the impact of a declining interest rate environment.

     NET REALIZED INVESTMENT LOSSES totaled $17.9 million in the third quarter of 2003 and $17.5 million in third quarter of 2002 and include impairment writedowns of $20.3 million and $10.5 million, respectively. For the nine months, net realized investment losses totaled $26.6 million in 2003, compared with $31.2 million in 2002 and include impairment writedowns of $35.9 million and $22.0 million, respectively. Thus, net realized gains from sales and redemptions of investments totaled $2.4 million in the third quarter of 2003, compared to net realized losses of $7.0 million in the third quarter of 2002. For the nine months, net realized gains from sales and redemptions of investments totaled $9.3 million in 2003, compared to net realized losses of $9.2 million in 2002.

     The Company sold or redeemed invested assets, principally bonds and notes, aggregating $265.4 million in the third quarter of 2003, $517.9 million in the third quarter of 2002, $1.62 billion in the nine months of 2003 and $1.22 billion in the nine months of 2002. Sales of investments result from the active management of the Company's investment portfolio. Because redemptions of investments are generally involuntary and sales of investments are made in both rising and falling interest rate environments, net gains and losses from sales and redemptions of investments fluctuate from period to period, and, on an annualized basis, represent 0.14%, 0.40%, 0.17% and 0.19% of average invested assets in the third quarter of 2003, the third quarter of 2002, the nine months of 2003 and the nine months of 2002, respectively. Active portfolio management involves the ongoing evaluation of asset sectors, individual securities within the investment portfolio and the reallocation of investments from sectors that are perceived to be relatively overvalued to sectors that are perceived to be relatively undervalued. The intent of the Company's active portfolio management is to maximize total returns on the investment portfolio, taking into account credit, option, liquidity and interest-rate risk.

     Impairment writedowns include $20.3 million, $10.5 million, $35.9 million and $22.0 million of provisions applied to bonds, partnerships and other invested assets in the third quarter of 2003, the third quarter of 2002, the nine months of 2003 and the nine months of 2002, respectively. On an annualized basis, impairment writedowns represent 1.17%, 0.60%, 0.67% and 0.45% of average invested assets in the respective periods. For the twenty quarters ended September 30, 2003, impairment writedowns, as an annualized percentage of average invested assets, have ranged from 0.03% to 1.95% and have averaged 0.62%. Such writedowns are based upon estimates of the fair value of invested assets and recorded when declines in value of such assets are considered to be other than temporary. Actual realization will be dependent upon future events.

     VARIABLE ANNUITY POLICY FEES are based on the market value of assets in separate accounts supporting variable annuity contracts. Such fees totaled $74.5 million in the third quarter of 2003 and $68.0 million in the third quarter of 2002 and are net of reinsurance premiums of $8.9 million and $6.1 million, respectively. These amounts include $15.7 million and $14.6 million attributable to the SAAMCO Agreement, respectively. For the nine months, variable annuity fees totaled $207.5 million in 2003, compared to $229.8 million in 2002 and are net of reinsurance premiums of $23.0 million and $15.8 million, respectively. These amounts include $43.8 million and $48.4 million attributable to the SAAMCO Agreement, respectively. The increased fees in the third quarter of 2003 as compared to 2002 reflect the improved equity market conditions during the period, and the resulting favorable impact on market values of assets in the separate accounts. The decreased fees in the nine months of 2003 as compared to the nine months of 2002 primarily reflect the unfavorable equity market conditions in 2002 and the early part of 2003, and the resulting unfavorable impact on market values of the assets in the separate accounts. On an annualized basis, variable annuity fees represent 1.8% of average variable annuity assets in all periods. Variable annuity assets averaged $16.88 billion, $15.14 billion, $15.68 billion and $17.03 billion during the respective periods. Variable annuity deposits, which exclude deposits allocated to the fixed accounts of variable annuity products, totaled $484.1 million and $236.5 million in the third quarters of 2003 and 2002, respectively. For the nine months, variable annuity deposits totaled $1.21 billion in 2003, compared with $873.2 million in 2002. On an annualized basis, these amounts represent 12%, 6%, 11% and 6% of separate account liabilities at the beginning of the respective periods. Transfers from the fixed accounts of the Company's variable annuity products to the separate accounts are not classified as variable annuity deposits. Accordingly, changes in variable annuity deposits are not necessarily indicative of the ultimate allocation by customers among fixed and variable account options of the Company's variable annuity products.

     Sales of variable annuity products (which include deposits allocated to the fixed accounts) ("Variable Annuity Product Sales") amounted to $863.2 million, $680.3 million, $2.39 billion and $2.13 billion in the third quarters of 2003 and 2002 and nine months of 2003 and 2002, respectively. Such sales primarily reflect those of the Company's Polaris, Seasons and Diversified Strategies variable annuity products. The Company's variable annuity products are multi-manager variable annuities that offer investors a choice of several variable funds as well as a number of guaranteed fixed-rate funds. Investors can select from a choice of 4 to 41 variable funds and up to 7 guaranteed fixed-rate funds depending on the product. The increase in Variable Annuity Product Sales reflect improving market conditions as well as sales of the Company's new products, primarily Polaris Platinum II. Introduced in late 2002, Polaris Platinum II product sales totaled $222.4 million in the third quarter of 2003 and $538.8 million in the nine months of 2003.

     The Company has encountered increased competition in the variable annuity marketplace during recent years and anticipates that the market will remain highly competitive for the foreseeable future. Also, from time to time, Federal initiatives are proposed that could affect the taxation of annuities (see "Regulation").

     UNIVERSAL LIFE INSURANCE POLICY FEES amounted to $8.2 million in the third quarter of 2003 and $8.5 million in the third quarter of 2002. For the nine months, universal life insurance policy fees totaled $26.5 million in 2003 and $26.8 million in 2002. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. The administrative fees are assessed based on the number of policies in force as of the end of each month. The Company acquired its universal life contracts as part of the acquisition of business from MBL Life Assurance Corporation on December 31, 1998 and does not actively market such contracts. Such fees annualized represent 2.1%, 2.1%, 2.2% and 2.1% of average reserves for universal life insurance contracts in the respective periods.

     SURRENDER CHARGES on fixed annuity, variable annuity and universal life contracts totaled $6.9 million in the third quarter of 2003 and $9.1 million in the third quarter of 2002. For the nine months, such surrender charges totaled $21.2 million in 2003 and $24.0 million in 2002. Surrender charge periods range from zero to nine years from the date a deposit is received. Surrender charges generally are assessed on withdrawals at declining rates during the first seven or nine years following receipt of the deposit. Withdrawal payments, which exclude claims and annuitization benefits, totaled $525.4 million in the third quarter of 2003, compared to $630.1 million in the third quarter of 2002. For the nine months, such withdrawal payments totaled $1.57 billion in 2003 and $1.68 billion in 2002. Annualized, these payments when expressed as a percentage of average related reserves represent 9.3%, 12.3%, 9.7% and 10.1% for the third quarters of 2003 and 2002 and nine months of 2003 and 2002, respectively. Withdrawals from the variable annuity separate accounts totaled $408.7 million (annualized representing 9.7% of average variable annuity liabilities), $403.3 million (annualized representing 10.7% of average variable annuity liabilities), $1.18 billion (annualized representing 10.1% of average variable annuity liabilities) and $1.24 billion (annualized representing 9.7% of average variable annuity liabilities) in the third quarters and nine months of 2003 and 2002, respectively.

     GENERAL AND ADMINISTRATIVE EXPENSES totaled $19.0 million in the third quarter of 2003 and $12.8 million in the third quarter of 2002. For the nine months, general and administrative expenses totaled $59.3 million in 2003 and $51.2 million in 2002. General and administrative expenses were lower in the third quarter of 2002 primarily due to lower expenses relating to the Company's modified coinsurance transaction, certain premium tax refunds, and lower programming and other operating expenses. Current quarter general and administrative expenses are more indicative of ongoing operations. General and administrative expenses remain closely controlled through a company-wide cost containment program and continue to represent less than 1% of average total assets.

     AMORTIZATION OF DEFERRED ACQUISITION COSTS totaled $44.4 million in the third quarter of 2003, compared to $50.7 million in the third quarter of 2002. For the nine months, such amortization totaled $123.5 million in 2003, compared to $158.1 million in 2002. The decrease in amortization in the nine months of 2003 was primarily related to the decreased variable annuity policy fee income and increased guaranteed minimum death benefits.

     ANNUAL COMMISSIONS totaled $11.4 million in the third quarter of 2003, compared to $13.6 million in the third quarter of 2002. For the nine months, annual commissions amounted to $41.6 million in 2003 and $45.2 million in 2002. Annual commissions represent renewal commissions paid quarterly in arrears to maintain the persistency of certain of the Company's variable annuity contracts. Substantially all of the Company's currently available variable annuity products allow for an annual commission payment option in return for a lower immediate commission. The vast majority of the Company's average balances of its variable annuity products are currently subject to such annual commissions. These commissions are expected to increase in future periods.

     CLAIMS ON UNIVERSAL LIFE CONTRACTS, NET OF REINSURANCE RECOVERIES totaled $4.0 million in the third quarter of 2003, compared to $4.6 million in the third quarter of 2002 (net of reinsurance recoveries of $9.0 million in 2003 and $12.1 million and 2002). For the nine months, such claims totaled $15.3 million in 2003 and $12.5 million in 2002 (net of reinsurance recoveries of $26.8 million in 2003 and $22.7 million in 2002). The increase in such claims in 2003 resulted principally from increased mortality experience, which fluctuates and cannot necessarily be expected to continue in future periods.

     GUARANTEED MINIMUM DEATH BENEFITS, NET OF REINSURANCE RECOVERIES ("Net GMDB") on variable annuity contracts totaled $14.7 million in the third quarter of 2003, compared to $30.9 million in the third quarter of 2002 (net of reinsurance recoveries of $1.3 million in 2003 and $3.0 million in 2002). For the nine months, Net GMDB amounted to $51.2 million in 2003 and $48.7 million in 2002 (net of reinsurance recoveries of $7.1 million in 2003 and $5.7 million in 2002). Net GMDB consists primarily of guaranteed minimum death benefits as well as immaterial amounts of earnings enhancement benefits, guaranteed minimum income benefits and guaranteed minimum account value benefits. These guarantees are described in more detail in the following paragraphs. The decrease in Net GMDB for the quarter, reflects the upturn in the equity markets in the second and third quarters of 2003. The increase in Net GMDB in 2003 reflects the downturn in the equity markets in 2002 and early part of 2003 partially offset by the upturn in the equity markets in the second and third quarters of 2003. Further downturns in the equity markets could increase these expenses.

     A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). The Company bears the risk that death claims following a decline in the equity markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At September 30, 2003, a portion of the GMDB risk on approximately 31% of the account value with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. A substantial majority of all new contracts sold have reinsurance coverage. However, the Company does not currently have reinsurance coverage on contracts to be sold after 2003. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $14.7 million (net of reinsurance recoveries of $1.3 million) for the third quarter of 2003 and $30.9 million (net of reinsurance recoveries of $3.0 million) for the third quarter of 2002. GMDB-related contractholder benefits incurred, net of related reinsurance, were $51.2 million (net of reinsurance recoveries of $7.1 million) for the nine months of 2003 and $48.7 million (net of reinsurance recoveries of $5.7 million) for the nine months of 2002. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. However, effective January 1, 2004, the

Company will be required to record a liability for GMDBs (See Note 3 of Notes to Financial Statements).

     EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. For contract-holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At September 30, 2003, approximately 8% (calculated based on current account value) of in-force contracts include EEB coverage, with 97% of the EEB risk fully reinsured.

     GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit (GMIB) living benefit feature. This feature provides a minimum annuity payment guarantee for those contract-holders who choose to receive fixed lifetime annuity payments after a seven, nine, or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. For contracts sold prior to September 30, 2003, substantially all of the Company's products containing the GMIB feature have been reinsured; furthermore, substantially all of the GMIB risk per individual reinsured contract has been transferred to the reinsurer.

     GUARANTEED MINIMUM ACCOUNT VALUE ("GMAV"): In the third quarter of 2002, the Company began issuing certain variable annuity products that offer an optional Guaranteed Minimum Account Value (GMAV) living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV guarantees being higher than the underlying contract-holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of September 30, 2003, the premiums subject to guarantee totaled approximately $515 million, and the estimated fair values of the GMAV benefit included in the accompanying statement of income and comprehensive income were not material.

     With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the credit ratings and continuous monitoring of the ratings of these reinsurers, such risks are considered to be minimal.

     INCOME TAXES totaled $4.2 million of tax expense in the third quarter of 2003, $2.5 million of tax benefit in the third quarter of 2002, $7.6 million of tax expense in the nine months of 2003 and $5.2 million of tax expense in the nine months of 2002, representing effective annualized tax rates of 24%, 30%, 14% and 12%, respectively. The increase in the tax rate in the third quarter of 2003 is the result of an adjustment increasing the current estimated annual tax rate due to a change in estimated permanent tax differences. The benefit recorded in the third quarter of 2002 is the result of an adjustment reducing the current estimated annual tax rate as a result of lower than expected relative pretax income without corresponding reductions in permanent tax differences.

CAPITAL RESOURCES AND LIQUIDITY

     SHAREHOLDER'S EQUITY increased to $1.43 billion at September 30, 2003 from $1.32 billion at December 31, 2002. The increase reflected net income of $46.5 million and other comprehensive income of $62.3 million.

     INVESTMENTS AND CASH at September 30, 2003 totaled $7.28 billion, compared to $7.19 billion at December 31, 2002. The Company's invested assets are managed by its affiliates. The following table summarizes the Company's portfolio of bonds, notes and redeemable preferred stocks (the "Bond Portfolio") and other investments and cash at September 30, 2003 and December 31, 2002:

                                   September 30, 2003          December 31, 2002
                               -------------------------   -------------------------
                                   Carrying   Percent of       Carrying   Percent of
                                      Value    Portfolio          Value    Portfolio
                               -------------------------   -------------------------
Bond Portfolio:                        (In thousands, except for percentages)
U.S. government securities     $     19,782          0.3%  $     32,820          0.5%
Mortgage-backed securities        1,242,252         17.1      1,547,568         21.5
Other bonds, notes and
 redeemable preferred stocks      4,452,657         61.1      3,948,181         54.9
                               -------------------------   -------------------------
Total Bond Portfolio              5,714,691         78.5      5,528,569         76.9
Mortgage loans                      747,274         10.2        738,601         10.3
Common stocks                         4,410          0.1          2,609          0.0
Cash and short-term
 investments                        303,510          4.2         65,872          0.9
Other                               513,943          7.0        858,053         11.9
                               -------------------------   -------------------------
Total investments and cash     $  7,283,828        100.0%  $  7,193,704        100.0%
                               =========================   =========================

     The Company's general investment philosophy is to hold fixed-rate assets for long-term investment. Thus, it does not have a trading portfolio. However, the Company has determined that all of the Bond Portfolio is available to be sold in response to changes in market interest rates, changes in relative value of asset sectors and individual securities, changes in prepayment risk, changes in the credit quality outlook for certain securities, the Company's need for liquidity and other similar factors.

     THE BOND PORTFOLIO, which constituted 78% of the Company's total investment portfolio at September 30, 2003, had an aggregate fair value that was $167.0 million greater than its amortized cost at September 30, 2003, compared with $35.9 million at December 31, 2002. The increase in net unrealized gains on the Bond Portfolio during 2003 principally reflected the impact of impairment writedowns in 2003 as well as the decrease in prevailing interest rates and the corresponding effect on the fair value of the Bond Portfolio at September 30, 2003.

     At September 30, 2003, the Bond Portfolio had an aggregate carrying value (i.e. fair value) of $5.71 billion and an aggregate amortized cost of $5.55 billion. At September 30, 2003, the Bond Portfolio (excluding $1.4 million of redeemable preferred stocks) included $5.45 billion of bonds rated by Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's"), Fitch ("Fitch") or the National Association of Insurance Commissioners ("NAIC"), and $265.3 million of bonds rated by the Company pursuant to statutory rating guidelines established by the NAIC. At September 30, 2003, approximately $5.37 billion of the Bond Portfolio was investment grade, including $1.12 billion of mortgage-backed securities ("MBS") and U.S. government/agency securities.

     At September 30, 2003, the Bond Portfolio included $346.9 million of bonds that were not rated investment grade. These non-investment-grade bonds accounted for approximately 1.3% of the Company's total assets and approximately 4.8% of its invested assets. Non-investment-grade securities generally provide higher yields and involve greater risks than investment-grade securities because their issuers typically are more highly leveraged and more vulnerable to adverse economic conditions than investment-grade issuers. In addition, the trading market for these securities is usually more limited than for investment-grade securities. An economic downturn could produce higher than average issuer defaults on the non-investment-grade securities, which could cause the Company's investment returns and net income to decline. At September 30, 2003, the Company's non-investment-grade portfolio consisted of 100 issues with no single issuer representing more than 10% of the total non-investment grade portfolio. These non-investment-grade securities are comprised of bonds spanning 11 industries with 21% of these assets concentrated in financial institutions, 18% concentrated in consumer goods, 17% concentrated in communications, 15% concentrated in utilities and 10% concentrated in transportation. No other industry concentration constituted more than 10% of these assets.

     The table on the following page summarizes the Company's rated bonds by rating classification as of September 30, 2003.

                      RATED BONDS BY RATING CLASSIFICATION
                             (Dollars in thousands)

                                                   Issues not rated by S&P/Moody's/
            Issues rated by S&P/Moody's/Fitch               Fitch, by NAIC category                     Total
---------------------------------------------   -----------------------------------   -------------------------------------
                                                                                                                    Percent
                                    Estimated        NAIC                 Estimated                   Estimated    of total
S&P/Moody's/Fitch     Amortized          fair    category   Amortized          fair     Amortized          fair    invested
Category (1)               cost         value         (2)        Cost         value          cost         value      assets
-----------------   -----------   -----------   ---------   ---------   -----------   -----------   -----------   ---------
AAA+ to A-
   (Aaa to A3)
   [AAA to A-]      $ 2,993,707   $ 3,106,116           1   $ 597,308   $   613,412   $ 3,591,015   $ 3,719,528       51.06%

BBB+ to BBB-
   (Baa1 to Baa3)
   [BBB+ to BBB-]     1,261,072     1,322,521           2     313,935       324,401     1,575,007     1,646,922       22.61%

BB+ to BB-
   (Ba1 to Ba3)
   [BB+ to BB-]         176,359       159,152           3      40,072        40,905       216,431       200,057        2.75%

B+ to B-
   (B1 to B3)
   [B+ to B-]           112,471        99,139           4       2,744         2,970       115,215       102,109        1.40%

CCC+ to C
   (Caa to C)
   [CCC]                 31,184        27,330           5      14,997        15,094        46,181        42,424        0.58%

C1 to D
   [DD]
   {D}                       --            --           6       2,482         2,274         2,482         2,274        0.03%
                    -----------   -----------               ---------   -----------   -----------   -----------   ---------
TOTAL RATED
 ISSUES             $ 4,574,793   $ 4,714,258               $ 971,538   $   999,056   $ 5,546,331   $ 5,713,314
                    ===========   ===========               =========   ===========   ===========   ===========

Footnotes appear on the following page.

         Footnotes to the table of Rated Bonds by Rating Classification
         --------------------------------------------------------------

(1) S&P and Fitch rate debt securities in rating categories ranging from AAA (the highest) to D (in payment default). A plus (+) or minus (-) indicates the debt's relative standing within the rating category. A security rated BBB- or higher is considered investment grade. Moody's rates debt securities in rating categories range from Aaa (the highest) to C (extremely poor prospects of ever attaining any real investment standing). The number 1, 2 or 3 (with 1 the highest and 3 the lowest) indicates the debt's relative standing within the rating category. A security rated Baa3 or higher is considered investment grade. Issues are categorized based on the highest of the S&P, Moody's and Fitch ratings if rated by multiple agencies.

(2) Bonds and short-term promissory instruments are divided into six quality categories for NAIC rating purposes, ranging from 1 (highest) to 5 (lowest) for non-defaulted bonds plus one category, 6, for bonds in or near default. These six categories correspond with the S&P/Moody's/Fitch rating groups listed above, with categories 1 and 2 considered investment grade. The NAIC categories include $265.3 million of assets that were rated by the Company pursuant to applicable NAIC rating guidelines.

     The valuation of invested assets involves obtaining a fair value for each security. The source for the fair value is generally from market exchanges, with the exception of non-traded securities.

     Another aspect of valuation pertains to impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

     In general, a security is considered a candidate for impairment if it meets any of the following criteria:

  . Trading at a significant discount to par, amortized cost (if lower) or cost for an extended period of time;

  . The occurrence of a discrete credit event resulting in; (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

  . In the opinion of the Company's management, it is unlikely the Company will realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Once a security has been identified as potentially impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price. However, the market price following a significant credit event of any issuer may be volatile after such an event. Factors such as market liquidity, hedge fund activity, sensitivity to "headline" risk, and the widening of bid/ask spreads contribute to price volatility. Because of such volatility, the market price may not be indicative of the fair value or a reasonable estimate of realizable value.

     The Company has the ability to hold any security to its stated maturity. Therefore, the decision to sell reflects the judgment of the Company's management that the security sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflects management's judgment that the risk-discounted anticipated ultimate recovery is less than the value achieved on sale.

     As a result of these policies, the Company recorded pretax impairment writedowns of $35.9 million in the nine months of 2003 and $22.0 million in the nine months of 2002.

     Excluding the impairments noted above, the changes in fair value for the Company's Bond Portfolio, which constitutes the vast majority of the Company's investments, were recorded as a component of other comprehensive income in shareholder's equity as unrealized gains or losses.

     At September 30, 2003, the Company's Bond Portfolio had gross unrealized gains of $251.1 million and gross unrealized losses of $84.1 million. One issuer accounted for 11% of unrealized losses. No other single issuer accounted for more than 10% of unrealized losses.

     At September 30, 2003, the fair value of the Company's Bond Portfolio aggregated $5.71 billion. Of this aggregate fair value, approximately 1.4% represented securities trading at or below 75% of amortized cost. The impact of unrealized losses on net income will be further mitigated upon realization by the impact of the realized losses on DAC amortization and income taxes.

     At September 30, 2003, approximately $918.0 million of the Bond Portfolio had gross unrealized losses of $84.1 million. The gross unrealized losses in the Bond Portfolio included the following concentrations:

                                                   Gross
                                              Unrealized
                Concentration                     Losses
-------------------------------------     --------------
                                          (In thousands)
Investment Grade:
Finance companies                         $       20,562
Non-corporate                                     14,690
Transportation                                     5,912
Other                                              1,564
Not Rated and Below Investment Grade:
Finance companies                                 15,829
Non-corporate                                      4,896
Transportation                                    11,208
Other                                              9,407

     The amortized cost of the Bond Portfolio in an unrealized loss position at September 30, 2003, by contractual maturity, is shown below:

                                               Amortized
                                                    Cost
                                          --------------
                                          (In thousands)
Due in one year or less                   $        7,070
Due after one year through five years            267,968
Due after five years through ten years           443,576
Due after ten years                              283,433
                                          --------------
Total                                     $    1,002,047
                                          ==============

     In the nine months ended September 30, 2003, the pretax realized losses incurred with respect to the sale of fixed securities in the Bond Portfolio were $7.4 million. The aggregate fair value of securities sold was $265.3 million, which was approximately 97% of amortized cost. The average period of time that securities sold at a loss during 2003 were trading continuously at a price below amortized cost was approximately 13 months.

     The aging of the Bond Portfolio in an unrealized loss position at September 30, 2003 is shown below:

                          Amortized    Unrealized   Number of
                             Cost        Losses       Items
                          ----------   ----------   ---------
                             (In thousands)
Investment Grade:
0-6 months                $  190,852   $    4,277          19
7-12 months                   66,949        1,257          14
>12 months                    98,921        3,685          29
Below Investment Grade:
0-6 months                $  200,902   $   14,423          35
7-12 months                  105,544        1,860          13
>12 months                   338,879       58,566          59
Total:
0-6 months                $  391,754   $   18,700          54
7-12 months                  172,493        3,117          27
>12 months                   437,800       62,251          88

     As stated previously, the valuation for the Company's Bond Portfolio comes from market exchanges or dealer quotations, with the exception of non-traded securities. The Company considers non-traded securities to mean certain fixed income investments, certain structured securities and limited partnerships. The aggregate carrying value of these securities at September 30, 2003 was approximately $1.32 billion.

     The methodology used to estimate fair value of non-traded fixed income investments is by reference to traded securities with similar attributes and using a matrix pricing methodology. This technique takes into account such factors as the industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer and other relevant factors. The change in fair value is recognized as a component of other comprehensive income.

     For certain structured securities, the carrying value is based on an estimate of the security's future cash flows pursuant to the requirements of Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The change in carrying value is recognized in income.

     Each of these investment categories is regularly tested to determine if impairment in value exists. Various valuation techniques are used with respect to each category in this determination.

     Senior secured loans ("Secured Loans") are included in the Bond Portfolio and aggregated $296.3 million at September 30, 2003. Secured Loans are senior to subordinated debt and equity and are secured by assets of the issuer. At September 30, 2003, Secured Loans consisted of $230.2 million of privately traded securities and $66.1 million of publicly traded securities. These Secured Loans are composed of loans to 59 borrowers spanning 20 industries, with 11% of these assets concentrated in food and 10% concentrated in media. No other industry constituted more than 10% of these assets.

     While the trading market for the Company's privately traded Secured Loans is more limited than for publicly traded issues, management believes that participation in these transactions has enabled the Company to improve its investment yield. As a result of restrictive financial covenants, these Secured Loans involve greater risk of technical default than do publicly traded investment-grade securities. However, management believes that the risk of loss upon default for these Secured Loans is mitigated by such financial covenants and the collateral values underlying the Secured Loans. The Company's Secured Loans are rated by S&P, Moody's, Fitch, the NAIC or by the Company, pursuant to comparable statutory rating guidelines established by the NAIC.

     MORTGAGE LOANS aggregated $747.3 million at September 30, 2003 and consisted of 123 commercial first mortgage loans with an average loan balance of approximately $6.1 million, collateralized by properties located in 33 states. The properties collateralizing the portfolios were approximately 35% office, 18% multifamily residential, 15% manufactured housing, 10% industrial, 10% hotels, 5% retail, and 7% other types. At September 30, 2003, approximately 28%, 11% and 10% of this portfolio was secured by properties located in California, New York, and Massachusetts, respectively, and no more than 10% of this portfolio was secured by properties located in any other single state. At September 30, 2003, there were 16 mortgage loans with outstanding balances of $10 million or more, which collectively aggregated approximately 48% of the portfolio. At the time of their origination or purchase by the Company, virtually all mortgage loans had loan-to-value ratios of 75% or less. At September 30, 2003, approximately 24% of the mortgage loan portfolio consisted of loans with balloon payments due before October 1, 2006. During 2003 and 2002, loans delinquent by more than 90 days, foreclosed loans and restructured loans have not been significant in relation to the total mortgage loan portfolio.

     Substantially all of the mortgage loan portfolio has been originated by the Company under its underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multifamily residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

     POLICY LOANS totaled $202.9 million at September 30, 2003, compared to $215.8 million at December 31, 2002, and primarily represent loans taken against universal life insurance policies.

     SEPARATE ACCOUNT SEED MONEY totaled $23.6 million at September 30, 2003, compared to $25.4 million at December 31, 2002, and consists principally of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts.

     SECURITIES LENDING COLLATERAL totaled $254.7 million at September 30, 2003, compared to $585.8 million at December 31, 2002, and consisted of cash collateral invested in highly rated short-term securities received in connection with the Company's securities lending program. Although the cash collateral is currently invested in highly rated short-term securities, the applicable collateral agreements permit the cash collateral to be invested in highly liquid short and long-term investment portfolios. At least 75% of the portfolio's short-term investments must have external issue ratings of A-1/P-1, one of the highest ratings for short-term credit quality. Long-term investments include corporate notes with maturities of five years or less and a credit rating by at least two nationally recognized statistical rating organizations (NRSRO), with no less than a S&P rating of A or equivalent by any other NRSRO.

     ASSET-LIABILITY MATCHING is utilized by the Company in an effort to minimize the risks of interest rate fluctuations and disintermediation (i.e. the risk of being forced to sell investments during unfavorable market conditions). The Company believes that its fixed-rate liabilities should be backed by a portfolio principally composed of fixed-rate investments that generate predictable rates of return. The Company does not have a specific target rate of return. Instead, its rates of return vary over time depending on the current interest rate environment, the slope of the yield curve, the spread at which fixed-rate investments are priced over the yield curve and general economic conditions. Its portfolio strategy is constructed with a view to achieve adequate risk-adjusted returns consistent with its investment objectives of effective asset-liability matching, liquidity and safety. The Company's fixed-rate products incorporate surrender charges, market value adjustments or other restrictions in order to encourage persistency. Approximately 78% of the Company's fixed annuity, universal life and GIC reserves had surrender penalties or other restrictions at September 30, 2003.

     As part of its asset-liability matching discipline, the Company conducts detailed computer simulations that model its fixed-rate assets and liabilities under commonly used interest rate scenarios. With the results of these computer simulations, the Company can measure the potential gain or loss in fair value of its interest-rate sensitive instruments and seek to protect its economic value and achieve a predictable spread between what it earns on its invested assets and what it pays on its liabilities by designing its fixed-rate products and conducting its investment operations to closely match the duration and cash flows of the fixed-rate assets to that of its fixed-rate liabilities. The fixed-rate assets in the Company's asset-liability modeling included: cash and short-term investments; bonds, notes and redeemable preferred stocks; mortgage loans; policy loans; and investments in limited partnerships that invest primarily in fixed-rate securities. At September 30, 2003, these assets had an aggregate fair value of $7.28 billion with an option-adjusted duration of 3.9. The Company's fixed-rate liabilities included fixed annuity, universal life and GIC contracts. At September 30, 2003, these liabilities had an aggregate fair value (determined by discounting future contractual cash flows by related market rates of interest) of $6.61 billion with an option-adjusted duration of 3.5. The Company's potential exposure due to a relative 10% decrease in prevailing interest rates from its September 30, 2003 levels is a loss of approximately $15.2 million, representing an increase in fair value of its fixed-rate liabilities that is not offset by an increase in fair value of its fixed-rate assets. Because the Company actively manages its assets and liabilities and has strategies in place to minimize its exposure to loss as interest rate changes occur, it expects that actual losses would be less than the estimated potential loss.

     Option-adjusted duration is a common measure for the price sensitivity of a fixed-maturity portfolio to changes in interest rates. For example, if interest rates increase 1%, the fair value of an asset with a duration of 5.0 is expected to decrease in value by approximately 5%. The Company estimates the option-adjusted duration of its assets and liabilities using a number of different interest rate scenarios, assuming continuation of existing investment and interest crediting strategies, including maintaining an appropriate level of liquidity. Actual company and contract owner behaviors may be different than was assumed in the estimate of option-adjusted duration and these differences may be material.

     The overall interest-credited rate environment has continued to decline in 2003. A significant portion of the Company's fixed annuity contracts (including the fixed option of variable contracts) has reached or is near the minimum contractual guaranteed rate (generally 3%). Continual declines in interest rates could cause the spread between the yield on the portfolio and the interest rate credited to policyholders to deteriorate.

     As a component of its asset-liability management strategy, the Company may utilize interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company seeks to enhance its spread income with dollar roll repurchase agreements ("Dollar Roll Repos"). Dollar Roll Repos involve a sale of MBS by the Company and an agreement to repurchase substantially similar MBS at a later date at an agreed upon price. The Company also seeks to provide liquidity by investing in MBSs. MBSs are generally investment-grade securities collateralized by large pools of mortgage loans. MBSs generally pay principal and interest monthly. The amount of principal and interest payments may fluctuate as a result of prepayments of the underlying mortgage loans.

     There are risks associated with some of the techniques the Company uses to provide liquidity, enhance its spread income and match its assets and liabilities. The primary risk associated with the Company's Dollar Roll Repos and Swap Agreements is counterparty risk. The Company believes, however, that the counterparties to its Dollar Roll Repos and Swap Agreements are financially responsible and that the counterparty risk associated with those transactions is minimal. It is the Company's policy that these agreements are entered into with counterparties who have a debt rating of A/A2 or better from both S&P and Moody's. The Company continually monitors its credit exposure with respect to these agreements. In addition to counterparty risk, Swap Agreements also have interest rate risk. However, the Company's Swap Agreements are intended to hedge variable-rate assets or liabilities. The primary risk associated with MBSs is that a changing interest rate environment might cause prepayment of the underlying obligations at speeds slower or faster than anticipated at the time of their purchase. As part of its decision to purchase such a security, the Company assesses the risk of prepayment by analyzing the security's projected performance over an array of interest-rate scenarios. Once such a security is purchased, the Company monitors its actual prepayment experience monthly to reassess the relative attractiveness of the security with the intent to maximize total return.

     INVESTED ASSETS EVALUATION is routinely conducted by the Company. Management identifies monthly those investments that require additional monitoring and carefully reviews the carrying values of such investments at least quarterly to determine whether specific investments should be placed on a nonaccrual basis and to determine declines in value that may be other than temporary. In conducting these reviews for bonds, management principally considers the adequacy of any collateral, compliance with contractual covenants, the borrower's recent financial performance, news reports and other externally generated information concerning the creditor's affairs. In the case of publicly traded bonds, management also considers market value quotations, if available. For mortgage loans, management generally considers information concerning the mortgaged property and, among other things, factors impacting the current and expected payment status of the loan and, if available, the current fair value of the underlying collateral. For investments in partnerships, management reviews the financial statements and other information provided by the general partners.

     The carrying values of investments that are determined to have declines in value that are other than temporary are reduced to fair value. The provisions for impairment on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate, on the disposition and settlement of mortgage loans and on mortgage loans that management believes may not be collectible in full. Accrual of interest is suspended when principal and interest payments on mortgage loans are past due more than 90 days. Impairment losses on securitized assets are recognized if the fair value of the security is less than its book value, and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date.

     DEFAULTED INVESTMENTS, comprising all investments that are in default as to the payment of principal or interest, totaled $31.6 million of bonds at September 30, 2003, which constituted approximately 0.4% of total invested assets. At December 31, 2002, defaulted investments totaled $15.6 million ($8.9 million of bonds and $6.7 million of mortgage loans), which constituted approximately 0.2% of total invested assets.

     SOURCES OF LIQUIDITY are readily available to the Company in the form of the Company's existing portfolio of cash and short-term investments, Reverse Repo capacity on invested assets and, if required, proceeds from invested asset sales. The Company's liquidity is primarily derived from operating cash flows. At September 30, 2003, approximately $4.80 billion of the Company's Bond Portfolio had an aggregate unrealized gain of $251.1 million, while approximately $918.0 million of the Bond Portfolio had an aggregate unrealized loss of $84.1 million. In addition, the Company's investment portfolio currently provides approximately $51.3 million of monthly cash flow from scheduled principal and interest payments. Historically, cash flows from operations and from the sale of the Company's annuity products have been more than sufficient in amount to satisfy the Company's liquidity needs.

     Management is aware that prevailing market interest rates may shift significantly and has strategies in place to manage either an increase or decrease in prevailing rates. In a rising interest rate environment, the Company's average cost of funds would increase over time as it prices its new and renewing annuities to maintain a generally competitive market rate. Management would seek to place new funds in investments that were matched in duration to, and higher yielding than, the liabilities assumed. The Company believes that liquidity to fund withdrawals would be available through incoming cash flow, the sale of short-term or floating-rate instruments or

Dollar Roll Repos on the Company's substantial MBS segment of the Bond Portfolio, thereby avoiding the sale of fixed-rate assets in an unfavorable bond market.

     In a declining rate environment, the Company's cost of funds would decrease over time, reflecting lower interest crediting rates on its fixed annuities. Should increased liquidity be required for withdrawals, the Company believes that a significant portion of its investments could be sold without adverse consequences in light of the general strengthening that would be expected in the bond market.

     If a substantial portion of the Company's Bond Portfolio diminished significantly in value and/or defaulted, the Company would need to liquidate other portions of its investment portfolio and/or arrange financing. Such events that may cause such a liquidity strain could be the result of economic collapse or terrorist acts.

     Management believes that the Company's liquid assets and its net cash provided by operations will enable the Company to meet any foreseeable cash requirements for at least the next twelve months.

GUARANTEES AND OTHER COMMITMENTS

     The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2003 is $785.6 million. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $339.4 million of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $240.5 million in 2004, $387.1 million in 2005 and $158.0 million in 2006.

RECENTLY ISSUED ACCOUNTING STANDARDS

     In July 2003, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP-03-1"). This statement is effective for the Company as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

     In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company continues to evaluate the provisions of SOP 03-1. Management currently expects the one-time cumulative accounting charge upon adoption to approximate $60 million after taxes, to be recorded in the first quarter of 2004, which is not material to the Company's financial condition or liquidity.

REGULATION

     The Company, in common with other insurers, is subject to regulation and supervision by the states and other jurisdictions in which it does business. Within the United States, the method of such regulation varies but generally has its source in statutes that delegate regulatory and supervisory powers to an insurance official. The regulation and supervision relate primarily to approval of policy forms and rates, the standards of solvency that must be met and maintained, including risk based capital measurements, the licensing of insurers and their agents, the nature of and limitations on investments, restrictions on the size of risks which may be insured under a single policy, deposits on securities for the benefit of policyholders, methods of accounting, periodic examinations of the affairs of insurance companies, the form and content of reports of financial condition required to be filed, and reserves for unearned premiums, losses and other purposes. In general, such regulation is for the protection of policyholders rather than security holders.

     Risk based capital ("RBC") standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The standards are intended to help identify inadequately capitalized companies and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only as a result of the insurer's size, but also on the risk profile of the insurer's operations. The RBC Model Law provides four incremental levels of regulatory attention for insurers whose surplus is below the calculated RBC target. These levels of attention range in severity from requiring the insurer to submit a plan for corrective action to actually placing the insurer under regulatory control. The statutory capital and surplus of the Company exceeded its RBC requirements as of September 30, 2003.

     Privacy provisions of the Gramm-Leach-Bliley Act became fully effective in 2001 and established new consumer protections regarding the security, confidentiality, and uses of nonpublic personal information of individuals. The law also requires financial institutions to fully disclose their privacy policies to their customers. Additional privacy legislation pending in the United States Congress and several states is designed to provide further privacy protections to consumers of financial products and services. These statutes and regulations may result in additional regulatory compliance costs, may limit the Company's ability to market its products, and may otherwise constrain the nature or scope of the Company's insurance and financial services operations. The Gramm-Leach-Bliley Act also allows combinations between insurance companies, banks and other entities. In addition, from time to time, Federal initiatives are proposed that could affect the Company's businesses. Such initiatives include employee benefit plan regulations and tax law changes affecting the taxation of insurance companies and the tax treatment of insurance and other investment products. Proposals made in recent years to limit the tax deferral of annuities or otherwise modify the tax rules related to the treatment of annuities have not been enacted. While certain of such proposals, if implemented, could have an adverse effect on the Company's sales of affected products, and, consequently, on its results of operations, the Company believes these proposals have a small likelihood of being enacted, because they would discourage retirement savings and there is strong public and industry opposition to them.

           QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

     The quantitative and qualitative disclosures about market risk are contained in the Asset-Liability Matching section of Management's Discussion and Analysis of Financial Condition and Results of Operations on pages 28 to 29 herein.

                              CONTROLS & PROCEDURES

     The Company's disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Company files or submits under the Securities Exchange Act of 1934, as amended (Exchange Act), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include controls and procedures designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Exchange Act is accumulated and communicated to the Company's management, including the Company's Chief Executive Officer and Principal Financial Officer, as appropriate to allow timely decisions regarding required disclosure. The Company's Chief Executive Officer and the Principal Financial Officer have reviewed the effectiveness of its disclosure controls and procedures as of September 30, 2003 and have concluded that the disclosure controls and procedures are effective. There was no change in the Company's internal control over financial reporting that occurred during the three months ended September 30, 2003 that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                OTHER INFORMATION

Item 1. Legal Proceedings
        -----------------

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

Item 5. Other Information
        -----------------

     Not applicable.

Item 6. Exhibits and Reports on Form 8-K
        --------------------------------

EXHIBITS

Exhibits are listed in the Exhibit Index beginning on page 38 herein.

REPORTS FOR FORM 8-K

There were no current reports on Form 8-K filed during the three months ended September 30, 2003.

                                   SIGNATURES

     Pursuant to the requirements of the Securities and Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                        -------------------------------------
                                        Registrant


Date: November 14, 2003                 /s/ N. SCOTT GILLIS
-----------------------                 ----------------------------------------
                                        N. Scott Gillis
                                        Senior Vice President and Director
                                         (Principal Financial Officer)


Date: November 14, 2003                 /s/ Stewart Polakov
-----------------------                 ----------------------------------------
                                        Stewart Polakov
                                        Senior Vice President and Controller
                                         (Principal Accounting Officer)

                                  Exhibit Index

Exhibit
-------

(31.1)      Rule 13a-14(a)/15d-14(a) Certifications

(31.2)      Rule 13a-14(a)/15d-14(a) Certifications

(32)        Section 1350 Certifications

                                                                    Exhibit 31.1
                                 CERTIFICATIONS

     I, Jay S. Wintrob, Chief Executive Officer of AIG SunAmerica Life Assurance Company, certify that:

1.   I have reviewed this Form 10-Q of AIG SunAmerica Life Assurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

     c. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter (the registrant's fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant's auditors and the audit committee of registrant's board of directors (or persons performing the equivalent function):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: November 14, 2003


/s/  JAY S. WINTROB
-----------------------------
Jay S. Wintrob
Chief Executive Officer

                                                                    Exhibit 31.2
                                 CERTIFICATIONS

     I, N. Scott Gillis, Senior Vice President (Principal Financial Officer) of AIG SunAmerica Life Assurance Company, certify that:

1.   I have reviewed this Form 10-Q of AIG SunAmerica Life Assurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter (the registrant's fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant's auditors and the audit committee of registrant's board of directors (or persons performing the equivalent function):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: November 14, 2003


/s/  N. Scott Gillis
-----------------------------
N. Scott Gillis,
Senior Vice President
(Principal Financial Officer)

                                                                      Exhibit 32

                                 Certifications

In connection with the quarterly report on Form 10-Q for the quarter ended September 30, 2003 of AIG SunAmerica Life Assurance Company as filed with the Securities and Exchange Commission on the date hereof (the Report), each of, Jay
S. Wintrob, Chief Executive Officer of the Company, and N. Scott Gillis, Senior Vice President and Principal Financial Officer of the Company, hereby certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

     (1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities and Exchange Act of 1934, as amended; and

     (2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.


                                                    /s/ JAY S. WINTROB
                                                    ----------------------------
                                                    Jay S. Wintrob
                                                    Chief Executive Officer


                                                    /s/ N. Scott Gillis
                                                    ----------------------------
                                                    N. Scott Gillis,
                                                    Senior Vice President and
                                                    Principal Financial Officer

                          VARIABLE ANNUITY ACCOUNT NINE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

                          Variable Annuity Account Nine
                                       of
                      AIG SunAmerica Life Assurance Company

                                  Annual Report
                                December 31, 2002

                                    Contents

Report of Independent Accountants ..................................   1
Statement of Assets and Liabilities ................................   2
Schedule of Portfolio Investments ..................................   8
Statement of Operations ............................................   9
Statement of Changes in Net Assets .................................  15
Notes to Financial Statements ......................................  21

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Nine

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Nine, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2003

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                             AllianceBernstein
                                                             Americas    AllianceBernstein         Real Estate    AllianceBernstein
                                                    Government Income  International Value          Investment      Small Cap Value
                                                            Portfolio            Portfolio           Portfolio            Portfolio
                                                            (Class A)            (Class A)           (Class A)            (Class A)
                                                    -------------------------------------------------------------------------------
Assets:
    Investments in Alliance Variable
      Products Series Fund, Inc., at fair value     $         343,745  $           173,977   $         282,788    $         548,059

Liabilities                                                         0                    0                   0                    0
                                                    -------------------------------------------------------------------------------

Net Assets                                          $         343,745  $           173,977   $         282,788    $         548,059
                                                    ===============================================================================

Accumulation units outstanding                                 32,196               21,149              30,605               64,697
                                                    ===============================================================================

Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                      $             150  $               166   $             179    $             183
    Accumulation units outstanding                                 14                   17                  17                   17
    Unit value of accumulation units                $           10.51  $              9.70   $           10.48    $           10.73

Contracts With Total Expenses of 1.40%**:
    Net Assets                                      $               0  $                 0   $               0    $               0
    Accumulation units outstanding                                  0                    0                   0                    0
    Unit value of accumulation units                $               0  $                 0   $               0    $               0

Contracts with total expenses of 1.60%***:
    Net Assets                                      $               0  $                 0   $               0    $               0
    Accumulation units outstanding                                  0                    0                   0                    0
    Unit value of accumulation units                $               0  $                 0   $               0    $               0

Contracts with total expenses of 1.65%****:
    Net Assets                                      $         343,595  $           173,811   $         282,609    $         547,876
    Accumulation units outstanding                             32,182               21,132              30,588               64,680
    Unit value of accumulation units                $           10.68  $              8.23   $            9.24    $            8.47

                                                    AllianceBernstein    AllianceBernstein
                                                       Utility Income                Value   Global Bond
                                                            Portfolio            Portfolio     Portfolio
                                                            (Class A)      (Class A) /(1)/     (Class A)
                                                    ----------------------------------------------------
Assets:
    Investments in Alliance Variable
      Products Series Fund, Inc., at fair value     $         112,146    $             187   $    92,678

Liabilities                                                         0                    0             0
                                                    ----------------------------------------------------

Net Assets                                          $         112,146    $             187   $    92,678
                                                    ====================================================

Accumulation units outstanding                                 12,462                   17         8,382
                                                    ====================================================

Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                      $             193    $             187   $       149
    Accumulation units outstanding                                 17                   17            14
    Unit value of accumulation units                $           11.28    $           10.95   $     10.43

Contracts With Total Expenses of 1.40%**:
    Net Assets                                      $               0    $               0   $         0
    Accumulation units outstanding                                  0                    0             0
    Unit value of accumulation units                $               0    $               0   $         0

Contracts with total expenses of 1.60%***:
    Net Assets                                      $               0    $               0   $         0
    Accumulation units outstanding                                  0                    0             0
    Unit value of accumulation units                $               0    $               0   $         0

Contracts with total expenses of 1.65%****:
    Net Assets                                      $         111,953    $               0   $    92,529
    Accumulation units outstanding                             12,445                    0         8,368
    Unit value of accumulation units                $            9.00    $               0   $     11.06

* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
** Contracts with total expenses of 1.40% are offered only through the Alliance
   Ovation product.
*** Contracts with total expenses of 1.60% are offered only through the Alliance
    Ovation Advisor and Alliance Ovation Plus products.
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                  Global Dollar
                                                     Government           Growth   Growth and Income    High-Yield   International
                                                      Portfolio        Portfolio           Portfolio     Portfolio       Portfolio
                                                      (Class A)   (Class A)/(1)/      (Class A)/(1)/     (Class A)       (Class A)
                                                  --------------------------------------------------------------------------------
Assets:
  Investments in Alliance Variable
   Products Series Fund, Inc., at fair value        $ 65,032        $   151         $    151           $  110,029    $   180,675

Liabilities                                                0              0                0                    0              0
                                                    ------------------------------------------------------------------------------

Net Assets                                          $ 65,032        $   151         $    151           $  110,029    $   180,675
                                                    ==============================================================================

Accumulation units outstanding                         6,185             14               14               11,377         21,816
                                                    ==============================================================================


Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                      $    160        $   151         $    151           $      151    $       140
    Accumulation units outstanding                        14             14               14                   14             14
    Unit value of accumulation units                $  11.21        $ 10.60         $  10.59           $    10.59    $      9.86

Contracts With Total Expenses of 1.40%**:
    Net Assets                                      $      0        $     0         $      0           $        0    $         0
    Accumulation units outstanding                         0              0                0                    0              0
    Unit value of accumulation units                $      0        $     0         $      0           $        0    $         0

Contracts with total expenses of 1.60%***:
    Net Assets                                      $      0        $     0         $      0           $        0    $         0
    Accumulation units outstanding                         0              0                0                    0              0
    Unit value of accumulation units                $      0        $     0         $      0           $        0    $         0

Contracts with total expenses of 1.65%****:
    Net Assets                                      $ 64,872        $     0         $      0           $  109,878    $   180,535
    Accumulation units outstanding                     6,171              0                0               11,363         21,802
    Unit value of accumulation units                $  10.51        $     0         $      0           $     9.67    $      8.28


                                                  Money Market       Premier Growth
                                                     Portfolio            Portfolio
                                                (Class A)/(1)/       (Class A)/(1)/
                                                 ----------------------------------
Assets:
  Investments in Alliance Variable
   Products Series Fund, Inc., at fair value      $    143                 $    149

Liabilities                                              0                        0
                                                  ---------------------------------

Net Assets                                        $    143                 $    149
                                                  =================================

Accumulation units outstanding                          14                       14
                                                  =================================


Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                    $    143                 $    149
    Accumulation units outstanding                      14                       14
    Unit value of accumulation units              $  10.02                 $  10.45

Contracts With Total Expenses of 1.40%**:
    Net Assets                                    $      0                 $      0
    Accumulation units outstanding                       0                        0
    Unit value of accumulation units              $      0                 $      0

Contracts with total expenses of 1.60%***:
    Net Assets                                    $      0                 $      0
    Accumulation units outstanding                       0                        0
    Unit value of accumulation units              $      0                 $      0

Contracts with total expenses of 1.65%****:
    Net Assets                                    $      0                 $      0
    Accumulation units outstanding                       0                        0
    Unit value of accumulation units              $      0                 $      0


* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
** Contracts with total expenses of 1.40% are offered only through the Alliance
   Ovation product.
*** Contracts with total expenses of 1.60% are offered only through the Alliance
    Ovation Advisor and Alliance Ovation Plus products.
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)


                                                                                                             U.S.
                                                                                                  Government/High        Worldwide
                                                      Quasar       Technology     Total Return   Grade Securities    Privatization
                                                   Portfolio        Portfolio        Portfolio          Portfolio        Portfolio
                                                   (Class A)   (Class A)/(1)/   (Class A)/(1)/     (Class A)/(1)/        (Class A)
                                                  ---------------------------------------------------------------------------------
Assets:
    Investments in Alliance Variable
     Products Series Fund, Inc., at fair value    $  227,650        $     132        $     150        $       149      $    59,123

Liabilities                                                0                0                0                  0                0
                                                  ---------------------------------------------------------------------------------

Net Assets                                        $  227,650        $     132        $     150        $       149      $    59,123
                                                  =================================================================================

Accumulation units outstanding                        29,734               14               14                 14            6,703
                                                  =================================================================================


Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                    $      144        $     132        $     150        $       149      $       140
    Accumulation units outstanding                        14               14               14                 14               14
    Unit value of accumulation units              $    10.13        $    9.30        $   10.55        $     10.47      $      9.85

Contracts With Total Expenses of 1.40%**:
    Net Assets                                    $        0        $       0        $       0        $         0      $         0
    Accumulation units outstanding                         0                0                0                  0                0
    Unit value of accumulation units              $        0        $       0        $       0        $         0      $         0

Contracts with total expenses of 1.60%***:
    Net Assets                                    $        0        $       0        $       0        $         0      $         0
    Accumulation units outstanding                         0                0                0                  0                0
    Unit value of accumulation units              $        0        $       0        $       0        $         0      $         0

Contracts with total expenses of 1.65%****:
    Net Assets                                    $  227,506        $       0        $       0        $         0      $    58,983
    Accumulation units outstanding                    29,720                0                0                  0            6,689
    Unit value of accumulation units              $     7.65        $       0        $       0        $         0      $      8.82


                                                           Americas         AllianceBernstein
                                                  Government Income       International Value
                                                          Portfolio                 Portfolio
                                                          (Class B)                 (Class B)
                                                  -------------------------------------------
Assets:
    Investments in Alliance Variable
     Products Series Fund, Inc., at fair value         $   235,654              $    313,240

Liabilities                                                      0                         0
                                                  ------------------------------------------

Net Assets                                             $   235,654              $    313,240
                                                  ==========================================

Accumulation units outstanding                              12,989                    34,428
                                                  ==========================================

Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                         $         0              $          0
    Accumulation units outstanding                               0                         0
    Unit value of accumulation units                   $         0              $          0

Contracts With Total Expenses of 1.40%**:
    Net Assets                                         $   160,913              $    122,482
    Accumulation units outstanding                           8,865                    13,445
    Unit value of accumulation units                   $     18.15              $       9.11

Contracts with total expenses of 1.60%***:
    Net Assets                                         $    74,741              $    190,758
    Accumulation units outstanding                           4,124                    20,983
    Unit value of accumulation units                   $     18.13              $       9.09

Contracts with total expenses of 1.65%****:
    Net Assets                                         $         0              $          0
    Accumulation units outstanding                               0                         0
    Unit value of accumulation units                   $         0              $          0


* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
** Contracts with total expenses of 1.40% are offered only through the Alliance
   Ovation product.
*** Contracts with total expenses of 1.60% are offered only through the Alliance
    Ovation Advisor and Alliance Ovation Plus products.
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                    AllianceBernstein
                                                          Real Estate    AllianceBernstein   AllianceBernstein    AllianceBernstein
                                                           Investment      Small Cap Value      Utility Income                Value
                                                            Portfolio            Portfolio           Portfolio            Portfolio
                                                            (Class B)            (Class B)           (Class B)            (Class B)
                                                    -------------------------------------------------------------------------------
Assets:
    Investments in Alliance Variable
      Products Series Fund, Inc., at fair value     $         155,110    $         669,079   $          39,320    $       2,177,267

Liabilities                                                         0                    0                   0                    0
                                                    -------------------------------------------------------------------------------

Net Assets                                          $         155,110    $         669,079   $          39,320    $       2,177,267
                                                    ===============================================================================

Accumulation units outstanding                                 12,427               65,664               2,732              254,350
                                                    ===============================================================================

Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                      $               0    $               0   $               0    $               0
    Accumulation units outstanding                                  0                    0                   0                    0
    Unit value of accumulation units                $               0    $               0   $               0    $               0

Contracts With Total Expenses of 1.40%**:
    Net Assets                                      $         131,765    $         584,319   $          27,288    $       1,521,063
    Accumulation units outstanding                             10,556               57,332               1,894              177,927
    Unit value of accumulation units                $           12.48    $           10.19   $           14.41    $            8.55

Contracts with total expenses of 1.60%***:
    Net Assets                                      $          23,345    $          84,760   $          12,032    $         131,856
    Accumulation units outstanding                              1,871                8,332                 838               15,443
    Unit value of accumulation units                $           12.48    $           10.17   $           14.36    $            8.54

Contracts with total expenses of 1.65%****:
    Net Assets                                      $               0    $               0   $               0    $         524,348
    Accumulation units outstanding                                  0                    0                   0               60,980
    Unit value of accumulation units                $               0    $               0   $               0    $            8.60



                                                                             Global Dollar
                                                          Global Bond           Government              Growth
                                                            Portfolio            Portfolio           Portfolio
                                                            (Class B)            (Class B)           (Class B)
                                                    ----------------------------------------------------------
Assets:
    Investments in Alliance Variable
      Products Series Fund, Inc., at fair value     $         414,313    $         225,827   $         587,822

Liabilities                                                         0                    0                   0
                                                    ----------------------------------------------------------

Net Assets                                          $         414,313    $         225,827   $         587,822
                                                    ==========================================================

Accumulation units outstanding                                 27,005               10,486              49,739
                                                    ==========================================================

Contracts With Total Expenses of 0.25%* (1):
    Net Assets                                      $               0    $               0   $               0
    Accumulation units outstanding                                  0                    0                   0
    Unit value of accumulation units                $               0    $               0   $               0

Contracts With Total Expenses of 1.40%**:
    Net Assets                                      $          62,803    $         170,204   $         349,024
    Accumulation units outstanding                              4,081                7,896              21,284
    Unit value of accumulation units                $           15.39    $           21.56   $           16.40

Contracts with total expenses of 1.60%***:
    Net Assets                                      $         351,510    $          55,623   $          10,255
    Accumulation units outstanding                             22,924                2,590                6.26
    Unit value of accumulation units                $           15.33    $           21.48   $           16.39

Contracts with total expenses of 1.65%****:
    Net Assets                                      $               0    $               0   $         228,543
    Accumulation units outstanding                                  0                    0              27,829
    Unit value of accumulation units                $               0    $               0   $            8.21

* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
** Contracts with total expenses of 1.40% are offered only through the Alliance
   Ovation product.
*** Contracts with total expenses of 1.60% are offered only through the Alliance
    Ovation Advisor and Alliance Ovation Plus products.
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)


                                       Growth and Income High-Yield International Money market Premier Growth      Quasar Technology
                                               Portfolio  Portfolio     Portfolio    Portfolio      Portfolio   Portfolio  Portfolio
                                               (Class B)  (Class B)     (Class B)    (Class B)      (Class B)   (Class B)  (Class B)
                                       ---------------------------------------------------------------------------------------------
Assets:
    Investments in Alliance Variable
       Products Series Fund, Inc., at
       fair value                      $       2,111,729 $  366,151 $     136,421 $  2,039,175 $    1,279,184  $  155,184 $  233,241

Liabilities                                            0          0             0            0              0           0          0
                                       ---------------------------------------------------------------------------------------------

Net Assets                             $       2,111,729 $  366,151 $     136,421 $  2,039,175 $    1,279,184  $  155,184    233,241
                                       =============================================================================================

Accumulation units outstanding                   174,791     43,010        14,129      163,810         90,344      21,682     25,715
                                       =============================================================================================

Contracts With Total Expenses of
 0.25%* (1):
    Net Assets                         $               0 $        0 $           0 $          0 $            0  $        0 $        0
    Accumulation units outstanding                     0          0             0            0              0           0          0
    Unit value of accumulation units   $               0 $        0 $           0 $          0 $            0  $        0 $        0

Contracts With Total Expenses of
 1.40%**:
    Net Assets                         $         863,409 $  279,211 $      44,649 $    801,602 $      778,917  $  140,955 $  150,081
    Accumulation units outstanding                32,240     32,777         4,607       62,727         38,807      19,691     14,426
    Unit value of accumulation units   $           26.78 $     8.52 $        9.69 $      12.78 $        20.07  $     7.16 $    10.40

Contracts with total expenses of
 1.60%***:
    Net Assets                         $          90,123 $   86,940 $      91,772 $  1,055,810 $      130,725  $   14,229 $      959
    Accumulation units outstanding                 3,366     10,233         9,522       82,799          6,518       1,991         93
    Unit value of accumulation units   $           26.78 $     8.50 $        9.64 $      12.75 $        20.06  $     7.15 $    10.34

Contracts with total expenses of
 1.65%****:
    Net Assets                         $       1,158,197 $        0 $           0 $    181,763 $      369,542  $        0 $   82,201
    Accumulation units outstanding               139,185          0             0       18,284         45,019           0     11,196
    Unit value of accumulation units   $            8.32 $        0 $           0 $       9.94 $         8.21  $        0 $     7.34

* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
** Contracts with total expenses of 1.40% are offered only through the Alliance
    Ovation product.
*** Contracts with total expenses of 1.60% are offered only through the Alliance
     Ovation Advisor and Alliance Ovation Plus products.
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                  U.S.
                                                                                       Government/High
                                                                                      Grade Securities   Worldwide Privatization
                                                              Total Return Portfolio         Portfolio                 Portfolio
                                                                           (Class B)         (Class B)                 (Class B)
                                                              ------------------------------------------------------------------
Assets:
          Investments in Alliance Variable Products
           Series Fund, Inc., at fair value                   $            1,819,314  $      1,490,023   $               169,530

Liabilities                                                                        0                 0                         0
                                                              ------------------------------------------------------------------

Net Assets                                                    $            1,819,314  $      1,490,023   $               169,530
                                                              ==================================================================

Accumulation units outstanding                                               169,341           119,956                    12,168
                                                              ==================================================================

Contracts With Total Expenses of 0.25%* (1):
          Net Assets                                          $                    0  $              0   $                     0
          Accumulation units outstanding                                           0                 0                         0
          Unit value of accumulation units                    $                    0  $              0   $                     0

Contracts With Total Expenses of 1.40%**:
          Net Assets                                          $              383,113  $        284,002   $                79,186
          Accumulation units outstanding                                      20,172            18,727                     5,663
          Unit value of accumulation units                    $                18.99  $          15.17   $                 13.98

Contracts with total expenses of 1.60%***:
          Net Assets                                          $              114,162  $        474,656   $                90,344
          Accumulation units outstanding                                       6,016            31,337                     6,505
          Unit value of accumulation units                    $                18.98  $          15.15   $                 13.89

Contracts with total expenses of 1.65%****:
          Net Assets                                          $            1,322,039  $        731,365   $                     0
          Accumulation units outstanding                                     143,153            69,892                         0
          Unit value of accumulation units                    $                 9.24  $          10.46   $                     0

* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
** Contracts with total expenses of 1.40% are offered only through the Alliance
    Ovation product.
*** Contracts with total expenses of 1.60% are offered only through the Alliance
     Ovation Advisor and Alliance Ovation Plus products.
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

Variable Accounts                                                     Shares     Market Value Per Share    Market Value         Cost
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SERIES TRUST:
     Americas Government Income Portfolio (Class A)                   27,174     $                12.65    $    343,745  $   339,403
     AllianceBernstein International Value Portfolio (Class A)        18,607                       9.35         173,977      166,493
     AllianceBernstein Real Estate Investment Portfolio (Class A)     24,548                      11.52         282,788      281,954
     AllianceBernstein Small Cap Value Portfolio (Class A)            52,396                      10.46         548,059      532,064
     AllianceBernstein Utility Income Portfolio (Class A)              8,721                      12.86         112,146      108,957
     AllianceBernstein Value Portfolio (Class A)                          21                       8.76             187          171
     Global Bond Portfolio (Class A)                                   7,338                      12.63          92,678       88,852
     Global Dollar Government Portfolio (Class A)                      5,690                      11.43          65,032       59,149
     Growth Portfolio (Class A)                                           13                      11.81             151          142
     Growth and Income Portfolio (Class A)                                 9                      16.62             151          143
     High-Yield Portfolio (Class A)                                   16,110                       6.83         110,029      105,786
     International Portfolio (Class A)                                18,250                       9.90         180,675      177,154
     Money Market Portfolio (Class A)                                    143                       1.00             143          143
     Premier Growth Portfolio (Class A)                                    9                      17.45             149          143
     Quasar Portfolio (Class A)                                       33,331                       6.83         227,650      227,288
     Technology Portfolio (Class A)                                       13                      10.05             132          142
     Total Return Portfolio (Class A)                                     10                      15.30             150          142
     U.S. Government/High Grade Securities Portfolio (Class A)            12                      12.54             149          142
     Worldwide Privatization Portfolio (Class A)                       5,150                      11.48          59,123       57,718
     Americas Government Income Portfolio (Class B)                   18,599                      12.67         235,654      232,651
     AllianceBernstein International Value Portfolio (Class B)        33,573                       9.33         313,240      309,484
     AllianceBernstein Real Estate Investment Portfolio (Class B)     13,511                      11.48         155,110      153,016
     AllianceBernstein Small Cap Value Portfolio (Class B)            63,966                      10.46         669,079      653,462
     AllianceBernstein Utility Income Portfolio (Class B)              3,058                      12.86          39,320       38,558
     AllianceBernstein Value Portfolio (Class B)                     248,831                       8.75       2,177,267    2,160,069
     Global Bond Portfolio (Class B)                                  33,039                      12.54         414,313      411,950
     Global Dollar Government Portfolio (Class B)                     19,775                      11.42         225,827      216,972
     Growth Portfolio (Class B)                                       50,241                      11.70         587,822      609,217
     Growth and Income Portfolio (Class B)                           128,061                      16.49       2,111,729    2,137,005
     High-Yield Portfolio (Class B)                                   53,531                       6.84         366,151      363,870
     International Portfolio (Class B)                                13,822                       9.87         136,421      135,210
     Money Market Portfolio (Class B)                              2,039,175                       1.00       2,039,175    2,039,175
     Premier Growth Portfolio (Class B)                               73,984                      17.29       1,279,184    1,337,137
     Quasar Portfolio (Class B)                                       22,889                       6.78         155,184      155,802
     Technology Portfolio (Class B)                                   23,371                       9.98         233,241      246,048
     Total Return Portfolio (Class B)                                119,143                      15.27       1,819,314    1,808,582
     U.S. Government/High Grade Securities Portfolio (Class B)       119,489                      12.47       1,490,023    1,467,757
     Worldwide Privatization Portfolio (Class B)                      14,780                      11.47         169,530      167,397

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                                                 AllianceBernstein
                                                                                   Americas    AllianceBernstein       Real Estate
                                                                          Government Income  International Value        Investment
                                                                                  Portfolio            Portfolio         Portfolio
                                                                             (Class A)/(3)/       (Class A)/(3)/     (Class A)/(3/
                                                                          --------------------------------------------------------
Investment income:
    Dividends                                                             $              10  $                 0 $              4
                                                                          --------------------------------------------------------
        Total investment income                                                          10                    0                4
                                                                          --------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                                  (507)                (435)            (786)
    Distribution expense charge                                                         (91)                 (78)            (140)
                                                                          --------------------------------------------------------
        Total expenses                                                                 (598)                (513)            (926)
                                                                          --------------------------------------------------------

Net investment income (loss)                                                           (588)                (513)            (922)
                                                                          --------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                                           591                1,980            2,053
    Cost of shares sold                                                                (589)              (1,915)          (2,080)
                                                                          --------------------------------------------------------

Net realized gains (losses) from securities transactions                                  2                   65              (27)
Realized gain distributions                                                               0                    0                0
                                                                          --------------------------------------------------------

Net realized gains (losses)                                                               2                   65              (27)
                                                                          --------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                                   0                    0                0
    End of period                                                                     4,342                7,484              834
                                                                          --------------------------------------------------------

Change in net unrealized appreciation (depreciation) of investments                   4,342                7,484              834
                                                                          --------------------------------------------------------

Increase (decrease) in net assets from operations                         $           3,756  $             7,036 $           (115)
                                                                          ========================================================

                                                            AllianceBernstein  AllianceBernstein   AllianceBernstein
                                                              Small Cap Value     Utility Income               Value    Global Bond
                                                                    Portfolio          Portfolio           Portfolio      Portfolio
                                                                (Class A)/(3)/    (Class A)/(3)/      (Class A)/(1)/ (Class A)/(3)/
                                                            -----------------------------------------------------------------------
Investment income:
    Dividends                                               $               3  $               3   $               0  $          2
                                                            -----------------------------------------------------------------------
        Total investment income                                             3                  3                   0             2
                                                            -----------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                  (1,579)              (302)                  0          (264)
    Distribution expense charge                                          (282)               (54)                  0           (47)
                                                            -----------------------------------------------------------------------
        Total expenses                                                 (1,861)              (356)                  0          (311)
                                                            -----------------------------------------------------------------------

Net investment income (loss)                                           (1,858)              (353)                  0          (309)
                                                            -----------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                           5,994                342                   0         1,597
    Cost of shares sold                                                (5,823)              (342)                  0        (1,569)
                                                            -----------------------------------------------------------------------

Net realized gains (losses) from securities transactions                  171                  0                   0            28
Realized gain distributions                                                 0                  0                   0             0
                                                            -----------------------------------------------------------------------

Net realized gains (losses)                                               171                  0                   0            28
                                                            -----------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                     0                  0                   0             0
    End of period                                                      15,995              3,189                  16         3,826
                                                            -----------------------------------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                                     15,995              3,189                  16         3,826
                                                            -----------------------------------------------------------------------

Increase (decrease) in net assets from operations           $          14,308  $           2,836   $              16  $      3,545
                                                            =======================================================================

(1) For the period from August 6, 2002 (inception) to December 31, 2002.
(3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                           Global Dollar
                                              Government            Growth   Growth and Income         High-Yield    International
                                               Portfolio         Portfolio           Portfolio          Portfolio        Portfolio
                                          (Class A)/(3)/    (Class A)/(1)/      (Class A)/(1)/     (Class A)/(3)/   (Class A)/(3)/
                                       ---------------------------------------------------------------------------------------------
Investment income:
    Dividends                             $          10      $        0       $         0           $        9      $          0
                                       ---------------------------------------------------------------------------------------------
        Total investment income                      10               0                 0                    9                 0
                                       ---------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge              (204)              0                 0                 (237)             (489)
    Distribution expense charge                     (36)              0                 0                  (42)              (87)
                                       ---------------------------------------------------------------------------------------------
        Total expenses                             (240)              0                 0                 (279)             (576)
                                       ---------------------------------------------------------------------------------------------

Net investment income (loss)                       (230)              0                 0                 (270)             (576)
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                       679               0                 0                1,273            43,903
    Cost of shares sold                            (639)              0                 0               (1,237)          (50,689)
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                            40               0                 0                   36            (6,786)
Realized gain distributions                           0               0                 0                    0                 0
                                       ---------------------------------------------------------------------------------------------

Net realized gains (losses)                          40               0                 0                   36            (6,786)
                                       ---------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                               0               0                 0                    0                 0
    End of period                                 5,883               9                 8                4,243             3,521
                                       ---------------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                   5,883               9                 8                4,243             3,521
                                       ---------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                       $       5,693      $        9       $         8           $    4,009      $     (3,841)
                                       =============================================================================================

                                                  Money Market    Premier Growth
                                                     Portfolio         Portfolio
                                                (Class A)/(3)/    (Class A)/(3)/
                                                --------------------------------
Investment income:
    Dividends                                     $        0       $       0
                                                --------------------------------
        Total investment income                            0               0
                                                --------------------------------

Expenses:
    Mortality and expense risk charge                      0               0
    Distribution expense charge                            0               0
                                                --------------------------------
        Total expenses                                     0               0
                                                --------------------------------

Net investment income (loss)                               0               0
                                                --------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                              0               0
    Cost of shares sold                                    0               0
                                                --------------------------------

Net realized gains (losses) from
  securities transactions                                  0               0
Realized gain distributions                                0               0
                                                --------------------------------

Net realized gains (losses)                                0               0
                                                --------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                                    0               0
    End of period                                          0               6
                                                --------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                            0               6
                                                --------------------------------

Increase (decrease) in net assets
    from operations                               $        0       $       6
                                                ================================

  (1)  For the period from August 6, 2002 (inception) to December 31, 2002.
  (3)  For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                                                                              U.S.
                                                                                                   Government/High         Worldide
                                                    Quasar         Technology      Total Return   Grade Securities    Privatization
                                                 Portfolio          Portfolio         Portfolio          Portfolio        Portfolio
                                           (Class A) /(3)/    (Class A) /(1)/   (Class A) /(1)/    (Class A) /(1)/  (Class A) /(3)/
                                           ----------------------------------------------------------------------------------------
Investment income:
    Dividends                              $             0    $             0   $             0   $              0  $             2
                                           ----------------------------------------------------------------------------------------
        Total investment income                          0                  0                 0                  0                2
                                           ----------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                 (598)                 0                 0                  0             (167)
    Distribution expense charge                       (107)                 0                 0                  0              (30)
                                           ----------------------------------------------------------------------------------------
        Total expenses                                (705)                 0                 0                  0             (197)
                                           ----------------------------------------------------------------------------------------

Net investment income (loss)                          (705)                 0                 0                  0             (195)
                                           ----------------------------------------------------------------------------------------

Net realized gains (losses) from
   securities transactions:
    Proceeds from shares sold                          564                  0                 0                  0           33,484
    Cost of shares sold                               (563)                 0                 0                  0          (38,013)
                                           ----------------------------------------------------------------------------------------

Net realized gains (losses) from
   securities transactions                               1                  0                 0                  0           (4,529)
Realized gain distributions                              0                  0                 0                  0                0
                                           ----------------------------------------------------------------------------------------

Net realized gains (losses)                              1                  0                 0                  0           (4,529)
                                           ----------------------------------------------------------------------------------------

Net unrealized appreciation
   (depreciation) of investments:
    Beginning of period                                  0                  0                 0                  0                0
    End of period                                      362                (10)                8                  7            1,405
                                           ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                       362                (10)                8                  7            1,405
                                           ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                         $          (342)   $           (10)  $             8   $              7  $        (3,319)
                                           ========================================================================================

                                                    Americas    AllianceBernstein
                                           Government Income  International Value
                                                   Portfolio            Portfolio
                                             (Class B) /(2)/      (Class B) /(3)/
                                           --------------------------------------
Investment income:
    Dividends                              $               0  $                 0
                                           --------------------------------------
        Total investment income                            0                    0
                                           --------------------------------------

Expenses:
    Mortality and expense risk charge                   (247)                (295)
    Distribution expense charge                          (14)                 (10)
                                           --------------------------------------
        Total expenses                                  (261)                (305)
                                           --------------------------------------

Net investment income (loss)                            (261)                (305)
                                           --------------------------------------

Net realized gains (losses) from
   securities transactions:
    Proceeds from shares sold                         49,447              387,237
    Cost of shares sold                              (49,196)            (387,771)
                                           --------------------------------------

Net realized gains (losses) from
   securities transactions                               251                 (534)
Realized gain distributions                                0                    0
                                           --------------------------------------

Net realized gains (losses)                              251                 (534)
                                           --------------------------------------

Net unrealized appreciation
   (depreciation) of investments:
    Beginning of period                                    0                    0
    End of period                                      3,003                3,756
                                           --------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                       3,003                3,756
                                           --------------------------------------

Increase (decrease) in net assets
   from operations                         $           2,993  $             2,917
                                           ======================================

    (1) For the period from August 6, 2002 (inception) to December 31, 2002.
    (2) For the period from August 14, 2002 (inception) to December 31, 2002.
    (3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                     AllianceBernstein
                                                           Real Estate    AllianceBernstein   AllianceBernstein   AllianceBernstein
                                                            Investment      Small Cap Value      Utility Income               Value
                                                             Portfolio            Portfolio           Portfolio           Portfolio
                                                        (Class B)/(2)/       (Class B)/(2)/      (Class B)/(2)/      (Class B)/(3)/
                                                     ------------------------------------------------------------------------------
Investment income:
    Dividends                                              $       0           $       0           $        0     $        0
                                                     ------------------------------------------------------------------------------
       Total investment income                                     0                   0                    0              0
                                                     ------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                           (140)               (911)                 (37)        (3,841)
    Distribution expense charge                                   (5)                 (5)                  (1)          (283)
                                                     ------------------------------------------------------------------------------
       Total expenses                                           (145)               (916)                 (38)        (4,124)
                                                     ------------------------------------------------------------------------------

Net investment income (loss)                                    (145)               (916)                 (38)        (4,124)
                                                     ------------------------------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
    Proceeds from shares sold                                 61,782              16,920                  349         46,383
    Cost of shares sold                                      (61,858)            (16,829)                (345)       (46,212)
                                                     ------------------------------------------------------------------------------

Net realized gains (losses) from securities
   transactions                                                  (76)                 91                    4            171
Realized gain distributions                                        0                   0                    0              0
                                                     ------------------------------------------------------------------------------

Net realized gains (losses)                                      (76)                 91                    4            171
                                                     ------------------------------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
    Beginning of period                                            0                   0                    0              0
    End of period                                              2,094              15,617                  762         17,198
                                                     ------------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                               2,094              15,617                  762         17,198
                                                     ------------------------------------------------------------------------------

Increase (decrease) in net assets from operations          $   1,873           $  14,792           $      728     $   13,245
                                                     ==============================================================================


                                                                             Global Dollar
                                                           Global Bond          Government              Growth
                                                             Portfolio           Portfolio           Portfolio
                                                        (Class B)/(2)/      (Class B)/(2)/      (Class B)/(3)/
                                                     ---------------------------------------------------------
Investment income:
    Dividends                                              $       0           $       0           $        0
                                                     ---------------------------------------------------------
       Total investment income                                     0                   0                    0
                                                     ---------------------------------------------------------

Expenses:
    Mortality and expense risk charge                           (267)               (301)              (1,113)
    Distribution expense charge                                  (26)                 (6)                (119)
                                                     ---------------------------------------------------------
       Total expenses                                           (293)               (307)              (1,232)
                                                     ---------------------------------------------------------

Net investment income (loss)                                    (293)               (307)              (1,232)
                                                     ---------------------------------------------------------

Net realized gains (losses) from securities
    transactions:
    Proceeds from shares sold                                971,951              26,313                1,183
    Cost of shares sold                                     (965,284)            (24,959)              (1,197)
                                                     ---------------------------------------------------------

Net realized gains (losses) from securities
    transactions                                               6,667               1,354                  (14)
Realized gain distributions                                        0                   0                    0
                                                     ---------------------------------------------------------

Net realized gains (losses)                                    6,667               1,354                  (14)
                                                     ---------------------------------------------------------

Net unrealized appreciation (depreciation)
    of investments:
    Beginning of period                                            0                   0                    0
    End of period                                              2,363               8,855              (21,395)
                                                     ---------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              2,363               8,855              (21,395)
                                                     ---------------------------------------------------------

Increase (decrease) in net assets from operations          $   8,737           $   9,902           $  (22,641)
                                                     =========================================================


    (2) For the period from August 14, 2002 (inception) to December 31, 2002.
    (3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                         Growth and Income      High-Yield  International   Money market
                                                                 Portfolio       Portfolio      Portfolio      Portfolio
                                                            (Class B)/(3)/  (Class B)/(2)/ (Class B)/(2)/ (Class B)/(3)/
                                                         ----------------------------------------------------------------
Investment income:
    Dividends                                            $              5   $           0  $           0  $       1,497
                                                         ----------------------------------------------------------------
        Total investment income                                         5               0              0          1,497
                                                         ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                              (4,587)           (232)           (67)        (3,296)
    Distribution expense charge                                      (654)             (4)            (3)          (227)
                                                         ----------------------------------------------------------------
        Total expenses                                             (5,241)           (236)           (70)        (3,523)
                                                         ----------------------------------------------------------------

Net investment income (loss)                                       (5,236)           (236)           (70)        (2,026)
                                                         ----------------------------------------------------------------

Net realized gains (losses) from securities
 transactions:
    Proceeds from shares sold                                     183,088         341,385        241,194      1,726,297
    Cost of shares sold                                          (191,442)       (340,328)      (241,558)    (1,726,297)
                                                         ----------------------------------------------------------------

Net realized gains (losses) from securities
 transactions                                                      (8,354)          1,057           (364)             0
Realized gain distributions                                             0               0              0              0
                                                         ----------------------------------------------------------------

Net realized gains (losses)                                        (8,354)          1,057           (364)             0
                                                         ----------------------------------------------------------------

Net unrealized appreciation (depreciation)
 of investments:
    Beginning of period                                                 0               0              0              0
    End of period                                                 (25,276)          2,281          1,211              0
                                                         ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (25,276)          2,281          1,211              0
                                                         ----------------------------------------------------------------

Increase (decrease) in net assets from operations        $        (38,866)  $       3,102  $         777  $      (2,026)
                                                         ================================================================

                                                         Premier Growth         Quasar     Technology
                                                              Portfolio      Portfolio      Portfolio
                                                         (Class B)/(3)/ (Class B)/(2)/ (Class B)/(3)/
                                                         --------------------------------------------
Investment income:
    Dividends                                            $           0  $           0  $           0
                                                         --------------------------------------------
        Total investment income                                      0              0              0
                                                         --------------------------------------------

Expenses:
    Mortality and expense risk charge                           (1,680)          (229)          (476)
    Distribution expense charge                                   (186)            (2)           (42)
                                                         --------------------------------------------
        Total expenses                                          (1,866)          (231)          (518)
                                                         --------------------------------------------

Net investment income (loss)                                    (1,866)          (231)          (518)
                                                         --------------------------------------------

Net realized gains (losses) from securities
 transactions:
    Proceeds from shares sold                                    3,057        332,265          48,164
    Cost of shares sold                                         (3,049)      (331,990)       (48,927)
                                                         --------------------------------------------

Net realized gains (losses) from securities
 transactions                                                        8            275           (763)
Realized gain distributions                                          0              0              0
                                                         --------------------------------------------

Net realized gains (losses)                                          8            275           (763)
                                                         --------------------------------------------

Net unrealized appreciation (depreciation)
 of investments:
    Beginning of period                                              0              0              0
    End of period                                              (57,953)          (618)       (12,807)
                                                         --------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              (57,953)          (618)       (12,807)
                                                         --------------------------------------------

Increase (decrease) in net assets from operations        $     (59,811) $        (574) $     (14,088)
                                                         ============================================

    (2) For the period from August 14, 2002 (inception) to December 31, 2002.
    (3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                                                              U.S.
                                                                                   Government/High         Worldwide
                                                                  Total Return    Grade Securities     Privatization
                                                                     Portfolio           Portfolio         Portfolio
                                                                (Class B)/(3)/      (Class B)/(3)/    (Class B)/(2)/
                                                               ------------------------------------------------------
Investment income:
   Dividends                                                    $            4      $            4    $            0
                                                               ------------------------------------------------------
     Total investment income                                                 4                   4                 0
                                                               ------------------------------------------------------

Expenses:
   Mortality and expense risk charge                                    (4,570)             (2,596)             (149)
   Distribution expense charge                                            (738)               (390)               (3)
                                                               ------------------------------------------------------
     Total expenses                                                     (5,308)             (2,986)             (152)
                                                               ------------------------------------------------------

Net investment income (loss)                                            (5,304)             (2,982)             (152)
                                                               ------------------------------------------------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                            90,125           1,016,751           609,167
   Cost of shares sold                                                 (93,552)         (1,011,037)         (612,713)
                                                               ------------------------------------------------------

Net realized gains (losses) from securities transactions                (3,427)              5,714            (3,546)
Realized gain distributions                                                  0                   0                 0
                                                               ------------------------------------------------------

Net realized gains (losses)                                             (3,427)              5,714            (3,546)
                                                               ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                       0                   0                 0
   End of period                                                        10,732              22,266             2,133
                                                               ------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                                        10,732              22,266             2,133
                                                               ------------------------------------------------------

Increase (decrease) in net assets from operations               $        2,001      $       24,998    $       (1,565)
                                                               =====================================================

  (2) For the period from August 14, 2002 (inception) to December 31, 2002.
  (3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                                      AllianceBernstein
                                                                       Americas    AllianceBernstein        Real Estate
                                                              Government Income  International Value         Investment
                                                                      Portfolio            Portfolio          Portfolio
                                                                 (Class A)/(3)/       (Class A)/(3)/     (Class A)/(3)/
                                                              -----------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                         $          (588)     $          (513)   $          (922)
   Net realized gains (losses) from securities transactions                  2                   65                (27)
   Change in net unrealized appreciation (depreciation) of
    investments                                                          4,342                7,484                834
                                                              -----------------------------------------------------------
   Increase (decrease) in net assets from operations                     3,756                7,036               (115)
                                                              -----------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                        181,097              129,376            154,807
   Cost of units redeemed                                                    0                  (16)               (16)
   Optional enhanced death benefits                                        (68)                 (47)               (86)
   Net transfers                                                       158,960               37,628            128,198
                                                              -----------------------------------------------------------
   Increase in net assets from capital transactions                    339,989              166,941            282,903
                                                              -----------------------------------------------------------

Increase in net assets                                                 343,745              173,977            282,788
Net assets at beginning of period                                            0                    0                  0
                                                              -----------------------------------------------------------
Net assets at end of period                                    $       343,745      $       173,977    $       282,788
                                                              ===========================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25% :
   Units sold                                                               14                   17                 17
   Units redeemed                                                            0                    0                  0
   Units transferred                                                         0                    0                  0
                                                              -----------------------------------------------------------

Increase in units outstanding                                               14                   17                 17
Beginning units                                                              0                    0                  0
                                                              -----------------------------------------------------------

Ending units                                                                14                   17                 17
                                                              ===========================================================

Contracts with total expenses of 1.40% :
   Units sold                                                                0                    0                  0
   Units redeemed                                                            0                    0                  0
   Units transferred                                                         0                    0                  0
                                                              -----------------------------------------------------------

Increase in units outstanding                                                0                    0                  0
Beginning units                                                              0                    0                  0
                                                              -----------------------------------------------------------

Ending units                                                                 0                    0                  0
                                                              ===========================================================

Contracts with total expenses of 1.60% :
   Units sold                                                                0                    0                  0
   Units redeemed                                                            0                    0                  0
   Units transferred                                                         0                    0                  0
                                                              -----------------------------------------------------------

Increase in units outstanding                                                0                    0                  0
Beginning units                                                              0                    0                  0
                                                              -----------------------------------------------------------

Ending units                                                                 0                    0                  0
                                                              ===========================================================

Contracts with total expenses of 1.65% :
   Units sold                                                           17,031               16,435             16,664
   Units redeemed                                                           (6)                  (8)               (11)
   Units transferred                                                    15,158                4,705             13,935
                                                              -----------------------------------------------------------

Increase in units outstanding                                           32,182               21,132             30,588
Beginning units                                                              0                    0                  0
                                                              -----------------------------------------------------------

Ending units                                                            32,182               21,132             30,588
                                                              ===========================================================

                                                              AllianceBernstein AllianceBernstein AllianceBernstein
                                                                Small Cap Value    Utility Income             Value     Global Bond
                                                                      Portfolio         Portfolio         Portfolio       Portfolio
                                                                 (Class A)/(3)/    (Class A)/(3)/ (Class A)/(1)/ **  (Class A)/(3)/
                                                              ---------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                         $        (1,858)  $          (353)    $            0 $         (309)
   Net realized gains (losses) from securities transactions                171                 0                  0             28
   Change in net unrealized appreciation (depreciation) of
    investments                                                         15,995             3,189                 16          3,826
                                                              ---------------------------------------------------------------------
   Increase (decrease) in net assets from operations                    14,308             2,836                 16          3,545
                                                              ---------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                        323,965            95,839                171         18,171
   Cost of units redeemed                                               (1,366)                0                  0              0
   Optional enhanced death benefits                                       (176)              (16)                 0            (40)
   Net transfers                                                       211,328            13,487                  0         71,002
                                                              ---------------------------------------------------------------------
   Increase in net assets from capital transactions                    533,751           109,310                171         89,133
                                                              ---------------------------------------------------------------------

Increase in net assets                                                 548,059           112,146                187         92,678
Net assets at beginning of period                                            0                 0                  0              0
                                                              ---------------------------------------------------------------------
Net assets at end of period                                    $       548,059   $       112,146     $          187 $       92,678
                                                              =====================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25% :
   Units sold                                                               17                17                 17             14
   Units redeemed                                                            0                 0                  0              0
   Units transferred                                                         0                 0                  0              0
                                                              ---------------------------------------------------------------------

Increase in units outstanding                                               17                17                 17             14
Beginning units                                                              0                 0                  0              0
                                                              ---------------------------------------------------------------------

Ending units                                                                17                17                 17             14
                                                              =====================================================================

Contracts with total expenses of 1.40% :
   Units sold                                                                0                 0                  0              0
   Units redeemed                                                            0                 0                  0              0
   Units transferred                                                         0                 0                  0              0
                                                              ---------------------------------------------------------------------

Increase in units outstanding                                                0                 0                  0              0
Beginning units                                                              0                 0                  0              0
                                                              ---------------------------------------------------------------------

Ending units                                                                 0                 0                  0              0
                                                              =====================================================================

Contracts with total expenses of 1.60% :
   Units sold                                                                0                 0                  0              0
   Units redeemed                                                            0                 0                  0              0
   Units transferred                                                         0                 0                  0              0
                                                              ---------------------------------------------------------------------

Increase in units outstanding                                                0                 0                  0              0
Beginning units                                                              0                 0                  0              0
                                                              ---------------------------------------------------------------------

Ending units                                                                 0                 0                  0              0
                                                              =====================================================================

Contracts with total expenses of 1.65% :
   Units sold                                                           39,474            10,898                  0          1,711
   Units redeemed                                                         (181)               (2)                 0             (4)
   Units transferred                                                    25,388             1,548                  0          6,661
                                                              ---------------------------------------------------------------------

Increase in units outstanding                                           64,680            12,445                  0          8,368
Beginning units                                                              0                 0                  0              0
                                                              ---------------------------------------------------------------------

Ending units                                                            64,680            12,445                  0          8,368
                                                              =====================================================================


(1) For the period from August 6, 2002 (inception) to December 31, 2002.
(3) For the period from June 3, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                             Global Dollar
                                                                Government            Growth  Growth and Income      High-Yeild
                                                                 Portfolio         Portfolio          Portfolio       Portfolio
                                                            (Class A)/(3)/  (Class A)/(1)/**   (Class A)/(1)/**  (Class A)/(3)/
                                                            ---------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                       $       (230)     $           0      $           0  $        (270)
   Net realized gains (losses) from securities transactions            40                  0                  0             36
   Change in net unrealized appreciation (depreciation) of
    investments                                                     5,883                  9                  8          4,243
                                                            ---------------------------------------------------------------------
   Increase (decrease) in net assets from operations                5,693                  9                  8          4,009
                                                            ---------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                     5,592                142                143         79,083
   Cost of units redeemed                                               0                  0                  0            (16)
   Optional enhanced death benefits                                   (34)                 0                  0            (37)
   Net transfers                                                   53,781                  0                  0         26,990
                                                            ---------------------------------------------------------------------
   Increase in net assets from capital transactions                59,339                142                143        106,020
                                                            ---------------------------------------------------------------------

Increase in net assets                                             65,032                151                151        110,029
Net assets at beginning of period                                       0                  0                  0              0
                                                            ---------------------------------------------------------------------
Net assets at end of period                                  $     65,032      $         151      $         151  $     110,029
                                                            =====================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25% :
   Units sold                                                          14                 14                 14             14
   Units redeemed                                                       0                  0                  0              0
   Units transferred                                                    0                  0                  0              0
                                                            ---------------------------------------------------------------------

Increase in units outstanding                                          14                 14                 14             14
Beginning units                                                         0                  0                  0              0
                                                            ---------------------------------------------------------------------

Ending units                                                           14                 14                 14             14
                                                            =====================================================================

Contracts with total expenses of 1.40% :
   Units sold                                                           0                  0                  0              0
   Units redeemed                                                       0                  0                  0              0
   Units transferred                                                    0                  0                  0              0
                                                            ---------------------------------------------------------------------

Increase in units outstanding                                           0                  0                  0              0
Beginning units                                                         0                  0                  0              0
                                                            ---------------------------------------------------------------------

Ending units                                                            0                  0                  0              0
                                                            =====================================================================

Contracts with total expenses of 1.60% :
   Units sold                                                           0                  0                  0              0
   Units redeemed                                                       0                  0                  0              0
   Units transferred                                                    0                  0                  0              0
                                                            ---------------------------------------------------------------------

Increase in units outstanding                                           0                  0                  0              0
Beginning units                                                         0                  0                  0              0
                                                            ---------------------------------------------------------------------

Ending units                                                            0                  0                  0              0
                                                            =====================================================================

Contracts with total expenses of 1.65% :
   Units sold                                                         578                  0                  0          8,485
   Units redeemed                                                      (3)                 0                  0             (6)
   Units transferred                                                5,596                  0                  0          2,884
                                                            ---------------------------------------------------------------------

Increase in units outstanding                                       6,171                  0                  0         11,363
Beginning units                                                         0                  0                  0              0
                                                            ---------------------------------------------------------------------

Ending units                                                        6,171                  0                  0         11,363
                                                            =====================================================================

                                                             International      Money Market    Premier Growth
                                                                 Portfolio         Portfolio         Portfolio
                                                            (Class A)/(3)/  (Class A)/(3)/**  (Class A)/(1)/**
                                                            ---------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                       $       (576)     $           0    $            0
   Net realized gains (losses) from securities transactions        (6,786)                 0                 0
   Change in net unrealized appreciation (depreciation) of
    investments                                                     3,521                  0                 6
                                                            ---------------------------------------------------
   Increase (decrease) in net assets from operations               (3,841)                 0                 6
                                                            ---------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                    90,934                143               143
   Cost of units redeemed                                            (442)                 0                 0
   Optional enhanced death benefits                                   (52)                 0                 0
   Net transfers                                                   94,076                  0                 0
                                                            ---------------------------------------------------
   Increase in net assets from capital transactions               184,516                143               143
                                                            ---------------------------------------------------

Increase in net assets                                            180,675                143               149
Net assets at beginning of period                                       0                  0                 0
                                                            ---------------------------------------------------
Net assets at end of period                                  $    180,675      $         143    $          149
                                                            ===================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25% :
   Units sold                                                          14                 14                14
   Units redeemed                                                       0                  0                 0
   Units transferred                                                    0                  0                 0
                                                            ---------------------------------------------------

Increase in units outstanding                                          14                 14                14
Beginning units                                                         0                  0                 0
                                                            ---------------------------------------------------

Ending units                                                           14                 14                14
                                                            ===================================================

Contracts with total expenses of 1.40% :
   Units sold                                                           0                  0                 0
   Units redeemed                                                       0                  0                 0
   Units transferred                                                    0                  0                 0
                                                            ---------------------------------------------------

Increase in units outstanding                                           0                  0                 0
Beginning units                                                         0                  0                 0
                                                            ---------------------------------------------------

Ending units                                                            0                  0                 0
                                                            ===================================================

Contracts with total expenses of 1.60% :
   Units sold                                                           0                  0                 0
   Units redeemed                                                       0                  0                 0
   Units transferred                                                    0                  0                 0
                                                            ---------------------------------------------------

Increase in units outstanding                                           0                  0                 0
Beginning units                                                         0                  0                 0
                                                            ---------------------------------------------------

Ending units                                                            0                  0                 0
                                                            ===================================================

Contracts with total expenses of 1.65% :
   Units sold                                                      11,291                  0                 0
   Units redeemed                                                     (60)                 0                 0
   Units transferred                                               10,571                  0                 0
                                                            ---------------------------------------------------

Increase in units outstanding                                      21,802                  0                 0
Beginning units                                                         0                  0                 0
                                                            ---------------------------------------------------

Ending units                                                       21,802                  0                 0
                                                            ===================================================

(1) For the period from August 6, 2002 (inception) to December 31, 2002.
(3) For the period from June 3, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                                                                                                U.S.
                                                                                                                     Government/High
                                                                      Quasar        Technology       Total Return   Grade Securities
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                              (Class A)/(3)/ (Class A)/(1)/ **  (Class A)/(1)/ **  (Class A)/(1)/ **
                                                            ------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                       $         (705)    $           0    $           0      $             0
   Net realized gains (losses) from securities transactions               1                 0                0                    0
   Change in net unrealized appreciation (depreciation) of
    investments                                                         362               (10)               8                    7
                                                            ------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                   (342)              (10)               8                    7
                                                            ------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                     199,801               142              142                  142
   Cost of units redeemed                                               (16)                0                0                    0
   Optional enhanced death benefits                                     (65)                0                0                    0
   Net transfers                                                     28,272                 0                0                    0
                                                            ------------------------------------------------------------------------
   Increase in net assets from capital transactions                 227,992               142              142                  142
                                                            ------------------------------------------------------------------------

Increase in net assets                                              227,650               132              150                  149
Net assets at beginning of period                                         0                 0                0                    0
                                                            ------------------------------------------------------------------------
Net assets at end of period                                  $      227,650     $         132    $         150      $           149
                                                            ========================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25% :
   Units sold                                                            14                14               14                   14
   Units redeemed                                                         0                 0                0                    0
   Units transferred                                                      0                 0                0                    0
                                                            ------------------------------------------------------------------------

Increase in units outstanding                                            14                14               14                   14
Beginning units                                                           0                 0                0                    0
                                                            ------------------------------------------------------------------------

                                                            ------------------------------------------------------------------------
Ending units                                                             14                14               14                   14
                                                            ========================================================================

Contracts with total expenses of 1.40% :
   Units sold                                                             0                 0                0                    0
   Units redeemed                                                         0                 0                0                    0
   Units transferred                                                      0                 0                0                    0
                                                            ------------------------------------------------------------------------

Increase in units outstanding                                             0                 0                0                    0
Beginning units                                                           0                 0                0                    0
                                                            ------------------------------------------------------------------------

Ending units                                                              0                 0                0                    0
                                                            ========================================================================

Contracts with total expenses of 1.60% :
   Units sold                                                             0                 0                0                    0
   Units redeemed                                                         0                 0                0                    0
   Units transferred                                                      0                 0                0                    0
                                                            ------------------------------------------------------------------------

Increase in units outstanding                                             0                 0                0                    0
Beginning units                                                           0                 0                0                    0
                                                            ------------------------------------------------------------------------

Ending units                                                              0                 0                0                    0
                                                            ========================================================================

Contracts with total expenses of 1.65% :
   Units sold                                                        26,049                 0                0                    0
   Units redeemed                                                       (11)                0                0                    0
   Units transferred                                                  3,682                 0                0                    0
                                                            ------------------------------------------------------------------------

Increase in units outstanding                                        29,720                 0                0                    0
Beginning units                                                           0                 0                0                    0
                                                            ------------------------------------------------------------------------

Ending units                                                         29,720                 0                0                    0
                                                            ========================================================================

                                                                 Worldwide             Americas     AllianceBernstein
                                                             Privatization    Government Income   International Value
                                                                 Portfolio            Portfolio             Portfolio
                                                            (Class A)/(3)/       (Class B)/(2)/        (Class B)/(2)/
                                                            ---------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                      $        (195)   $            (261)    $            (305)
   Net realized gains (losses) from securities transactions        (4,529)                 251                  (534)
   Change in net unrealized appreciation (depreciation) of
    investments                                                     1,405                3,003                 3,756
                                                            ---------------------------------------------------------
   Increase (decrease) in net assets from operations               (3,319)               2,993                 2,917
                                                            ---------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                    12,345              220,632               263,908
   Cost of units redeemed                                               0              (49,161)                 (930)
   Optional enhanced death benefits                                   (30)                 (24)                  (16)
   Net transfers                                                   50,127               61,214                47,361
                                                            ---------------------------------------------------------
   Increase in net assets from capital transactions                62,442              232,661               310,323
                                                            ---------------------------------------------------------

Increase in net assets                                             59,123              235,654               313,240
Net assets at beginning of period                                       0                    0                     0
                                                            ---------------------------------------------------------
Net assets at end of period                                 $      59,123    $         235,654     $         313,240
                                                            =========================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25% :
   Units sold                                                          14                    0                     0
   Units redeemed                                                       0                    0                     0
   Units transferred                                                    0                    0                     0
                                                            ---------------------------------------------------------

Increase in units outstanding                                          14                    0                     0
Beginning units                                                         0                    0                     0
                                                            ---------------------------------------------------------

                                                            ---------------------------------------------------------
Ending units                                                           14                    0                     0
                                                            =========================================================

Contracts with total expenses of 1.40% :
   Units sold                                                           0                7,096                 9,238
   Units redeemed                                                       0               (1,557)                  (98)
   Units transferred                                                    0                3,326                 4,305
                                                            ---------------------------------------------------------

Increase in units outstanding                                           0                8,865                13,445
Beginning units                                                         0                    0                     0
                                                            ---------------------------------------------------------

Ending units                                                            0                8,865                13,445
                                                            =========================================================

Contracts with total expenses of 1.60% :
   Units sold                                                           0                5,239                20,221
   Units redeemed                                                       0               (1,188)                   (7)
   Units transferred                                                    0                   73                   769
                                                            ---------------------------------------------------------

Increase in units outstanding                                           0                4,124                20,983
Beginning units                                                         0                    0                     0
                                                            ---------------------------------------------------------

Ending units                                                            0                4,124                20,983
                                                            =========================================================

Contracts with total expenses of 1.65% :
   Units sold                                                       1,408                    0                     0
   Units redeemed                                                      (3)                   0                     0
   Units transferred                                                5,284                    0                     0
                                                            ---------------------------------------------------------

Increase in units outstanding                                       6,689                    0                     0
Beginning units                                                         0                    0                     0
                                                            ---------------------------------------------------------

Ending units                                                        6,689                    0                     0
                                                            =========================================================

(1) For the period from August 6, 2002 (inception) to December 31, 2002.
(2) For the period from August 14, 2002 (inception) to December 31, 2002.
(3) For the period from June 3, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                     AllianceBerstein
                                                          Real Estate    AllianceBerstein        AllianceBerstein  AllianceBerstein
                                                           Investment     Small Cap Value          Utility Income             Value
                                                            Portfolio           Portfolio               Portfolio         Portfolio
                                                       (Class B)/(2)/      (Class B)/(2)/          (Class B)/(2)/    (Class B)/(2)/
                                                     ------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                  $      (145)         $      (916)             $       (38)      $    (4,124)
   Net realized gains (losses) from
    securities transactions                                     (76)                  91                        4               171
   Change in net unrealized appreciation
    (depreciation) of investments                             2,094               15,617                      762            17,198
                                                     -------------------------------------------------------------------------------
   Increase (decrease) in net assets
    from operations                                           1,873               14,792                      728            13,245
                                                     -------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                             180,373              641,191                   32,362         2,014,702
   Cost of units redeemed                                   (64,892)             (22,166)                     (52)          (42,777)
   Optional enhanced death benefits                              (9)                 (40)                      (1)             (260)
   Net transfers                                             37,765               35,302                    6,283           192,357
                                                     -------------------------------------------------------------------------------
   Increase in net assets from capital transactions         153,237              654,287                   38,592         2,164,022
                                                     -------------------------------------------------------------------------------

Increase in net assets                                      155,110              669,079                   39,320         2,177,267
Net assets at beginning of period                                 0                    0                        0                 0
                                                     -------------------------------------------------------------------------------
Net assets at end of period                             $   155,110          $   669,079              $    39,320       $ 2,177,267
                                                     ===============================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25%:
   Units sold                                                     0                    0                        0                 0
   Units redeemed                                                 0                    0                        0                 0
   Units transferred                                              0                    0                        0                 0
                                                     -------------------------------------------------------------------------------

Increase in units outstanding                                     0                    0                        0                 0
Beginning units                                                   0                    0                        0                 0
                                                     -------------------------------------------------------------------------------

Ending units                                                      0                    0                        0                 0
                                                     ===============================================================================

Contracts with total expenses of 1.40%:
   Units sold                                                 7,575               53,985                    1,457           167,194
   Units redeemed                                               (74)                 (92)                      (4)              (24)
   Units transferred                                          3,055                3,439                      441            10,757
                                                     -------------------------------------------------------------------------------

Increase in units outstanding                                10,556               57,332                    1,894           177,927
Beginning units                                                   0                    0                        0                 0
                                                     -------------------------------------------------------------------------------

Ending units                                                 10,556               57,332                    1,894           177,927
                                                     ===============================================================================

Contracts with total expenses of 1.60%:
   Units sold                                                 7,039               10,428                      838            20,390
   Units redeemed                                            (5,158)              (2,096)                       0            (4,944)
   Units transferred                                            (10)                   0                        0                (3)
                                                     -------------------------------------------------------------------------------

Increase in units outstanding                                 1,871                8,332                      838            15,443
Beginning units                                                   0                    0                        0                 0
                                                     -------------------------------------------------------------------------------

Ending units                                                  1,871                8,332                      838            15,443
                                                     ===============================================================================

Contracts with total expenses of 1.65%:
   Units sold                                                     0                    0                        0            49,485
   Units redeemed                                                 0                    0                        0               (18)
   Units transferred                                              0                    0                        0            11,513
                                                     -------------------------------------------------------------------------------

Increase in units outstanding                                     0                    0                        0            60,980
Beginning units                                                   0                    0                        0                 0
                                                     -------------------------------------------------------------------------------

Ending units                                                      0                    0                        0            60,980
                                                     ===============================================================================

                                                                              Global Dollar
                                                               Global Bond       Government            Growth
                                                                 Portfolio        Portfolio         Portfolio
                                                            (Class B)/(2)/   (Class B)/(2)/    (Class B)/(3)/
                                                            -------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                        $      (293)   $        (307)       $    (1,232)
   Net realized gains (losses) from
    securities transactions                                         6,667            1,354                (14)
   Change in net unrealized appreciation
    (depreciation) of investments                                   2,363            8,855            (21,395)
                                                            -------------------------------------------------
   Increase (decrease) in net assets
    from operations                                                 8,737            9,902            (22,641)
                                                            -------------------------------------------------

From capital transactions:
   Net proceeds from units sold                                    75,127          235,356            538,407
   Cost of units redeemed                                            (553)         (24,062)              (193)
   Optional enhanced death benefits                                    (8)             (32)              (146)
   Net transfers                                                  331,010            4,663             72,395
                                                            -------------------------------------------------
   Increase in net assets from capital transactions               405,576          215,925            610,463
                                                            -------------------------------------------------

Increase in net assets                                            414,313          225,827            587,822
Net assets at beginning of period                                       0                0                  0
                                                            -------------------------------------------------
Net assets at end of period                                   $   414,313    $     225,827        $   587,822
                                                            =================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25%:
   Units sold                                                           0                0                  0
   Units redeemed                                                       0                0                  0
   Units transferred                                                    0                0                  0
                                                              -----------------------------------------------

Increase in units outstanding                                           0                0                  0
Beginning units                                                         0                0                  0
                                                              -----------------------------------------------

Ending units                                                            0                0                  0
                                                              ===============================================

Contracts with total expenses of 1.40%:
   Units sold                                                       3,625            8,825             19,931
   Units redeemed                                                     (24)          (1,163)               (15)
   Units transferred                                                  480              234              1,368
                                                              -----------------------------------------------

Increase in units outstanding                                       4,081            7,896             21,284
Beginning units                                                         0                0                  0
                                                              -----------------------------------------------

Ending units                                                      4,081 4            7,896             21,284
                                                              ===============================================

Contracts with total expenses of 1.60%:
   Units sold                                                       1,418            2,590                152
   Units redeemed                                                     (13)               0                  0
   Units transferred                                               21,519                0                474
                                                              -----------------------------------------------

Increase in units outstanding                                      22,924            2,590                626
Beginning units                                                         0                0                  0
                                                              -----------------------------------------------

Ending units                                                       22,924            2,590                626
                                                              ===============================================

Contracts with total expenses of 1.65%:
   Units sold                                                           0                0             23,058
   Units redeemed                                                       0                0                (11)
   Units transferred                                                    0                0              4,782
                                                              -----------------------------------------------

Increase in units outstanding                                           0                0             27,829
Beginning units                                                         0                0                  0
                                                              -----------------------------------------------

Ending units                                                            0                0             27,829
                                                              ===============================================

(2) For the period from August 14, 2002 (inception) to December 31, 2002.
(3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                          Growth and
                                                              Income     High Yield  International   Money Market Premier Growth
                                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                      (Class B)/(3)/ (Class B)/(2)/ (Class B)/(2)/ (Class B)/(3)/ (Class B)/(3)/
                                                      ----------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                   $    (5,236)   $      (236)     $     (70)   $    (2,026)   $    (1,866)
   Net realized gains (losses) from securities
    transactions                                              (8,354)         1,057           (364)             0              8
   Change in net unrealized appreciation
    (depreciation) of investments                            (25,276)         2,281          1,211              0        (57,953)
                                                      -----------------------------------------------------------------------------
   Increase (decrease) in net assets from operations         (38,866)         3,102            777         (2,026)       (59,811)
                                                      -----------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                            1,657,560        233,824        134,399      3,286,454      1,142,076
   Cost of units redeemed                                    (67,638)       (17,643)             0     (1,501,739)        (1,917)
   Optional enhanced death benefits                             (596)           (21)            (3)          (119)          (176)
   Net transfers                                             561,269        146,889          1,248        256,605        199,012
                                                      -----------------------------------------------------------------------------
   Increase in net assets from capital transactions        2,150,595        363,049        135,644      2,041,201      1,338,995
                                                      -----------------------------------------------------------------------------

Increase in net assets                                     2,111,729        366,151        136,421      2,039,175      1,279,184
Net assets at beginning of period                                  0              0              0              0              0
                                                      -----------------------------------------------------------------------------
Net assets at end of period                              $ 2,111,729    $   366,151      $ 136,421    $ 2,039,175    $ 1,279,184
                                                      =============================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25%:
   Units sold                                                      0              0              0              0              0
   Units redeemed                                                  0              0              0              0              0
   Units transferred                                               0              0              0              0              0
                                                      -----------------------------------------------------------------------------

Increase in units outstanding                                      0              0              0              0              0
Beginning units                                                    0              0              0              0              0
                                                      -----------------------------------------------------------------------------
Ending units                                                       0              0              0              0              0
                                                      =============================================================================

Contracts with total expenses of 1.40%:
   Units sold                                                 28,633         17,657          4,520         75,250         35,186
   Units redeemed                                               (718)        (2,114)             0            (68)           (10)
   Units transferred                                           4,325         17,234             87        (12,455)         3,631
                                                      -----------------------------------------------------------------------------

Increase in units outstanding                                 32,240         32,777          4,607         62,727         38,807
Beginning units                                                    0              0              0              0              0
                                                      -----------------------------------------------------------------------------

Ending units                                                  32,240         32,777          4,607         62,727         38,807
                                                      =============================================================================

Contracts with total expenses of 1.60%:
   Units sold                                                  4,382         10,075          9,522        169,490          6,163
   Units redeemed                                             (1,555)             0              0       (117,399)             0
   Units transferred                                             539            158              0         30,708            355
                                                      -----------------------------------------------------------------------------

Increase in units outstanding                                  3,366         10,233          9,522         82,799          6,518
Beginning units                                                    0              0              0              0              0
                                                      -----------------------------------------------------------------------------

Ending units                                                   3,366         10,233          9,522         82,799          6,518
                                                      =============================================================================

Contracts with total expenses of 1.65%:
   Units sold                                                 90,939              0              0         15,863         32,320
   Units redeemed                                               (716)             0              0             (9)          (215)
   Units transferred                                          48,962              0              0          2,430         12,914
                                                      -----------------------------------------------------------------------------

Increase in units outstanding                                139,185              0              0         18,284         45,019
Beginning units                                                    0              0              0              0              0
                                                      -----------------------------------------------------------------------------

Ending units                                                 139,185              0              0         18,284         45,019
                                                      =============================================================================

                                                                  Quasar     Technology
                                                               Portfolio      Portfolio
                                                          (Class B)/(2)/ (Class B)/(3)/
                                                          -----------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                              (231)   $      (518)
   Net realized gains (losses) from securities
    transactions                                                     275           (763)
   Change in net unrealized appreciation
    (depreciation) of investments                                   (618)       (12,807)
                                                          -----------------------------
   Increase (decrease) in net assets from transactions              (574)       (14,088)
                                                          -----------------------------

From capital transactions:
   Net proceeds from units sold                                  132,042        210,754
   Cost of units redeemed                                           (517)             0
   Optional enhanced death benefits                                  (25)           (57)
   Net transfers                                                  24,258         36,632
                                                          -----------------------------
   Increase in net assets from capital transactions              155,758        247,329
                                                          -----------------------------

Increase in net assets                                           155,184        233,241
Net assets at beginning of period                                      0              0
                                                          -----------------------------
Net assets at end of period                                    $ 155,184    $   233,241
                                                          =============================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25%:
   Units sold                                                          0              0
   Units redeemed                                                      0              0
   Units transferred                                                   0              0
                                                          -----------------------------

Increase in units outstanding                                          0              0
Beginning units                                                        0              0
                                                          -----------------------------
Ending units                                                           0              0
                                                          =============================

Contracts with total expenses of 1.40%:
   Units sold                                                     16,884         11,893
   Units redeemed                                                    (76)            (3)
   Units transferred                                               2,883          2,536
                                                          -----------------------------

Increase in units outstanding                                     19,691         14,426
Beginning units                                                        0              0
                                                          -----------------------------

Ending units                                                      19,691         14,426
                                                          =============================

Contracts with total expenses of 1.60%:
   Units sold                                                      1,494             93
   Units redeemed                                                      0              0
   Units transferred                                                 497              0
                                                          -----------------------------

Increase in units outstanding                                      1,991             93
Beginning units                                                        0              0
                                                          -----------------------------

Ending units                                                       1,991             93
                                                          ==============================

Contracts with total expenses of 1.65%:
   Units sold                                                          0         10,150
   Units redeemed                                                      0             (4)
   Units transferred                                                   0          1,050
                                                          -----------------------------

Increase in units outstanding                                          0         11,196
Beginning units                                                        0              0
                                                          -----------------------------

Ending units                                                           0         11,196
                                                          =============================

(2) For the period from August 14, 2002 (inception) to December 31, 2002.
(3) For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   (Continued)

                                                                   Total Return Grade Securities    Privatization
                                                                      Portfolio        Portfolio        Portfolio
                                                                 (Class B)/(3)/   (Class B)/(2)/   (Class B)/(2)/
                                                                 ------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment loss                                              $    (5,304)     $    (2,982)     $      (152)
   Net realized gains (losses) from securities transactions              (3,427)           5,714           (3,546)
   Change in net unrealized appreciation (depreciation)
    of investments                                                       10,732           22,266            2,133
                                                                    ---------------------------------------------
   Increase (decrease) in net assets from transactions                    2,001           24,998           (1,565)
                                                                    ---------------------------------------------

From capital transactions:
   Net proceeds from units sold                                       1,041,364        1,427,614          587,252
   Cost of units redeemed                                                (5,644)         (31,785)         (21,280)
   Optional enhanced death benefits                                        (544)            (261)             (15)
   Net transfers                                                        782,137           69,457         (394,862)
                                                                    ---------------------------------------------
   Increase in net assets from capital transactions                   1,817,313        1,465,025          171,095
                                                                    ---------------------------------------------

Increase in net assets                                                1,819,314        1,490,023          169,530
Net assets at beginning of period                                             0                0                0
                                                                    ---------------------------------------------
Net assets at end of period                                          $1,819,314       $1,490,023      $   169,530
                                                                    =============================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:

Contracts with total expenses of .25%:
   Units sold                                                                 0                0                0
   Units redeemed                                                             0                0                0
   Units transferred                                                          0                0                0
                                                                    ---------------------------------------------

Increase in units outstanding                                                 0                0                0
Beginning units                                                               0                0                0
                                                                    ---------------------------------------------

Ending units                                                                  0                0                0
                                                                    =============================================

Contracts with total expenses of 1.40%:
   Units sold                                                            16,621           12,208            5,843
   Units redeemed                                                            (7)          (1,933)              (1)
   Units transferred                                                      3,558            8,452             (179)
                                                                    ---------------------------------------------

Increase in units outstanding                                            20,172           18,727            5,663
Beginning units                                                               0                0                0
                                                                    ---------------------------------------------

Ending units                                                             20,172           18,727            5,663
                                                                    =============================================

Contracts with total expenses of 1.60%:
   Units sold                                                             6,018           53,102           36,571
   Units redeemed                                                            (6)             (74)          (1,551)
   Units transferred                                                          4          (21,691)         (28,515)
                                                                    ---------------------------------------------

Increase in units outstanding                                             6,016           31,337            6,505
Beginning units                                                               0                0                0
                                                                    ---------------------------------------------

Ending units                                                              6,016           31,337            6,505
                                                                    =============================================

Contracts with total expenses of 1.65%:
   Units sold                                                            67,018           43,950                0
   Units redeemed                                                          (647)            (190)               0
   Units transferred                                                     76,782           26,132                0
                                                                    ---------------------------------------------

Increase in units outstanding                                           143,153           69,892                0
Beginning units                                                               0                0                0
                                                                    ---------------------------------------------

Ending units                                                            143,153           69,892                0
                                                                    =============================================

(2)  For the period from August 14, 2002 (inception) to December 31, 2002.
(3)  For the period from June 3, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Nine of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (formerly, DBA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica, the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following products: Ovation Advantage, Ovation, Ovation Access, Ovation Advisor, and Ovation Plus. Ovation Advantage was launched on June 3, 2002, Ovation was launched on August 14, 2002, Ovation Access was launched on August 6, 2002, Ovation Advisor was launched on August 6, 2002, and Ovation Plus was launched on December 17, 2002.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of thirty-eight Class A or Class B variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the currently available investment portfolios of Alliance Variable Products Series Fund, Inc. ("Alliance Trust"). The Alliance Trust is a diversified open-ended investment company, which retains investment advisers to assist in the investment activities of the Trust. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Investment Accounting and Valuation: The investments are stated at the net asset value of each of the portfolios of the Trust as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     Withdrawal Charge: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     Contract Maintenance Charge: An annual contract maintenance charge of $30 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal.

     Mortality and Expense Risk Charge: The Company deducts a mortality and expense risk charge, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is as follows: Ovation Plus, 1.40%; Ovation Advantage, 1.40%; Ovation, 1.40%; Ovation Access, 0.25%; and Ovation Advisor, 1.40%. The Separate Account Charge compensates the Company for the mortality and expense risks and the costs of contract administration and distribution assumed by the Company. The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk assumed is that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

     Distribution Expense Charge: The Company deducts a distribution expense charge at an annual rate of the net asset value of each portfolio, computed on a daily basis as follows: Ovation Advisor, 0.20%; Ovation Plus, 0.20%; Ovation Advantage, 0.25%. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss. There are not any distribution expense charges associated with the Ovation and Ovation Access contracts.

     Optional enhanced death benefits: Several options are available that may increase the death benefit paid. The charges for these options range from an annual rate of 0.05% to 0.30% of the average daily net asset value, and are recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     Transfer Fee: A transfer fee of $10, depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     Premium Taxes: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     Separate Account Income Taxes: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period from inception to December 31, 2002 consist of the following:

                                                                     Cost of Shares         Proceeds from
     Variable Accounts                                                     Acquired           Shares Sold
     -----------------                                               ------------------------------------
     ALLIANCE TRUST:
     Americas Government Income Portfolio (Class A) *                      $339,992              $    591
     AllianceBernstein International Value
              Portfolio (Class A) *                                         168,408                 1,980
     AllianceBernstein Real Estate Investment
               Portfolio (Class A) *                                        284,034                 2,053
     AllianceBernstein Small Cap Value
              Portfolio (Class A) *                                         537,887                 5,994
     AllianceBernstein Utility Income
              Portfolio (Class A) *                                         109,299                   342
     AllianceBernstein Value Portfolio (Class A) **                             171                     0
     Global Bond Portfolio (Class A) *                                       90,421                 1,597
     Global Dollar Government Portfolio (Class A) *                          59,788                   679
     Growth Portfolio (Class A) **                                              142                     0
     Growth and Income Portfolio (Class A) **                                   143                     0
     High Yield Portfolio (Class A) *                                       107,023                 1,273
     International Portfolio (Class A) *                                    227,843                43,903
     Money Market Portfolio (Class A) **                                        143                     0
     Premier Growth Portfolio (Class A) **                                      143                     0
     Quasar Portfolio (Class A) *                                           227,851                   564
     Technology Portfolio (Class A) **                                          142                     0
     Total Return Portfolio (Class A) **                                        142                     0
     U.S. Government/High Grade Securities
              Portfolio (Class A) **                                            142                     0
     Worldwide Privatization Portfolio (Class A) **                          95,731                33,484
     Americas Government Income Portfolio (Class B) **                      281,847                49,447
     AllianceBernstein International Value
         Portfolio (Class B) *                                              697,255               387,237
     AllianceBernstein Real Estate Investment
         Portfolio (Class B) **                                             214,874                61,782
     AllianceBernstein Small Cap Value
              Portfolio (Class B) **                                        670,291                16,920
     AllianceBernstein Utility Income
              Portfolio (Class B) ***                                        38,903                   349

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS

                                                                          Cost of Shares          Proceeds from
     Variable Accounts                                                          Acquired            Shares Sold
     -----------------                                                    -------------------------------------
     AllianceBernstein Value Portfolio (Class B) ***                          $2,206,281             $   46,383
     Global Bond Portfolio (Class B) ***                                       1,377,234                971,951
     Global Dollar Government Portfolio (Class B) ***                            241,931                 26,313
     Growth Portfolio (Class B) *                                                610,414                  1,183
     Growth and Income Portfolio (Class B) *                                   2,328,447                183,088
     High Yield Portfolio (Class B) ***                                          704,198                341,385
     International Portfolio (Class B) ***                                       376,768                241,194
     Money Market Portfolio (Class B) *                                        3,765,472              1,726,297
     Premier Growth Portfolio (Class B) *                                      1,340,186                  3,057
     Quasar Portfolio (Class B) ***                                              487,792                332,265
     Technology Portfolio (Class B) *                                            294,975                 48,164
     Total Return Portfolio (Class B) *                                        1,902,134                 90,125
     U.S. Government/High Grade Securities
              Portfolio (Class B) *                                            2,478,794              1,016,751
     Worldwide Privatization Portfolio (Class B) ***                             780,110                609,167

     *   For the period from June 3, 2002 (inception) to December 31, 2002
     ** For the period from August 6, 2002 (inception) to December 31, 2002 *** For the period from August 14, 2002 (inception) to December 31, 2002

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the period ended December 31, 2002, follows:


                                                                Ratio of             Ratio of
                                   Net Assets                  expenses to          investment                    Total
                   --------------------------------------   average net assets       income to                   Return
                         Unit Value                                Lowest             average                   Lowest to
         Units     Lowest to Highest ($)  Total Value ($)    to Highest \\(1)\\  net assets \\(2)\\          Highest \\(3)\\
         -----     ---------------------  ---------------   -------------------  ------------------  ------------------------------
     Americas Government Income Portfolio (Class A)
     ----------------------------------------------
           32,196          10.51 to 10.68        343,745    0.25% to 1.65%             0.01%          5.07% \\(5)\\ to 6.77% \\(4)\\

     AllianceBernstein International Value Portfolio (Class A)
     ---------------------------------------------------------
           21,149            8.23 to 9.70        173,977    0.25% to 1.65%             0.00%        -17.75% \\(4)\\ to 0.86% \\(5)\\

     AllianceBernstein Real Estate Investment Portfolio (Class A)
     ------------------------------------------------------------
           30,605           9.24 to 10.48        282,788    0.25% to 1.65%             0.00%         -7.61% \\(4)\\ to 0.78% \\(5)\\

     AllianceBernstein Small Cap Value Portfolio (Class A)
     -----------------------------------------------------
           64,697           8.47 to 10.73        548,059    0.25% to 1.65%             0.00%        -15.29% \\(4)\\ to 4.07% \\(5)\\

     AllianceBernstein Utility Income Portfolio (Class A)
     ----------------------------------------------------
           12,462           9.00 to 11.28        112,146    0.25% to 1.65%             0.01%        -10.04% \\(4)\\ to 4.04% \\(5)\\

     AllianceBernstein Value Portfolio (Class A)
     -------------------------------------------
               17                   10.95            187             0.25%             0.00%                           4.03% \\(5)\\

     Global Bond Portfolio (Class A)
     -------------------------------
            8,382          10.43 to 11.06         92,678    0.25% to 1.65%             0.00%         7.03% \\(5)\\ to 10.58% \\(4)\\

     Global Dollar Government Portfolio (Class A)
     --------------------------------------------
            6,185          10.51 to 11.21         65,032    0.25% to 1.65%             0.03%         5.14% \\(4)\\ to 16.99% \\(5)\\

     Growth Portfolio (Class A)
     --------------------------
               14                   10.60            151             0.25%             0.00%                           2.07% \\(5)\\

     Growth and Income Portfolio (Class A)
     -------------------------------------
               14                   10.59            151             0.25%             0.00%                           2.46% \\(5)\\

     High-Yield Portfolio (Class A)
     ------------------------------
           11,377           9.67 to 10.59        110,029    0.25% to 1.65%             0.02%         -3.30% \\(4)\\ to 8.58% \\(5)\\

     International Portfolio (Class A)
     ---------------------------------
           21,816            8.28 to 9.86        180,675    0.25% to 1.65%             0.00%        -17.19% \\(4)\\ to 3.01% \\(5)\\

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                                               Ratio of            Ratio of
                                  Net Assets                  expenses to         investment                      Total
                  --------------------------------------  average net assets       income to                     Return
                        Unit Value                              Lowest              average                     Lowest to
        Units     Lowest to Highest ($)  Total Value ($)  to Highest \\(1)\\   net assets \\(2)\\            Highest \\(3)\\
        -----     ---------------------  ---------------  ------------------   ------------------   --------------------------------
      Money Market Portfolio (Class A)
      --------------------------------
                14                   10.02            143             0.25%            0.00%                          0.18% \\(5)\\

      Premier Growth Portfolio (Class A)
      ----------------------------------
                14                   10.45            149             0.25%            0.00%                          0.17% \\(5)\\

      Quasar Portfolio (Class A)
      --------------------------
            29,734           7.65 to 10.13        227,650    0.25% to 1.65%            0.00%       -23.45% \\(4)\\ to 1.49% \\(5)\\

      Technology Portfolio (Class A)
      ------------------------------
                14                    9.30            132             0.25%            0.00%                          0.40% \\(5)\\

      Total Return Portfolio (Class A)
      --------------------------------
                14                   10.55            150             0.25%            0.00%                          4.08% \\(5)\\

      U.S. Government/High Grade Securities Portfolio (Class A)
      ---------------------------------------------------------
                14                   10.47            149             0.25%            0.00%                          4.94% \\(5)\\

      Worldwide Privatization Portfolio (Class A)
      -------------------------------------------
             6,703            8.82 to 9.85         59,123    0.25% to 1.65%            0.01%       -11.82% \\(4)\\ to 2.59% \\(5)\\

      Americas Government Income Portfolio (Class B)
      ----------------------------------------------
            12,989          18.13 to 18.15        235,654    0.25% to 1.60%            0.00%         2.32% \\(6)\\ to 4.16% \\(5)\\

      AllianceBernstein International Value Portfolio (Class B)
      ---------------------------------------------------------
            34,428            9.09 to 9.11        313,240    1.40% to 1.60%            0.00%       -1.88% \\(6)\\ to -0.25% \\(5)\\

      AllianceBernstein Real Estate Investment Portfolio (Class B)
      ------------------------------------------------------------
            12,427                   12.48        155,110    1.40% to 1.60%            0.00%       -1.12% \\(6)\\ to -0.29% \\(5)\\

      AllianceBernstein Small Cap Value Portfolio (Class B)
      -----------------------------------------------------
            65,664          10.17 to 10.19        669,079    1.40% to 1.60%            0.00%        -0.16% \\(6)\\ to 2.96% \\(5)\\

      AllianceBernstein Utility Income Portfolio (Class B)
      ----------------------------------------------------
             2,732          14.36 to 14.41         39,320    1.40% to 1.60%            0.00%        -0.98% \\(6)\\ to 2.78% \\(5)\\

      AllianceBernstein Value Portfolio (Class B)
      -------------------------------------------
           254,350            8.54 to 8.60      2,177,267    1.40% to 1.65%            0.00%       -14.01% \\(4)\\ to 3.07% \\(5)\\

      Global Bond Portfolio (Class B)
      -------------------------------
            27,005          15.33 to 15.39        414,313    1.40% to 1.60%            0.00%         3.07% \\(6)\\ to 5.46% \\(5)\\

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                               Ratio of              Ratio of
                                  Net Assets                  expenses to           investment                     Total
                  --------------------------------------   average net assets        income to                    Return
                        Unit Value                               Lowest               average                    Lowest to
        Units     Lowest to Highest ($)  Total Value ($)   to Highest \\(1)\\   net assets \\(2)\\             Highest \\(3)\\
        -----     ---------------------  ---------------   ------------------   ------------------  --------------------------------
      Global Dollar Government Portfolio (Class B)
      --------------------------------------------
            10,486          21.48 to 21.56        225,827    1.40% to 1.60%            0.00%        15.39% \\(5)\\ to 15.45% \\(6)\\

      Growth Portfolio (Class B)
      --------------------------
            49,739           8.21 to 16.40        587,822    1.40% to 1.65%            0.00%       -17.88% \\(4)\\ to 0.86% \\(5)\\

      Growth and Income Portfolio (Class B)
      -------------------------------------
           174,791           8.32 to 26.78      2,111,729    1.40% to 1.65%            0.00%       -16.79% \\(4)\\ to 1.25% \\(5)\\

      High-Yield Portfolio (Class B)
      ------------------------------
            43,010            8.50 to 8.52        366,151    1.40% to 1.60%            9.14%         7.46% \\(5)\\ to 8.56% \\(6)\\

      International Portfolio (Class B)
      ---------------------------------
            14,129            9.64 to 9.69        136,421    1.40% to 1.60%            0.00%        -1.22% \\(6)\\ to 1.40% \\(5)\\

      Money Market Portfolio (Class B)
      --------------------------------
           163,810           9.94 to 12.78      2,039,175    1.40% to 1.65%            0.30%        -0.63% \\(5)\\ to -0.37% \\(6)\\

      Premier Growth Portfolio (Class B)
      ----------------------------------
            90,344           8.21 to 20.07      1,279,184    1.40% to 1.65%            0.00%       -17.91% \\(4)\\ to -0.95% \\(5)\\

      Quasar Portfolio (Class B)
      --------------------------
            21,682            7.15 to 7.16        155,184    1.40% to 1.60%            0.00%        -2.03% \\(6)\\ to 0.19% \\(5)\\

      Technology Portfolio (Class B)
      ------------------------------
            25,715           7.34 to 10.40        233,241    1.40% to 1.65%            0.00%       -26.58% \\(4)\\ to -1.00% \\(5)\\

      Total Return Portfolio (Class B)
      --------------------------------
           169,341           9.24 to 18.99      1,819,314    1.40% to 1.65%            9.14%        -7.65% \\(4)\\ to 2.94% \\(5)\\

      U.S. Government/High Grade Securities Portfolio (Class B)
      ---------------------------------------------------------
           119,956          10.46 to 15.17      1,490,023    1.40% to 1.65%            0.00%         2.81% \\(6)\\ to 4.64% \\(4)\\

      Worldwide Privatization Portfolio (Class B)
      -------------------------------------------
            12,168          13.89 to 13.98        169,530    1.40% to 1.60%            0.00%        -1.18% \\(6)\\ to 1.02% \\(5)\\

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(4)  For the period from June 3, 2002 (effective date) to December 31, 2002.

(5)  For the period from August 6, 2002 (effective date) to December 31, 2002.

(6)  For the period from August 14, 2002 (effective date) to December 31, 2002.

                          VARIABLE ANNUITY ACCOUNT NINE
                          -----------------------------

                                       OF
                                       --

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      -------------------------------------

                              FINANCIAL STATEMENTS
                              --------------------

                               SEPTEMBER 30, 2003
                               ------------------

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSESTS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (Unaudited)

                                                                            Alliance-
                                                                Alliance-   Bernstein    Alliance-  Alliance-  Alliance-
                                                  Americas      Bernstein        Real    Bernstein  Bernstein  Bernstein
                                                Government  International      Estate    Small Cap    Utility      Value     Global
                                                    Income          Value  Investment        Value     Income  Portfolio       Bond
                                                 Portfolio      Portfolio   Portfolio    Portfolio  Portfolio  (Class A)  Portfolio
                                                 (Class A)      (Class A)   (Class A)    (Class A)  (Class A)      /(1)/  (Class A)
                                               ------------------------------------------------------------------------------------
Assets:
   Investments in Alliance Variable Products
    Series Fund, Inc., at net asset value      $ 1,058,975  $     408,886  $  820,661  $ 1,030,812  $ 249,213  $     211  $ 188,930
Liabilities                                              0              0           0            0          0          0          0
                                               ------------------------------------------------------------------------------------
Net Assets                                     $ 1,058,975  $     408,886  $  820,661  $ 1,030,812  $ 249,213  $     211  $ 188,930
                                               ====================================================================================
Accumulation units outstanding                      93,674         40,038      71,157      102,157     25,451         17     15,995
                                               ====================================================================================
Contracts With Total Expenses of 0.25%* (1):
   Net Assets                                  $       158  $         207  $      225  $       220  $     211  $     211  $     158
   Accumulation units outstanding                       14             17          17           17         17         17         14
   Unit value of accumulation units            $     11.26  $       12.19  $    13.25  $     12.94  $   12.42  $   12.45  $   11.28
Contracts With Total Expenses of 1.40%**:
   Net Assets                                  $         0  $           0  $        0  $         0  $       0  $       0  $       0
   Accumulation units outstanding                        0              0           0            0          0          0          0
   Unit value of accumulation units            $         0  $           0  $        0  $         0  $       0  $       0  $       0
Contracts with total expenses of 1.60%***:
   Net Assets                                  $         0  $           0  $        0  $         0  $       0  $       0  $       0
   Accumulation units outstanding                        0              0           0            0          0          0          0
   Unit value of accumulation units            $         0  $           0  $        0  $         0  $       0  $       0  $       0
Contracts with total expenses of 1.65%****:
   Net Assets                                  $ 1,058,817  $     408,679  $  820,436  $ 1,030,592  $ 249,002  $       0  $ 188,772
   Accumulation units outstanding                   93,660         40,021      71,140      102,140     25,434          0     15,981
   Unit value of accumulation units            $     11.30  $       10.21  $    11.53  $     10.09  $    9.79  $       0  $   11.81

<F1>
* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
<F2>
** Contracts with total expenses of 1.40% are offered only through the Alliance Ovation product.
<F3>
*** Contracts with total expenses of 1.60% are offered only through the Alliance Ovation Advisor and Alliance Ovation Plus products.
<F4>
**** Contracts with total expenses of 1.65% are offered only through the
     Alliance Ovation Advantage product.
<F5>
(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSESTS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                   Global               Growth and                                 Money     Premier
                                                   Dollar       Growth      Income                    Inter-      Market      Growth
                                               Government    Portfolio   Portfolio   High-Yield     national   Portfolio   Portfolio
                                                Portfolio    (Class A)   (Class A)    Portfolio    Portfolio   (Class A)   (Class A)
                                                (Class A)        /(1)/       /(1)/    (Class A)    (Class A)       /(1)/       /(1)/
                                               -------------------------------------------------------------------------------------
Assets:
   Investments in Alliance Variable Products
    Series Fund, Inc., at net asset value      $  259,126  $       184  $      177  $   920,707  $   289,038  $      142  $      168
Liabilities                                             0            0           0            0            0           0           0
                                               -------------------------------------------------------------------------------------
Net Assets                                     $  259,126  $       184  $      177  $   920,707  $   289,038  $      142  $      168
                                               =====================================================================================
Accumulation units outstanding                     19,878           14          14       82,795       30,724          14          14
                                               =====================================================================================
Contracts With Total Expenses of 0.25%* (1):
   Net Assets                                  $      197  $       184  $      177  $       172  $       159  $      142  $      168
   Accumulation units outstanding                      14           14          14           14           14          14          14
   Unit value of accumulation units            $    14.06  $     13.00  $    12.56  $     12.32  $     11.34  $    10.07  $    11.92
Contracts With Total Expenses of 1.40%**:
   Net Assets                                  $        0  $         0  $        0  $         0  $         0  $        0  $        0
   Accumulation units outstanding                       0            0           0            0            0           0           0
   Unit value of accumulation units            $        0  $         0  $        0  $         0  $         0  $        0  $        0
Contracts with total expenses of 1.60%***:
   Net Assets                                  $        0  $         0  $        0  $         0  $         0  $        0  $        0
   Accumulation units outstanding                       0            0           0            0            0           0           0
   Unit value of accumulation units            $        0  $         0  $        0  $         0  $         0  $        0  $        0
Contracts with total expenses of 1.65%****:
   Net Assets                                  $  258,929  $         0  $        0  $   920,535  $   288,879  $        0  $        0
   Accumulation units outstanding                  19,864            0           0       82,781       30,710           0           0
   Unit value of accumulation units            $    13.04  $         0  $        0  $     11.12  $      9.41  $        0  $        0

<F1>
* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
<F2>
** Contracts with total expenses of 1.40% are offered only through the Alliance Ovation product.
<F3>
*** Contracts with total expenses of 1.60% are offered only through the Alliance Ovation Advisor and Alliance Ovation Plus products.
<F4>
**** Contracts with total expenses of 1.65% are offered only through the
     Alliance Ovation Advantage product.
<F5>
(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                                                    U.S.
                                                                              Government/                                  Alliance-
                                                                       Total   High Grade                    Americas      Bernstein
                                                       Technology     Return   Securities      Worldwide   Government  International
                                               Quasar   Portfolio  Portfolio    Portfolio  Privatization       Income          Value
                                            Portfolio   (Class A)  (Class A)    (Class A)      Portfolio    Portfolio      Portfolio
                                            (Class A)       /(1)/      /(1)/        /(1)/      (Class A)    (Class B)      (Class B)
                                            ----------------------------------------------------------------------------------------
Assets:
   Investments in Alliance Variable
    Products Series Fund, Inc., at net
    asset value                             $ 459,296  $      171  $     166  $       153  $      88,959  $ 4,325,424  $   5,827,159
Liabilities                                         0           0          0            0              0            0              0
                                            ----------------------------------------------------------------------------------------
Net Assets                                  $ 459,296  $      171  $     166  $       153  $      88,959  $ 4,325,424  $   5,827,159
                                            ========================================================================================
Accumulation units outstanding                 47,682          14         14           14          8,390      245,056        520,779
                                            ========================================================================================
Contracts With Total Expenses
 of 0.25%* (1):
   Net Assets                               $     181  $      171  $     166  $       153  $         168  $         0  $           0
   Accumulation units outstanding                  14          14         14           14             14            0              0
   Unit value of accumulation units         $   12.91  $    12.14  $   11.74  $     10.81  $       11.98  $         0  $           0
Contracts With Total Expenses of 1.40%**:
   Net Assets                               $       0  $        0  $       0  $         0  $           0  $ 1,783,009  $   2,626,381
   Accumulation units outstanding                   0           0          0            0              0       92,674        232,180
   Unit value of accumulation units         $       0  $        0  $       0  $         0  $           0  $     19.24  $       11.31
Contracts with total expenses of 1.60%***:
   Net Assets                               $       0  $        0  $       0  $         0  $           0  $ 1,996,031  $   2,767,925
   Accumulation units outstanding                   0           0          0            0              0      104,049        246,202
   Unit value of accumulation units         $       0  $        0  $       0  $         0  $           0  $     19.18  $       11.24
Contracts with total expenses
 of 1.65%****:
   Net Assets                               $ 459,115  $        0  $       0  $         0  $      88,791  $   546,384  $     432,853
   Accumulation units outstanding              47,668           0          0            0          8,376       48,333         42,397
   Unit value of accumulation units         $    9.63  $        0  $       0  $         0  $       10.60  $     11.30  $       10.21

<F1>
* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
<F2>
** Contracts with total expenses of 1.40% are offered only through the Alliance Ovation product.
<F3>
*** Contracts with total expenses of 1.60% are offered only through the Alliance Ovation Advisor and Alliance Ovation Plus products.
<F4>
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

<F5>
(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                            Alliance-    Alliance-    Alliance-
                                            Bernstein    Bernstein    Bernstein     Alliance-                    Global
                                          Real Estate    Small Cap      Utility     Bernstein                    Dollar
                                           Investment        Value       Income         Value  Global Bond   Government       Growth
                                            Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                            (Class B)    (Class B)    (Class B)     (Class B)    (Class B)    (Class B)    (Class B)
                                          ------------------------------------------------------------------------------------------
Assets:
   Investments in Alliance Variable
    Products Series Fund, Inc., at net
    asset value                           $ 2,879,295  $ 7,871,481  $ 1,980,071  $ 11,417,763  $ 2,305,162  $ 2,155,481  $ 5,590,758
Liabilities                                         0            0            0             0            0            0            0
                                          ------------------------------------------------------------------------------------------
Net Assets                                $ 2,879,295  $ 7,871,481  $ 1,980,071  $ 11,417,763  $ 2,305,162  $ 2,155,481  $ 5,590,758
                                          ==========================================================================================
Accumulation units outstanding                193,487      656,869      134,823     1,189,199      142,903       85,068      320,050
                                          ==========================================================================================
Contracts With Total Expenses
 of 0.25%* (1):
   Net Assets                             $         0  $         0  $         0  $          0  $         0  $         0  $         0
   Accumulation units outstanding                   0            0            0             0            0            0            0
   Unit value of accumulation units       $         0  $         0  $         0  $          0  $         0  $         0  $         0
Contracts With Total Expenses
 of 1.40%**:
   Net Assets                             $ 1,284,626  $ 5,577,116  $ 1,286,648  $  7,248,374  $ 1,607,642  $ 1,278,822  $ 3,856,143
   Accumulation units outstanding              82,434      459,127       81,962       754,859       97,708       47,753      193,860
   Unit value of accumulation units       $     15.58  $     12.15  $     15.70  $       9.60  $     16.45  $     26.78  $     19.89
Contracts with total expenses
 of 1.60%***:
   Net Assets                             $ 1,214,301  $ 1,796,373  $   471,239  $  2,672,611  $   599,534  $   764,442  $   961,591
   Accumulation units outstanding              78,050      148,360       30,163       279,075       36,885       28,694       48,445
   Unit value of accumulation units       $     15.56  $     12.11  $     15.62  $       9.58  $     16.25  $     26.64  $     19.85
Contracts with total expenses
 of 1.65%****:
   Net Assets                             $   380,368  $   497,992  $   222,184  $  1,496,778  $    97,986  $   112,217  $   773,024
   Accumulation units outstanding              33,003       49,382       22,698       155,265        8,310        8,621       77,745
   Unit value of accumulation units       $     11.53  $     10.08  $      9.79  $       9.64  $     11.79  $     13.02  $      9.94

<F1>
* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
<F2>
** Contracts with total expenses of 1.40% are offered only through the Alliance Ovation product.
<F3>
*** Contracts with total expenses of 1.60% are offered only through the Alliance Ovation Advisor and Alliance Ovation Plus products.
<F4>
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

<F5>
(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)


                                        Growth and                                     Money       Premier
                                            Income   High-Yield  International        Market        Growth       Quasar   Technology
                                         Portfolio    Portfolio      Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                         (Class B)    (Class B)      (Class B)     (Class B)     (Class B)    (Class B)    (Class B)
                                      ----------------------------------------------------------------------------------------------
Assets:
   Investments in Alliance Variable
    Products Series Fund, Inc., at
    net asset value                   $ 23,960,989  $ 5,131,929  $   1,471,129  $  8,830,003  $ 12,584,587  $ 3,328,462  $ 2,587,943
Liabilities                                      0            0              0             0             0            0            0
                                      ----------------------------------------------------------------------------------------------
Net Assets                            $ 23,960,989  $ 5,131,929  $   1,471,129  $  8,830,003  $ 12,584,587  $ 3,328,462  $ 2,587,943
                                      ==============================================================================================
Accumulation units outstanding           1,108,937      518,386        135,300       726,084       675,160      367,170      205,449
                                      ==============================================================================================
Contracts With Total Expenses
 of 0.25%* (1):
   Net Assets                         $          0  $         0  $           0  $          0  $          0  $         0  $         0
   Accumulation units outstanding                0            0              0             0             0            0            0
   Unit value of accumulation units   $          0  $         0  $           0  $          0  $          0  $         0  $         0
Contracts With Total Expenses
 of 1.40%**:
   Net Assets                         $ 14,160,773  $ 2,807,364  $     971,661  $  3,214,336  $  7,136,400  $ 1,822,208  $ 1,326,157
   Accumulation units outstanding          451,121      286,534         88,319       253,540       315,615      202,055       98,881
   Unit value of accumulation units   $      31.39  $      9.80  $       11.00  $      12.68  $      22.61  $      9.02  $     13.41
Contracts with total expenses
 of 1.60%***:
   Net Assets                         $  4,926,883  $ 1,785,758  $     437,119  $  4,407,914  $  3,604,411  $ 1,168,629  $   880,528

   Accumulation units outstanding          157,195      183,350         40,347       349,857       159,773      130,048       66,212
   Unit value of accumulation units   $      31.34  $      9.74  $       10.83  $      12.60  $      22.56  $      8.99  $     13.30
Contracts with total expenses
 of 1.65%****:
   Net Assets                         $  4,873,333  $   538,807  $      62,349  $  1,207,753  $  1,843,776  $   337,625  $   381,258
   Accumulation units outstanding          500,621       48,502          6,634       122,687       199,772       35,067       40,356
   Unit value of accumulation units   $       9.73  $     11.11  $        9.40  $       9.84  $       9.23  $      9.63  $      9.45

<F1>
* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
<F2>
** Contracts with total expenses of 1.40% are offered only through the Alliance Ovation product.
<F3>
*** Contracts with total expenses of 1.60% are offered only through the Alliance Ovation Advisor and Alliance Ovation Plus products.
<F4>
**** Contracts with total expenses of 1.65% are offered only through the
     Alliance Ovation Advantage product.
<F5>
(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                                               U.S.
                                                                    Government/High         Worldwide    U.S. Large Cap
                                                    Total Return   Grade Securities     Privatization      Blend Series
                                                       Portfolio          Portfolio         Portfolio         Portfolio
                                                       (Class B)          (Class B)         (Class B)         (Class B)
                                                 ----------------------------------------------------------------------
Assets:
   Investments in Alliance Variable Products
    Series Fund, Inc., at net asset value        $    15,192,934   $     12,505,971   $       596,147   $     2,660,061
Liabilities                                                    0                  0                 0                 0
                                                 ----------------------------------------------------------------------
Net Assets                                       $    15,192,934   $     12,505,971   $       596,147   $     2,660,061
                                                 ======================================================================
Accumulation units outstanding                           898,995            871,704            36,856           266,479
                                                 ======================================================================
Contracts With Total Expenses of 0.25%* (1):
   Net Assets                                    $             0   $              0   $             0   $           151
   Accumulation units outstanding                              0                  0                 0                15
   Unit value of accumulation units              $             0   $              0   $             0   $         10.04

Contracts With Total Expenses of 1.40%**:
   Net Assets                                    $     7,469,367   $      6,185,098   $       362,197   $     1,295,439
   Accumulation units outstanding                        357,808            399,967            21,560           129,730
   Unit value of accumulation units              $         20.88   $          15.46   $         16.80   $          9.99

Contracts with total expenses of 1.60%***:
   Net Assets                                    $     4,363,102   $      4,194,954   $       201,658   $     1,297,714
   Accumulation units outstanding                        209,491            272,107            12,232           130,033
   Unit value of accumulation units              $         20.83   $          15.42   $         16.49   $          9.98

Contracts with total expenses of 1.65%****:
   Net Assets                                    $     3,360,465   $      2,125,919   $        32,292   $        66,757
   Accumulation units outstanding                        331,696            199,630             3,064             6,701
   Unit value of accumulation units              $         10.13   $          10.65   $         10.54   $          9.96

<F1>
* Contracts with total expenses of .25% are offered only through the Alliance Ovation Access product.
<F2>
** Contracts with total expenses of 1.40% are offered only through the Alliance Ovation product.
<F3>
*** Contracts with total expenses of 1.60% are offered only through the Alliance Ovation Advisor and Alliance Ovation Plus products.
<F4>
**** Contracts with total expenses of 1.65% are offered only through the Alliance Ovation Advantage product.

<F5>
(1) Retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2003
                                   (Unaudited)

                                                                                 Net Asset Value         Net Asset
Variable Accounts                                                       Shares         Per Share             Value              Cost
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SERIES TRUST:
   Americas Government Income Portfolio (Class A)                       81,522   $         12.99   $     1,058,975   $     1,044,715
   AllianceBernstein International Value Portfolio (Class A)            34,918             11.71           408,886           329,447
   AllianceBernstein Real Estate Investment Portfolio (Class A)         57,915             14.17           820,661           719,172
   AllianceBernstein Small Cap Value Portfolio (Class A)                83,332             12.37         1,030,812           878,583
   AllianceBernstein Utility Income Portfolio (Class A)                 18,138             13.74           249,213           231,165
   AllianceBernstein Value Portfolio (Class A)                              21              9.88               211               171
   Global Bond Portfolio (Class A)                                      14,657             12.89           188,930           182,632
   Global Dollar Government Portfolio (Class A)                         18,956             13.67           259,126           227,599
   Growth Portfolio (Class A)                                               13             14.49               184               142
   Growth and Income Portfolio (Class A)                                     9             19.52               177               142
   High-Yield Portfolio (Class A)                                      122,434              7.52           920,707           888,708
   International Portfolio (Class A)                                    25,421             11.37           289,038           251,918
   Money Market Portfolio (Class A)                                        142              1.00               142               142
   Premier Growth Portfolio (Class A)                                        8             19.90               168               141
   Quasar Portfolio (Class A)                                           52,793              8.70           459,296           380,738
   Technology Portfolio (Class A)                                           13             13.12               171               141
   Total Return Portfolio (Class A)                                         10             16.60               166               144
   U.S. Government/High Grade Securities Portfolio (Class A)                12             12.49               153               147
   Worldwide Privatization Portfolio (Class A)                           6,442             13.81            88,959            72,988
   Americas Government Income Portfolio (Class B)                      332,725             13.00         4,325,424         4,292,638
   AllianceBernstein International Value Portfolio (Class B)           499,328             11.67         5,827,159         5,496,303
   AllianceBernstein Real Estate Investment Portfolio (Class B)        204,061             14.11         2,879,295         2,641,555
   AllianceBernstein Small Cap Value Portfolio (Class B)               636,851             12.36         7,871,481         7,331,752
   AllianceBernstein Utility Income Portfolio (Class B)                144,215             13.73         1,980,071         1,923,943
   AllianceBernstein Value Portfolio (Class B)                       1,157,988              9.86        11,417,763        10,771,028
   Global Bond Portfolio (Class B)                                     180,091             12.80         2,305,162         2,284,583
   Global Dollar Government Portfolio (Class B)                        157,795             13.66         2,155,481         2,033,355
   Growth Portfolio (Class B)                                          389,872             14.34         5,590,758         5,208,662
   Growth and Income Portfolio (Class B)                             1,237,015             19.37        23,960,989        22,630,187
   High-Yield Portfolio (Class B)                                      682,437              7.52         5,131,929         5,003,802
   International Portfolio (Class B)                                   130,073             11.31         1,471,129         1,387,977
   Money Market Portfolio (Class B)                                  8,830,003              1.00         8,830,003         8,830,003
   Premier Growth Portfolio (Class B)                                  639,461             19.68        12,584,587        12,145,464
   Quasar Portfolio (Class B)                                          385,685              8.63         3,328,462         3,142,557
   Technology Portfolio (Class B)                                      199,073             13.00         2,587,943         2,338,744
   Total Return Portfolio (Class B)                                    918,557             16.54        15,192,934        14,758,568
   U.S. Government/High Grade Securities Portfolio (Class B)         1,008,546             12.40        12,505,971        12,486,933
   Worldwide Privatization Portfolio (Class B)                          43,262             13.78           596,147           549,269
   U.S. Large Cap Blend Series Portfolio (Class B)                     264,946             10.04         2,660,061         2,667,993

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)

                                                                             Alliance-
                                                                Alliance-    Bernstein   Alliance-  Alliance-
                                                  Americas      Bernstein        Real    Bernstein  Bernstein  Alliance-
                                                Government  International      Estate    Small Cap    Utility  Bernstein     Global
                                                    Income          Value  Investment        Value     Income      Value       Bond
                                                 Portfolio      Portfolio   Portfolio    Portfolio  Portfolio  Portfolio  Portfolio
                                                 (Class A)      (Class A)   (Class A)    (Class A)  (Class A)  (Class A)  (Class A)
                                               ------------------------------------------------------------------------------------
Investment income:
   Dividends                                   $    82,610  $       1,205  $   10,703  $     5,057  $   6,486  $       2  $   8,027
                                               ------------------------------------------------------------------------------------
      Total investment income                       82,610          1,205      10,703        5,057      6,486          2      8,027
                                               ------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk charge               (12,508)        (3,158)     (4,852)      (8,280)    (1,863)         0     (1,423)
   Distribution expense charge                      (2,233)          (564)       (866)      (1,478)      (333)         0       (254)
                                               ------------------------------------------------------------------------------------
      Total expenses                               (14,741)        (3,722)     (5,718)      (9,758)    (2,196)         0     (1,677)
                                               ------------------------------------------------------------------------------------
Net investment income (loss)                        67,869         (2,517)      4,985       (4,701)     4,290          2      6,350
                                               ------------------------------------------------------------------------------------
Net realized gains (losses) from securities
 transactions:
   Proceeds from shares sold                     1,149,833         15,990      17,150       41,285      2,514          2      2,898
   Cost of shares sold                          (1,153,100)       (14,680)    (16,251)     (37,076)    (2,478)        (2)    (2,803)
                                               ------------------------------------------------------------------------------------
Net realized gains (losses) from securities
 transactions                                       (3,267)         1,310         899        4,209         36          0         95
Realized gain distributions                              0              0           0       12,064          0          0          0
                                               ------------------------------------------------------------------------------------
Net realized gains (losses)                         (3,267)         1,310         899       16,273         36          0         95
                                               ------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investments:
   Beginning of period                               4,342          7,484         834       15,995      3,189         16      3,826
   End of period                                    14,260         79,439     101,489      152,229     18,048         40      6,298
                                               ------------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                       9,918         71,955     100,655      136,234     14,859         24      2,472
                                               ------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations                                    $    74,520  $      70,748  $  106,539  $   147,806  $  19,185  $      26  $   8,917
                                               ====================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                       Global Dollar             Growth and                                              Premier
                                          Government     Growth      Income  High-Yield  International  Money Market      Growth
                                           Portfolio  Portfolio   Portfolio   Portfolio      Portfolio     Portfolio   Portfolio
                                           (Class A)  (Class A)   (Class A)   (Class A)      (Class A)     (Class A)   (Class A)
                                       -----------------------------------------------------------------------------------------
Investment income:
   Dividends                           $      13,461  $       0  $        2  $   35,682  $         327  $          1  $        0
                                       -----------------------------------------------------------------------------------------
      Total investment income                 13,461          0           2      35,682            327             1           0
                                       -----------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk charge          (2,168)         0           0      (5,311)        (2,354)            0           0
   Distribution expense charge                  (387)         0           0        (949)          (420)            0           0
                                       -----------------------------------------------------------------------------------------
      Total expenses                          (2,555)         0           0      (6,260)        (2,774)            0           0
                                       -----------------------------------------------------------------------------------------
Net investment income (loss)                  10,906          0           2      29,422         (2,447)            1           0
                                       -----------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions:
   Proceeds from shares sold                  49,489          2           2      47,221         13,562             1           1
   Cost of shares sold                       (45,593)        (2)         (2)    (46,045)       (12,547)           (1)         (1)
                                       -----------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions                       3,896          0           0       1,176          1,015             0           0
Realized gain distributions                        0          0           0           0              0             0           0
                                       -----------------------------------------------------------------------------------------
Net realized gains (losses)                    3,896          0           0       1,176          1,015             0           0
                                       -----------------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) of investments:
   Beginning of period                         5,883          9           8       4,243          3,521             0           6
   End of period                              31,527         42          35      31,999         37,120             0          27
                                       -----------------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                25,644         33          27      27,756         33,599             0          21
                                       -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                       $      40,446  $      33  $       29  $   58,354  $      32,167  $          1  $       21
                                       =========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                                               U.S.
                                                                         Government
                                                                              /High                   Americas  AllianceBernstein
                                                                  Total       Grade      Worldwide  Government      Global Dollar
                                          Quasar  Technology     Return  Securities  Privatization      Income      International
                                       Portfolio   Portfolio  Portfolio   Portfolio      Portfolio   Portfolio    Value Portfolio
                                       (Class A)   (Class A)  (Class A)   (Class A)      (Class A)   (Class B)          (Class B)
                                       ------------------------------------------------------------------------------------------
Investment income:
   Dividends                           $       0  $        0  $       4  $        5  $         899  $  143,433  $           5,605
                                       ------------------------------------------------------------------------------------------
      Total investment income                  0           0          4           5            899     143,433              5,605
                                       ------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk charge      (3,413)          0          0           0           (759)    (27,811)           (22,032)
   Distribution expense charge              (609)          0          0           0           (136)     (2,801)            (1,737)
                                       ------------------------------------------------------------------------------------------
      Total expenses                      (4,022)          0          0           0           (895)    (30,612)           (23,769)
                                       ------------------------------------------------------------------------------------------
Net investment income (loss)              (4,022)          0          4           5              4     112,821            (18,164)
                                       ------------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions:
   Proceeds from shares sold              21,581           1          1           1          1,190   2,007,359         21,420,266
   Cost of shares sold                   (19,999)         (1)        (1)         (1)        (1,170) (2,049,305)       (21,132,035)
                                       ------------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions                   1,582           0          0           0             20     (41,946)           288,231
Realized gain distributions                    0           0          0           1              0           0                  0
                                       ------------------------------------------------------------------------------------------
Net realized gains (losses)                1,582           0          0           1             20     (41,946)           288,231
                                       ------------------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) of investments:
   Beginning of period                       362         (10)         8           7          1,405       3,003              3,756
   End of period                          78,558          30         22           6         15,971      32,786            330,856
                                       ------------------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments            78,196          40         14          (1)        14,566      29,783            327,100
                                       ------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                       $  75,756  $       40  $      18  $        5  $      14,590  $  100,658  $         597,167
                                       ==========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                          Alliance-      Alliance-
                                          Bernstein      Bernstein       Alliance-    Alliance-                   Global
                                        Real Estate          Small       Bernstein    Bernstein                   Dollar
                                         Investment      Cap Value  Utility Income        Value  Global Bond  Government     Growth
                                          Portfolio      Portfolio       Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                                          (Class B)      (Class B)       (Class B)    (Class B)    (Class B)   (Class B)  (Class B)
                                       --------------------------------------------------------------------------------------------
Investment income:
   Dividends                           $     22,788   $     17,244  $       24,223  $    44,568  $   148,859  $   63,133  $       0
                                       --------------------------------------------------------------------------------------------
      Total investment income                22,788         17,244          24,223       44,568      148,859      63,133          0
                                       --------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk charge        (10,821)       (33,708)         (7,232)     (58,439)     (11,902)    (11,204)   (24,917)
   Distribution expense charge                 (763)        (1,360)           (420)      (3,291)        (710)       (735)    (1,447)
                                       --------------------------------------------------------------------------------------------
      Total expenses                        (11,584)       (35,068)         (7,652)     (61,730)     (12,612)    (11,939)   (26,364)
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)                 11,204        (17,824)         16,571      (17,162)     136,247      51,194    (26,364)
                                       --------------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions:
   Proceeds from shares sold              1,006,979        353,120          32,228      508,209   16,099,952     393,287    308,448
   Cost of shares sold                     (986,439)      (341,656)        (32,056)    (489,177) (16,135,022)   (390,313)  (307,545)
                                       --------------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions                     20,540         11,464             172       19,032      (35,070)      2,974        903
Realized gain distributions                       0         45,711               0            0            0           0          0
                                       --------------------------------------------------------------------------------------------
Net realized gains (losses)                  20,540         57,175             172       19,032      (35,070)      2,974        903
                                       --------------------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) of investments:
   Beginning of period                        2,094         15,617             762       17,198        2,363       8,855    (21,395)
   End of period                            237,740        539,729          56,128      646,735       20,579     122,126    382,096
                                       --------------------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments              235,646        524,112          55,366      629,537       18,216     113,271    403,491
                                       --------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                       $    267,390   $    563,463  $       72,109  $   631,407  $   119,393  $  167,439  $ 378,030
                                       ============================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)


                                         Growth
                                     and Income  High-Yield  International  Money Market  Premier Growth      Quasar  Technology
                                      Portfolio   Portfolio      Portfolio     Portfolio       Portfolio   Portfolio   Portfolio
                                      (Class B)   (Class B)      (Class B)     (Class B)       (Class B)   (Class B)   (Class B)
                                   ---------------------------------------------------------------------------------------------
Investment income:
   Dividends                       $     98,167  $  149,865  $       1,283  $     14,396  $            0  $        0  $        0
                                   ---------------------------------------------------------------------------------------------
      Total investment income            98,167     149,865          1,283        14,396               0           0           0
                                   ---------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk
    charge                             (109,531)    (23,130)        (8,648)      (68,071)        (58,520)    (12,280)    (11,083)
   Distribution expense charge           (7,375)     (1,630)          (698)       (7,077)         (3,749)       (680)       (831)
                                   ---------------------------------------------------------------------------------------------
      Total expenses                   (116,906)    (24,760)        (9,346)      (75,148)        (62,269)    (12,960)    (11,914)
                                   ---------------------------------------------------------------------------------------------
Net investment income (loss)            (18,739)    125,105         (8,063)      (60,752)        (62,269)    (12,960)    (11,914)
                                   ---------------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions:
   Proceeds from shares sold            772,712   9,473,961     22,445,914    51,433,816       1,340,037   5,758,289     199,616
   Cost of shares sold                 (754,247) (9,451,226)   (22,233,836)  (51,433,816)     (1,294,634) (5,755,549)   (205,219)
                                   ---------------------------------------------------------------------------------------------
Net realized gains (losses) from
 securities transactions                 18,465      22,735        212,078             0          45,403       2,740      (5,603)
Realized gain distributions                   0           0              0             0               0           0           0
                                   ---------------------------------------------------------------------------------------------
Net realized gains (losses)              18,465      22,735        212,078             0          45,403       2,740     (5,603)
                                   ---------------------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) of investments:
   Beginning of period                  (25,276)      2,281          1,211             0         (57,953)       (618)    (12,807)
   End of period                      1,330,802     128,127         83,152             0         439,123     185,905     249,199
                                   ---------------------------------------------------------------------------------------------
Change in net unrealized
 appreciation (depreciation) of
 investments                          1,356,078     125,846         81,941             0         497,076     186,523     262,006
                                   ---------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                   $  1,355,804  $  273,686  $     285,956  $    (60,752) $      480,210  $  176,303  $  244,489
                                   =============================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)


                                                                               U.S.
                                                                    Government/High         Worldwide    U.S. Large Cap
                                                    Total Return   Grade Securities     Privatization      Blend Series
                                                       Portfolio          Portfolio         Portfolio         Portfolio
                                                       (Class B)          (Class B)         (Class B)   (Class B) /(1)/
                                                 ----------------------------------------------------------------------
Investment income:
   Dividends                                     $       198,672   $        176,775   $         2,745   $             0
                                                 ----------------------------------------------------------------------
      Total investment income                            198,672            176,775             2,745                 0
                                                 ----------------------------------------------------------------------
   Mortality and expense risk charge                     (76,805)           (62,397)           (3,305)           (6,751)
   Distribution expense charge                            (6,986)            (4,943)             (273)             (568)
                                                 ----------------------------------------------------------------------
      Total expenses                                     (83,791)           (67,340)           (3,578)           (7,319)
                                                 ----------------------------------------------------------------------
Net investment income (loss)                             114,881            109,435              (833)           (7,319)
                                                 ----------------------------------------------------------------------
Net realized gains (losses) from securities
 transactions:
   Proceeds from shares sold                           7,815,859          9,110,375        10,370,472            17,854
   Cost of shares sold                                (7,718,086)        (9,143,819)      (10,292,643)          (17,540)
                                                 ----------------------------------------------------------------------
Net realized gains (losses) from securities
 transactions                                             97,773            (33,444)           77,829               314
Realized gain distributions                                    0             49,159                 0                 0
                                                 ----------------------------------------------------------------------
Net realized gains (losses)                               97,773             15,715            77,829               314
                                                 ----------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
   Beginning of period                                    10,732             22,266             2,133                 0
   End of period                                         434,366             19,038            46,878            (7,932)
                                                 ----------------------------------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                         423,634             (3,228)           44,745            (7,932)
                                                 ----------------------------------------------------------------------
Increase (decrease) in net assets from
operations                                       $       636,288   $        121,922   $       121,741   $       (14,937)
                                                 ======================================================================

(1) For the period from May 1, 2003 (inception) to September 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)

                                                     Americas   AllianceBernstein   AllianceBernstein
                                                   Government       International         Real Estate   AllianceBernstein
                                                       Income               Value          Investment     Small Cap Value
                                                    Portfolio           Portfolio           Portfolio           Portfolio
                                                    (Class A)           (Class A)           (Class A)           (Class A)
                                                 ------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                  $     67,869   $          (2,517)  $           4,985   $          (4,701)
   Net realized gains (losses) from securities
    transactions                                       (3,267)              1,310                 899              16,273
   Change in net unrealized appreciation
    (depreciation) of investments                       9,918              71,955             100,655             136,234
                                                 ------------------------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                         74,520              70,748             106,539             147,806
                                                 ------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                     1,422,860              27,517              47,532              85,233
   Cost of units redeemed                             (15,738)             (7,574)             (9,407)            (17,850)
   Optional enhanced death benefits                    (3,116)               (481)               (700)             (1,019)
   Net transfers                                     (763,296)            144,699             393,909             268,583
                                                 ------------------------------------------------------------------------
   Increase in net assets from capital
    transactions                                      640,710             164,161             431,334             334,947
                                                 ------------------------------------------------------------------------
Increase in net assets                                715,230             234,909             537,873             482,753
Net assets at beginning of period                     343,745             173,977             282,788             548,059
                                                 ------------------------------------------------------------------------
Net assets at end of period                      $  1,058,975   $         408,886   $         820,661   $       1,030,812
                                                 ========================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                               0                   0                   0                   0
   Units redeemed                                           0                   0                   0                   0
   Units transferred                                        0                   0                   0                   0
                                                 ------------------------------------------------------------------------
Increase in units outstanding                               0                   0                   0                   0
Beginning units                                            14                  17                  17                  17
                                                 ------------------------------------------------------------------------
Ending units                                               14                  17                  17                  17
                                                 ========================================================================
Contracts with total expenses of 1.40% :
   Units sold                                               0                   0                   0                   0
   Units redeemed                                           0                   0                   0                   0
   Units transferred                                        0                   0                   0                   0
                                                 ------------------------------------------------------------------------
Increase in units outstanding                               0                   0                   0                   0
Beginning units                                             0                   0                   0                   0
                                                 ------------------------------------------------------------------------
Ending units                                                0                   0                   0                   0
                                                 ========================================================================
Contracts with total expenses of 1.60% :
   Units sold                                               0                   0                   0                   0
   Units redeemed                                           0                   0                   0                   0
   Units transferred                                        0                   0                   0                   0
                                                 ------------------------------------------------------------------------
Increase in units outstanding                               0                   0                   0                   0
Beginning units                                             0                   0                   0                   0
                                                 ------------------------------------------------------------------------
Ending units                                                0                   0                   0                   0
                                                 ========================================================================
Contracts with total expenses of 1.65% :
   Units sold                                         131,962               3,284               5,035               9,619
   Units redeemed                                      (1,658)               (934)             (1,011)             (2,076)
   Units transferred                                  (68,826)             16,539              36,528              29,917
                                                 ------------------------------------------------------------------------
Increase in units outstanding                          61,478              18,889              40,552              37,460
Beginning units                                        32,182              21,132              30,588              64,680
                                                 ------------------------------------------------------------------------
Ending units                                           93,660              40,021              71,140             102,140
                                                 ========================================================================

                                                 AllianceBernstein   AllianceBernstein                     Global Dollar
                                                    Utility Income               Value     Global Bond        Government
                                                         Portfolio           Portfolio       Portfolio         Portfolio
                                                         (Class A)           (Class A)       (Class A)         (Class A)
                                                 -----------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                  $           4,290   $               2   $       6,350   $        10,906
   Net realized gains (losses) from securities
    transactions                                                36                   0              95             3,896
   Change in net unrealized appreciation
    (depreciation) of investments                           14,859                  24           2,472            25,644
                                                 -----------------------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                              19,185                  26           8,917            40,446
                                                 -----------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                             25,833                   0               0           151,222
   Cost of units redeemed                                     (162)                 (2)           (927)             (235)
   Optional enhanced death benefits                           (281)                  0            (172)             (410)
   Net transfers                                            92,492                   0          88,434             3,071
                                                 -----------------------------------------------------------------------
   Increase in net assets from capital
    transactions                                           117,882                  (2)         87,335           153,648
                                                 -----------------------------------------------------------------------
Increase in net assets                                     137,067                  24          96,252           194,094
Net assets at beginning of period                          112,146                 187          92,678            65,032
                                                 -----------------------------------------------------------------------
Net assets at end of period                      $         249,213   $             211   $     188,930   $       259,126
                                                 =======================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                                    0                   0               0                 0
   Units redeemed                                                0                   0               0                 0
   Units transferred                                             0                   0               0                 0
                                                 -----------------------------------------------------------------------
Increase in units outstanding                                    0                   0               0                 0
Beginning units                                                 17                  17              14                14
                                                 -----------------------------------------------------------------------
Ending units                                                    17                  17              14                14
                                                 =======================================================================
Contracts with total expenses of 1.40% :
   Units sold                                                    0                   0               0                 0
   Units redeemed                                                0                   0               0                 0
   Units transferred                                             0                   0               0                 0
                                                 -----------------------------------------------------------------------
Increase in units outstanding                                    0                   0               0                 0
Beginning units                                                  0                   0               0                 0
                                                 -----------------------------------------------------------------------
Ending units                                                     0                   0               0                 0
                                                 =======================================================================
Contracts with total expenses of 1.60% :
   Units sold                                                    0                   0               0                 0
   Units redeemed                                                0                   0               0                 0
   Units transferred                                             0                   0               0                 0
                                                 -----------------------------------------------------------------------
Increase in units outstanding                                    0                   0               0                 0
Beginning units                                                  0                   0               0                 0
                                                 -----------------------------------------------------------------------
Ending units                                                     0                   0               0                 0
                                                 =======================================================================
Contracts with total expenses of 1.65% :
   Units sold                                                2,860                   0               0            13,384
   Units redeemed                                              (47)                  0             (93)              (52)
   Units transferred                                        10,176                   0           7,706               361
                                                 -----------------------------------------------------------------------
Increase in units outstanding                               12,989                   0           7,613            13,693
Beginning units                                             12,445                   0           8,368             6,171
                                                 -----------------------------------------------------------------------
Ending units                                                25,434                   0          15,981            19,864
                                                 =======================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                    Growth   Growth and Income   High-Yield   International
                                                 Portfolio           Portfolio    Portfolio       Portfolio
                                                 (Class A)           (Class A)    (Class A)       (Class A)
                                                 ----------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                  $       0   $               2   $   29,422   $      (2,447)
   Net realized gains (losses) from securities
    transactions                                         0                   0        1,176           1,015
   Change in net unrealized appreciation
    (depreciation) of investments                       33                  27       27,756          33,599
                                                 ----------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                          33                  29       58,354          32,167
                                                 ----------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                          2                  (1)     138,943           5,329
   Cost of units redeemed                               (2)                 (2)      (1,904)         (1,612)
   Optional enhanced death benefits                      0                   0       (1,365)           (220)
   Net transfers                                         0                   0      616,650          72,699
                                                 ----------------------------------------------------------
   Increase in net assets from capital
    transactions                                         0                  (3)     752,324          76,196
                                                 ----------------------------------------------------------
Increase in net assets                                  33                  26      810,678         108,363
Net assets at beginning of period                      151                 151      110,029         180,675
                                                 ----------------------------------------------------------
Net assets at end of period                      $     184   $             177   $  920,707   $     289,038
                                                 ==========================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                            0                   0            0               0
   Units redeemed                                        0                   0            0               0
   Units transferred                                     0                   0            0               0
                                                 ----------------------------------------------------------
Increase in units outstanding                            0                   0            0               0
Beginning units                                         14                  14           14              14
                                                 ----------------------------------------------------------
Ending units                                            14                  14           14              14
                                                 ==========================================================
Contracts with total expenses of 1.40% :
   Units sold                                            0                   0            0               0
   Units redeemed                                        0                   0            0               0
   Units transferred                                     0                   0            0               0
                                                 ----------------------------------------------------------
Increase in units outstanding                            0                   0            0               0
Beginning units                                          0                   0            0               0
                                                 ----------------------------------------------------------
Ending units                                             0                   0            0               0
                                                 ==========================================================
Contracts with total expenses of 1.60% :
   Units sold                                            0                   0            0               0
   Units redeemed                                        0                   0            0               0
   Units transferred                                     0                   0            0               0
                                                 ----------------------------------------------------------
Increase in units outstanding                            0                   0            0               0
Beginning units                                          0                   0            0               0
                                                 ----------------------------------------------------------
Ending units                                             0                   0            0               0
                                                 ==========================================================
Contracts with total expenses of 1.65% :
   Units sold                                            0                   0       13,740             640
   Units redeemed                                        0                   0         (303)           (209)
   Units transferred                                     0                   0       57,981           8,477
                                                 ----------------------------------------------------------
Increase in units outstanding                            0                   0       71,418           8,908
Beginning units                                          0                   0       11,363          21,802
                                                 ----------------------------------------------------------
Ending units                                             0                   0       82,781          30,710
                                                 ==========================================================

                                                Money Market   Premier Growth        Quasar     Technology
                                                   Portfolio        Portfolio     Portfolio      Portfolio
                                                   (Class A)        (Class A)     (Class A)      (Class A)
                                                ----------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
  Net investment income (loss)                  $          1   $            0   $    (4,022)  $          0
  Net realized gains (losses) from securities
   transactions                                            0                0         1,582              0
   Change in net unrealized appreciation
    (depreciation) of investments                          0               21        78,196             40
                                                ----------------------------------------------------------
  Increase (decrease) in net assets from
   operations                                              1               21        75,756             40
                                                ----------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                            (1)              (1)       11,691              0
  Cost of units redeemed                                  (1)              (1)      (13,553)            (1)
  Optional enhanced death benefits                         0                0          (526)             0
  Net transfers                                            0                0       158,278              0
                                                ----------------------------------------------------------
  Increase in net assets from capital
   transactions                                           (2)              (2)      155,890             (1)
                                                ----------------------------------------------------------
Increase in net assets                                    (1)              19       231,646             39
Net assets at beginning of period                        143              149       227,650            132
                                                ----------------------------------------------------------
Net assets at end of period                     $        142   $          168   $   459,296   $        171
                                                ==========================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
  Units sold                                               0                0             0              0
  Units redeemed                                           0                0             0              0
  Units transferred                                        0                0             0              0
                                                ----------------------------------------------------------
Increase in units outstanding                              0                0             0              0
Beginning units                                           14               14            14             14
                                                ----------------------------------------------------------
Ending units                                              14               14            14             14
                                                ==========================================================
Contracts with total expenses of 1.40% :
  Units sold                                               0                0             0              0
  Units redeemed                                           0                0             0              0
  Units transferred                                        0                0             0              0
                                                ----------------------------------------------------------
Increase in units outstanding                              0                0             0              0
Beginning units                                            0                0             0              0
                                                ----------------------------------------------------------
Ending units                                               0                0             0              0
                                                ==========================================================
Contracts with total expenses of 1.60% :
  Units sold                                               0                0             0              0
  Units redeemed                                           0                0             0              0
  Units transferred                                        0                0             0              0
                                                ----------------------------------------------------------
Increase in units outstanding                              0                0             0              0
Beginning units                                            0                0             0              0
                                                ----------------------------------------------------------
Ending units                                               0                0             0              0
                                                ==========================================================
Contracts with total expenses of 1.65% :
  Units sold                                               0                0         1,577              0
  Units redeemed                                           0                0        (1,727)             0
  Units transferred                                        0                0        18,098              0
                                                ----------------------------------------------------------
Increase in units outstanding                              0                0        17,948              0
Beginning units                                            0                0        29,720              0
                                                ----------------------------------------------------------
Ending units                                               0                0        47,668              0
                                                ==========================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                                               U.S.                            Americas
                                                                    Government/High         Worldwide        Government
                                                    Total Return   Grade Securities     Privatization            Income
                                                       Portfolio          Portfolio         Portfolio         Portfolio
                                                       (Class A)          (Class A)         (Class A)         (Class B)
                                                    -------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)
   Net realized gains (losses) from securities      $          4   $              5   $             4   $       112,821
    transactions                                               0                  1                20           (41,946)
   Change in net unrealized appreciation
    (depreciation) of investments                             14                 (1)           14,566            29,783
                                                    -------------------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                                18                  5            14,590           100,658
                                                    -------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                               (1)                 0             1,062         3,499,679
   Cost of units redeemed                                     (1)                (1)             (181)         (200,270)
   Optional enhanced death benefits                            0                  0              (109)           (4,179)
   Net transfers                                               0                  0            14,474           693,882
                                                    -------------------------------------------------------------------
   Increase in net assets from capital
    transactions                                              (2)                (1)           15,246         3,989,112
                                                    -------------------------------------------------------------------
Increase in net assets                                        16                  4            29,836         4,089,770
Net assets at beginning of period                            150                149            59,123           235,654
                                                    -------------------------------------------------------------------
Net assets at end of period                         $        166   $            153   $        88,959   $     4,325,424
                                                    ===================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                                  0                  0                 0                 0
   Units redeemed                                              0                  0                 0                 0
   Units transferred                                           0                  0                 0                 0
                                                    -------------------------------------------------------------------
Increase in units outstanding                                  0                  0                 0                 0
Beginning units                                               14                 14                14                 0
                                                    -------------------------------------------------------------------
Ending units                                                  14                 14                14                 0
                                                    ===================================================================
Contracts with total expenses of 1.40% :
   Units sold                                                  0                  0                 0            28,687
   Units redeemed                                              0                  0                 0            (6,987)
   Units transferred                                           0                  0                 0            62,109
                                                    -------------------------------------------------------------------
Increase in units outstanding                                  0                  0                 0            83,809
Beginning units                                                0                  0                 0             8,865
                                                    -------------------------------------------------------------------
Ending units                                                   0                  0                 0            92,674
                                                    ===================================================================
Contracts with total expenses of 1.60% :
   Units sold                                                  0                  0                 0           119,497
   Units redeemed                                              0                  0                 0            (3,685)
   Units transferred                                           0                  0                 0           (15,887)
                                                    -------------------------------------------------------------------
Increase in units outstanding                                  0                  0                 0            99,925
Beginning units                                                0                  0                 0             4,124
                                                    -------------------------------------------------------------------
Ending units                                                   0                  0                 0           104,049
                                                    ===================================================================
Contracts with total expenses of 1.65% :
   Units sold                                                  0                  0               119            66,042
   Units redeemed                                              0                  0               (31)             (359)
   Units transferred                                           0                  0             1,599           (17,350)
                                                    -------------------------------------------------------------------
Increase in units outstanding                                  0                  0             1,687            48,333
Beginning units                                                0                  0             6,689                 0
                                                    -------------------------------------------------------------------
Ending units                                                   0                  0             8,376            48,333
                                                    ===================================================================

                 See accompanying notes to financial statements.

                                                    AllianceBernstein   AllianceBernstein
                                                        International         Real Estate   AllianceBernstein  AllianceBernstein
                                                                Value          Investment     Small Cap Value     Utility Income
                                                            Portfolio           Portfolio           Portfolio          Portfolio
                                                            (Class B)           (Class B)           (Class B)          (Class B)
                                                    ----------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)
   Net realized gains (losses) from securities      $         (18,164)  $          11,204   $         (17,824)  $         16,571
    transactions                                              288,231              20,540              57,175                172
   Change in net unrealized appreciation
    (depreciation) of investments                             327,100             235,646             524,112             55,366
                                                    ----------------------------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                                597,167             267,390             563,463             72,109
                                                    ----------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                             2,284,741           1,177,952           3,825,132          1,183,816
   Cost of units redeemed                                    (125,508)           (559,937)           (194,970)           (16,405)
   Optional enhanced death benefits                            (3,454)             (1,634)             (6,250)              (859)
   Net transfers                                            2,760,973           1,840,414           3,015,027            702,090
                                                    ----------------------------------------------------------------------------
   Increase in net assets from capital
    transactions                                            4,916,752           2,456,795           6,638,939          1,868,642
                                                    ----------------------------------------------------------------------------
Increase in net assets                                      5,513,919           2,724,185           7,202,402          1,940,751
Net assets at beginning of period                             313,240             155,110             669,079             39,320
                                                    ----------------------------------------------------------------------------
Net assets at end of period                         $       5,827,159   $       2,879,295   $       7,871,481   $      1,980,071
                                                    ============================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                                       0                   0                   0                  0
   Units redeemed                                                   0                   0                   0                  0
   Units transferred                                                0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                       0                   0                   0                  0
Beginning units                                                     0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Ending units                                                        0                   0                   0                  0
                                                    ============================================================================
Contracts with total expenses of 1.40% :
   Units sold                                                  92,434              35,748             194,279             44,245
   Units redeemed                                             (11,793)             (4,987)            (17,403)              (358)
   Units transferred                                          138,094              41,117             224,919             36,181
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 218,735              71,878             401,795             80,068
Beginning units                                                13,445              10,556              57,332              1,894
                                                    ----------------------------------------------------------------------------
Ending units                                                  232,180              82,434             459,127             81,962
                                                    ============================================================================
Contracts with total expenses of 1.60% :
   Units sold                                                  92,973              34,498             107,272             21,187
   Units redeemed                                              (1,099)            (35,227)               (478)              (768)
   Units transferred                                          133,345              76,908              33,234              8,906
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 225,219              76,179             140,028             29,325
Beginning units                                                20,983               1,871               8,332                838
                                                    ----------------------------------------------------------------------------
Ending units                                                  246,202              78,050             148,360             30,163
                                                    ============================================================================
Contracts with total expenses of 1.65% :
   Units sold                                                  40,812              16,534              42,481             20,314
   Units redeemed                                                 (41)                (86)                (50)                (6)
   Units transferred                                            1,626              16,555               6,951              2,390
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                  42,397              33,003              49,382             22,698
Beginning units                                                     0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Ending units                                                   42,397              33,003              49,382             22,698
                                                    ============================================================================

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                   (Unaudited)
                                   (Continued)

                                                    AllianceBernstein                           Global Dollar
                                                                Value         Global Bond          Government             Growth
                                                            Portfolio           Portfolio           Portfolio          Portfolio
                                                            (Class B)           (Class B)            (Class B)         (Class B)
                                                    ----------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                     $         (17,162)  $         136,247   $          51,194   $        (26,364)
   Net realized gains (losses) from securities
    transactions                                               19,032             (35,070)              2,974                903
   Change in net unrealized appreciation
    (depreciation) of investments                             629,537              18,216             113,271            403,491
                                                    ----------------------------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                                631,407             119,393             167,439            378,030
                                                    ----------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                             4,881,998           1,210,306           1,325,464          3,036,742
   Cost of units redeemed                                    (266,482)         (1,668,080)            (20,038)          (199,956)
   Optional enhanced death benefits                            (8,225)             (1,201)             (1,458)            (3,427)
   Net transfers                                            4,001,798           2,230,431             458,247          1,791,547
                                                    ----------------------------------------------------------------------------
   Increase in net assets from capital
    transactions                                            8,609,089           1,771,456           1,762,215          4,624,906
                                                    ----------------------------------------------------------------------------
Increase in net assets                                      9,240,496           1,890,849           1,929,654          5,002,936
Net assets at beginning of period                           2,177,267             414,313             225,827            587,822
                                                    ----------------------------------------------------------------------------
Net assets at end of period                         $      11,417,763   $       2,305,162   $       2,155,481   $      5,590,758
                                                    ============================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                                       0                   0                   0                  0
   Units redeemed                                                   0                   0                   0                  0
   Units transferred                                                0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                       0                   0                   0                  0
Beginning units                                                     0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Ending units                                                        0                   0                   0                  0
                                                    ============================================================================
Contracts with total expenses of 1.40% :
   Units sold                                                 314,468              42,151              20,441            107,750
   Units redeemed                                             (17,399)             (2,450)               (179)           (10,541)
   Units transferred                                          279,863              53,926              19,595             75,367
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 576,932              93,627              39,857            172,576
Beginning units                                               177,927               4,081               7,896             21,284
                                                    ----------------------------------------------------------------------------
Ending units                                                  754,859              97,708              47,753            193,860
                                                    ============================================================================
Contracts with total expenses of 1.60% :
   Units sold                                                 154,189              32,410              28,774             41,176
   Units redeemed                                                (441)            (97,229)               (648)              (671)
   Units transferred                                          109,884              78,780              (2,022)             7,314
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 263,632              13,961              26,104             47,819
Beginning units                                                15,443              22,924               2,590                626
                                                    ----------------------------------------------------------------------------
Ending units                                                  279,075              36,885              28,694             48,445
                                                    ============================================================================
Contracts with total expenses of 1.65% :
   Units sold                                                  66,180               2,762               7,533             28,290
   Units redeemed                                             (13,998)                 (3)                 (5)              (697)
   Units transferred                                           42,103               5,551               1,093             22,323
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                  94,285               8,310               8,621             49,916
Beginning units                                                60,980                   0                   0             27,829
                                                    ----------------------------------------------------------------------------
Ending units                                                  155,265               8,310               8,621             77,745
                                                    ============================================================================

                 See accompanying notes to financial statements.

                                                    Growth and Income          High-Yield       International       Money Market
                                                            Portfolio           Portfolio           Portfolio          Portfolio
                                                            (Class B)           (Class B)           (Class B)          (Class B)
                                                    ----------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                     $         (18,739)  $         125,105   $          (8,063)  $        (60,752)
   Net realized gains (losses) from securities
    transactions                                               18,465              22,735             212,078                  0
   Change in net unrealized appreciation
    (depreciation) of investments                           1,356,078             125,846              81,941                  0
                                                    ----------------------------------------------------------------------------
   Increase (decrease) in net assets from
    operations                                              1,355,804             273,686             285,956            (60,752)
                                                    ----------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold                            11,770,297           2,896,987           1,124,404         16,035,281
   Cost of units redeemed                                    (528,482)         (1,152,477)             (1,840)        (2,315,117)
   Optional enhanced death benefits                           (17,922)             (3,167)               (918)            (3,776)
   Net transfers                                            9,269,563           2,750,749             (72,894)        (6,864,808)
                                                    ----------------------------------------------------------------------------
   Increase in net assets from capital
    transactions                                           20,493,456           4,492,092           1,048,752          6,851,580
                                                    ----------------------------------------------------------------------------
Increase in net assets                                     21,849,260           4,765,778           1,334,708          6,790,828
Net assets at beginning of period                           2,111,729             366,151             136,421          2,039,175
                                                    ----------------------------------------------------------------------------
Net assets at end of period                         $      23,960,989   $       5,131,929   $       1,471,129   $      8,830,003
                                                    ============================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
   Units sold                                                       0                   0                   0                  0
   Units redeemed                                                   0                   0                   0                  0
   Units transferred                                                0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                       0                   0                   0                  0
Beginning units                                                     0                   0                   0                  0
                                                    ----------------------------------------------------------------------------
Ending units                                                        0                   0                   0                  0
                                                    ============================================================================
Contracts with total expenses of 1.40% :
   Units sold                                                 260,284             108,143              62,695             79,823
   Units redeemed                                             (11,448)             (4,707)               (219)            (6,905)
   Units transferred                                          170,045             150,321              21,236            117,895
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 418,881             253,757              83,712            190,813
Beginning units                                                32,240              32,777               4,607             62,727
                                                    ----------------------------------------------------------------------------
Ending units                                                  451,121             286,534              88,319            253,540
                                                    ============================================================================
Contracts with total expenses of 1.60% :
   Units sold                                                  94,334             164,268              41,293          1,113,096
   Units redeemed                                              (1,803)           (118,343)                (46)          (176,517)
   Units transferred                                           61,298             127,192             (10,422)          (669,521)
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 153,829             173,117              30,825            267,058
Beginning units                                                 3,366              10,233               9,522             82,799
                                                    ----------------------------------------------------------------------------
Ending units                                                  157,195             183,350              40,347            349,857
                                                    ============================================================================
Contracts with total expenses of 1.65% :
   Units sold                                                 139,282              30,502               7,334             94,121
   Units redeemed                                             (17,887)               (126)                 (3)              (183)
   Units transferred                                          240,041              18,126                (697)            10,465
                                                    ----------------------------------------------------------------------------
Increase in units outstanding                                 361,436              48,502               6,634            104,403
Beginning units                                               139,185                   0                   0             18,284
                                                    ----------------------------------------------------------------------------
Ending units                                                  500,621              48,502               6,634            122,687
                                                    ============================================================================

                         VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2003
                                  (Unaudited)
                                  (Continued)

                                                                                               U.S.
                                                                                        Government/                         U.S.
                                      Premier                                            High Grade     Worldwide     Large Cap
                                       Growth       Quasar   Technology  Total Return    Securities  Privatization  Blend Series
                                    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                    (Class B)    (Class B)    (Class B)     (Class B)     (Class B)      (Class B)  (Class B)/(1)/
                                 -------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
   Net investment income (loss)  $    (62,269) $   (12,960) $   (11,914) $    114,881  $    109,435  $        (833) $       (7,319)
   Net realized gains (losses)
    from securities transactions       45,403        2,740       (5,603)       97,773        15,715         77,829             314
   Change in net unrealized
    appreciation (depreciation)
    of investments                    497,076      186,523      262,006       423,634        (3,228)        44,745          (7,932)
                                 -------------------------------------------------------------------------------------------------
   Increase (decrease) in net
    assets from operations            480,210      176,303      244,489       636,288       121,922        121,741         (14,937)
                                 -------------------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold     5,400,863    2,122,341    1,261,371     7,305,655     4,231,555        485,397       1,451,431
   Cost of units redeemed            (305,652)    (147,480)    (112,942)     (382,268)     (417,176)       (43,550)         (3,750)
   Optional enhanced death
    benefits                          (10,464)      (2,163)      (1,824)      (11,758)       (8,587)          (349)         (1,150)
   Net transfers                    5,740,446    1,024,277      963,608     5,825,703     7,088,234       (136,622)      1,228,467
                                 -------------------------------------------------------------------------------------------------
   Increase in net assets from
    capital transactions           10,825,193    2,996,975    2,110,213    12,737,332    10,894,026        304,876       2,674,998
                                 -------------------------------------------------------------------------------------------------
Increase in net assets             11,305,403    3,173,278    2,354,702    13,373,620    11,015,948        426,617       2,660,061
Net assets at beginning of
 period                             1,279,184      155,184      233,241     1,819,314     1,490,023        169,530               0
                                 -------------------------------------------------------------------------------------------------
Net assets at end of period      $ 12,584,587  $ 3,328,462  $ 2,587,943  $ 15,192,934  $ 12,505,971  $     596,147  $    2,660,061
                                 =================================================================================================
ANALYSIS OF INCREASE IN UNITS
 OUTSTANDING:
Contracts with total expenses
 of .25% :
   Units sold                               0            0            0             0             0              0              15
   Units redeemed                           0            0            0             0             0              0               0
   Units transferred                        0            0            0             0             0              0               0
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding               0            0            0             0             0              0              15
Beginning units                             0            0            0             0             0              0               0
                                 -------------------------------------------------------------------------------------------------
Ending units                                0            0            0             0             0              0              15
                                 =================================================================================================
Contracts with total expenses
 of 1.40% :
   Units sold                         135,589       88,580       55,209       169,166       119,440         15,078          56,218
   Units redeemed                     (12,524)     (18,893)      (9,829)      (12,173)      (19,690)        (3,219)           (414)
   Units transferred                  153,743      112,677       39,075       180,643       281,490          4,038          73,926
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding         276,808      182,364       84,455       337,636       381,240         15,897         129,730
Beginning units                        38,807       19,691       14,426        20,172        18,727          5,663               0
                                 -------------------------------------------------------------------------------------------------
Ending units                          315,615      202,055       98,881       357,808       399,967         21,560         129,730
                                 =================================================================================================
Contracts with total expenses
 of 1.60% :
   Units sold                          79,221      120,463       39,848       136,412        96,476         17,061          83,842
   Units redeemed                        (908)        (652)         (95)         (921)       (5,384)           (28)            (60)
   Units transferred                   74,942        8,246       26,366        67,984       149,678        (11,306)         46,251
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding         153,255      128,057       66,119       203,475       240,770          5,727         130,033
Beginning units                         6,518        1,991           93         6,016        31,337          6,505               0
                                 -------------------------------------------------------------------------------------------------
Ending units                          159,773      130,048       66,212       209,491       272,107         12,232         130,033
                                 =================================================================================================
Contracts with total expenses
 of 1.65% :
   Units sold                          83,557       34,607       12,202       113,599        87,141          1,236           4,706
   Units redeemed                      (2,614)         (25)        (144)      (13,623)       (4,082)            (4)            (11)
   Units transferred                   73,810          485       17,102        88,567        46,679          1,832           2,006
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding         154,753       35,067       29,160       188,543       129,738          3,064           6,701
Beginning units                        45,019            0       11,196       143,153        69,892              0               0
                                 -------------------------------------------------------------------------------------------------
Ending units                          199,772       35,067       40,356       331,696       199,630          3,064           6,701
                                 =================================================================================================

<F1>
(1) For the period from May 1, 2003 (inception) to September 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2002
                                   (Unaudited)

                                                                                               AllianceBernstein
                                                                Americas    AllianceBernstein        Real Estate  AllianceBernstein
                                                       Government Income  International Value         Investment    Small Cap Value
                                                               Portfolio            Portfolio          Portfolio          Portfolio
                                                            (Class A)(3)         (Class A)(3)       (Class A)(3)       (Class A)(3)
                                                        ---------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                       $            (21)    $            (32)   $          (164)  $           (271)
     Net realized gains (losses) from securities
     transactions                                                     (1)                  (1)               (25)                (3)
     Change in net unrealized appreciation
     (depreciation) of investments                                   154               (2,692)            (2,268)           (19,975)
                                                        ---------------------------------------------------------------------------
     Increase (decrease) in net assets from operations               132               (2,725)            (2,457)           (20,249)
                                                        ---------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 11,785               49,472             62,208            172,007
     Cost of units redeemed                                            0                   (1)               (10)               (12)
     Optional enhanced death benefits                                 (6)                  (1)               (10)               (15)
     Net transfers                                                27,164                3,323             56,245             78,647
                                                        ---------------------------------------------------------------------------
     Increase in net assets from capital transactions             38,943               52,793            118,433            250,627
                                                        ---------------------------------------------------------------------------

Increase in net assets                                            39,075               50,068            115,976            230,378
Net assets at beginning of period                                      0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Net assets at end of period                             $         39,075               50,068            115,976            230,378
                                                        ===========================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                       14                   17                 17                 17
     Units redeemed                                                    0                    0                  0                  0
     Units transferred                                                 0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Increase in units outstanding                                         14                   17                 17                 17
Beginning units                                                        0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Ending units                                                          14                   17                 17                 17
                                                        ===========================================================================

Contracts with total expenses of 1.40% :
     Units sold                                                        0                    0                  0                  0
     Units redeemed                                                    0                    0                  0                  0
     Units transferred                                                 0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Increase in units outstanding                                          0                    0                  0                  0
Beginning units                                                        0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Ending units                                                           0                    0                  0                  0
                                                        ===========================================================================

Contracts with total expenses of 1.60% :
     Units sold                                                        0                    0                  0                  0
     Units redeemed                                                    0                    0                  0                  0
     Units transferred                                                 0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Increase in units outstanding                                          0                    0                  0                  0
Beginning units                                                        0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Ending units                                                           0                    0                  0                  0
                                                        ===========================================================================

Contracts with total expenses of 1.65% :
     Units sold                                                    1,106                6,317              6,539             20,935
     Units redeemed                                                  (1)                    0                 (2)                (3)
     Units transferred                                             2,582                  387              5,967              9,155
                                                        ---------------------------------------------------------------------------
Increase in units outstanding                                      3,687                6,704             12,504             30,087
Beginning units                                                        0                    0                  0                  0
                                                        ---------------------------------------------------------------------------
Ending units                                                       3,687                6,704             12,504             30,087
                                                        ===========================================================================
                                                         AllianceBernstein   AllianceBernstein                        Global Dollar
                                                            Utility Income               Value       Global Bond         Government
                                                                 Portfolio           Portfolio         Portfolio          Portfolio
                                                              (Class A)(3)      (Class A)(1)**      (Class A)(3)       (Class A)(3)
                                                          -------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                         $            (28)   $              0   $           (55)   $           (40)
     Net realized gains (losses) from securities
     transactions                                                       (1)                  0                 8                 (1)
     Change in net unrealized appreciation
     (depreciation) of investments                                  (1,996)                 (1)              294               (558)
                                                          -------------------------------------------------------------------------
     Increase (decrease) in net assets from operations              (2,025)                 (1)              247               (599)
                                                          -------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                   38,574                 171               285                697
     Cost of units redeemed                                              0                   0                (4)                (4)
     Optional enhanced death benefits                                   (1)                  0                (4)                (4)
     Net transfers                                                   3,341                   0            29,479             25,255
                                                          -------------------------------------------------------------------------
     Increase in net assets from capital transactions               41,914                 171            29,756             25,944
                                                          -------------------------------------------------------------------------

Increase in net assets                                              39,889                 170            30,003             25,345
Net assets at beginning of period                                        0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Net assets at end of period                                         39,889                 170            30,003             25,345
                                                          =========================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                         17                  17                14                 14
     Units redeemed                                                      0                   0                 0                  0
     Units transferred                                                   0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Increase in units outstanding                                           17                  17                14                 14
Beginning units                                                          0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Ending units                                                            17                  17                14                 14
                                                          =========================================================================

Contracts with total expenses of 1.40% :
     Units sold                                                          0                   0                 0                  0
     Units redeemed                                                      0                   0                 0                  0
     Units transferred                                                   0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Increase in units outstanding                                            0                   0                 0                  0
Beginning units                                                          0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Ending units                                                             0                   0                 0                  0
                                                          =========================================================================

Contracts with total expenses of 1.60% :
     Units sold                                                          0                   0                 0                  0
     Units redeemed                                                      0                   0                 0                  0
     Units transferred                                                   0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Increase in units outstanding                                            0                   0                 0                  0
Beginning units                                                          0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Ending units                                                             0                   0                 0                  0
                                                          =========================================================================

Contracts with total expenses of 1.65% :
     Units sold                                                      4,321                   0                14                 59
     Units redeemed                                                      0                   0                (1)                (1)
     Units transferred                                                 382                   0             2,778              2,705
                                                          -------------------------------------------------------------------------
Increase in units outstanding                                        4,703                   0             2,791              2,763
Beginning units                                                          0                   0                 0                  0
                                                          -------------------------------------------------------------------------
Ending units                                                         4,703                   0             2,791              2,763
                                                          ========================================================================

(1) For the period from August 6, 2002 (inception) to September 30, 2002.
(3) For the period from June 3, 2002 (inception) to September 30, 2002.
** Increase (decrease) relates to net assets retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2002
                                   (Unaudited)
                                   (Continued)

                                                                          Growth  Growth and Income      High-Yield   International
                                                                       Portfolio          Portfolio       Portfolio       Portfolio
                                                                  (Class A)(1)**     (Class A)(1)**    (Class A)(3)    (Class A)(3)
                                                                  -----------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $            0  $               0    $         (4)  $        (140)
     Net realized gains (losses) from securities transactions                  0                  0               0              (2)
     Change in net unrealized appreciation (depreciation) of
     investments                                                               7                 (4)            (34)         (9,168)
                                                                  -----------------------------------------------------------------
     Increase (decrease) in net assets from operations                         7                 (4)            (38)         (9,310)
                                                                  -----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                            143                143          13,047          36,078
     Cost of units redeemed                                                   (1)                (1)             (2)             (8)
     Optional enhanced death benefits                                          0                  0              (1)             (9)
     Net transfers                                                             0                  0           4,471          61,373
                                                                  -----------------------------------------------------------------
     Increase in net assets from capital transactions                        142                142          17,515          97,434
                                                                  -----------------------------------------------------------------
Increase in net assets                                                       149                138          17,477          88,124
Net assets at beginning of period                                              0                  0               0               0
                                                                  -----------------------------------------------------------------
Net assets at end of period                                                  149                138          17,477          88,124
                                                                  =================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                               14                 14              14              14
     Units redeemed                                                            0                  0               0               0
     Units transferred                                                         0                  0               0               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                 14                 14              14              14
Beginning units                                                                0                  0               0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                  14                 14              14              14
                                                                  =================================================================
Contracts with total expenses of 1.40% :
     Units sold                                                                0                  0               0               0
     Units redeemed                                                            0                  0               0               0
     Units transferred                                                         0                  0               0               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                  0                  0               0               0
Beginning units                                                                0                  0               0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                   0                  0               0               0
                                                                  =================================================================
Contracts with total expenses of 1.60% :
     Units sold                                                                0                  0               0               0
     Units redeemed                                                            0                  0               0               0
     Units transferred                                                         0                  0               0               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                  0                  0               0               0
Beginning units                                                                0                  0               0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                   0                  0               0               0
                                                                  =================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                                0                  0           1,405           4,527
     Units redeemed                                                            0                  0               0              (2)
     Units transferred                                                         0                  0             486           7,341
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                  0                  0           1,891          11,866
Beginning units                                                                0                  0               0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                   0                  0           1,891          11,866
                                                                  =================================================================
                                                                    Money Market    Premier Growth           Quasar      Technology
                                                                       Portfolio         Portfolio        Portfolio       Portfolio
                                                                  (Class A)(1)**    (Class A)(1)**     (Class A)(3)  (Class A)(1)**
                                                                  -----------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $            0    $            0     $        (88)  $           0
     Net realized gains (losses) from securities transactions                  0                 0               (1)              0
     Change in net unrealized appreciation (depreciation) of
     investments                                                               0                 2           (3,735)            (26)
                                                                  -----------------------------------------------------------------
     Increase (decrease) in net assets from operations                         0                 2           (3,824)            (26)
                                                                  -----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                            143               143          101,134             142
     Cost of units redeemed                                                    0                 0               (2)              0
     Optional enhanced death benefits                                          0                 0               (1)              0
     Net transfers                                                             0                 0            2,942               0
                                                                  -----------------------------------------------------------------
     Increase in net assets from capital transactions                        143               143          104,073             142
                                                                  -----------------------------------------------------------------
Increase in net assets                                                       143               145          100,249             116
Net assets at beginning of period                                              0                 0                0               0
                                                                  -----------------------------------------------------------------
Net assets at end of period                                                  143               145          100,249             116
                                                                  =================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                               14                14               14              14
     Units redeemed                                                            0                 0                0               0
     Units transferred                                                         0                 0                0               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                 14                14               14              14
Beginning units                                                                0                 0                0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                  14                14               14              14
                                                                  =================================================================
Contracts with total expenses of 1.40% :
     Units sold                                                                0                 0                0               0
     Units redeemed                                                            0                 0                0               0
     Units transferred                                                         0                 0                0               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                  0                 0                0               0
Beginning units                                                                0                 0                0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                   0                 0                0               0
                                                                  =================================================================
Contracts with total expenses of 1.60% :
     Units sold                                                                0                 0                0               0
     Units redeemed                                                            0                 0                0               0
     Units transferred                                                         0                 0                0               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                  0                 0                0               0
Beginning units                                                                0                 0                0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                   0                 0                0               0
                                                                  =================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                                0                 0           13,219               0
     Units redeemed                                                            0                 0                0               0
     Units transferred                                                         0                 0              362               0
                                                                  -----------------------------------------------------------------
Increase in units outstanding                                                  0                 0           13,581               0
Beginning units                                                                0                 0                0               0
                                                                  -----------------------------------------------------------------
Ending units                                                                   0                 0           13,581               0
                                                                  =================================================================

(1) For the period from August 6, 2002 (inception) to September 30, 2002.
(3) For the period from June 3, 2002 (inception) to September 30, 2002.
** Increase (decrease) relates to net assets retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2002
                                   (Unaudited)
                                   (Continued)

                                                                                          U.S.                             Americas
                                                                               Government/High          Worldwide        Government
                                                               Total Return   Grade Securities      Privatization            Income
                                                                  Portfolio          Portfolio          Portfolio         Portfolio
                                                             (Class A)(1)**     (Class A)(1)**       (Class A)(3)      (Class B)(2)
                                                           ------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                          $              0    $             0    $           (72)   $           (1)
     Net realized gains (losses) from securities
     transactions                                                         0                  0                 (9)               (1)
     Change in net unrealized appreciation
     (depreciation) of investments                                        1                  4             (3,944)               11
                                                           ------------------------------------------------------------------------
     Increase (decrease) in net assets from operations                    1                  4             (4,025)                9
                                                           ------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                       143                143                285               291
     Cost of units redeemed                                              (1)                 0                 (6)                0
     Optional enhanced death benefits                                     0                  0                 (6)                0
     Net transfers                                                        0                  0             39,556                 0
                                                           ------------------------------------------------------------------------
     Increase in net assets from capital transactions                   142                143             39,829               291
                                                           ------------------------------------------------------------------------

Increase in net assets                                                  143                147             35,804               300
Net assets at beginning of period                                         0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Net assets at end of period                                $            143    $           147    $        35,804    $          300
                                                           ========================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                          14                 14                 14                 0
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                            14                 14                 14                 0
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                             14                 14                 14                 0
                                                           ========================================================================

Contracts with total expenses of 1.40% :
     Units sold                                                           0                  0                  0                 8
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                             0                  0                  0                 8
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                              0                  0                  0                 8
                                                           ========================================================================

Contracts with total expenses of 1.60% :
     Units sold                                                           0                  0                  0                 9
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                             0                  0                  0                 9
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                              0                  0                  0                 9
                                                           ========================================================================

Contracts with total expenses of 1.65% :
     Units sold                                                           0                  0                 14                 0
     Units redeemed                                                       0                  0                 (1)                0
     Units transferred                                                    0                  0              4,427                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                             0                  0              4,440                 0
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                              0                  0              4,440                 0
                                                           ========================================================================

                                                                             AllianceBernstein
                                                          AllianceBernstein        Real Estate  AllianceBernstein  AllianceBerstein
                                                        International Value         Investment    Small Cap Value    Utility Income
                                                                  Portfolio          Portfolio          Portfolio         Portfolio
                                                               (Class B)(2)       (Class B)(2)       (Class B)(2)      (Class B)(2)
                                                           ------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                          $             (1)   $            (1)   $            (1)   $           (1)
     Net realized gains (losses) from securities
     transactions                                                        (1)                (1)                (1)               (1)
     Change in net unrealized appreciation
     (depreciation) of investments                                      (43)                16                (12)               19
                                                           ------------------------------------------------------------------------
     Increase (decrease) in net assets from operations                  (45)                14                (14)               17
                                                           ------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                       349                349                349               349
     Cost of units redeemed                                              (1)                 0                 (1)                0
     Optional enhanced death benefits                                     0                  0                  0                 0
     Net transfers                                                        0                  0                  0                 0
                                                           ------------------------------------------------------------------------
     Increase in net assets from capital transactions                   348                349                348               349
                                                           ------------------------------------------------------------------------

Increase in net assets                                                  303                363                334               366
Net assets at beginning of period                                         0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Net assets at end of period                                $            303    $           363    $           334    $          366
                                                           ========================================================================

ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                           0                  0                  0                 0
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                             0                  0                  0                 0
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                              0                  0                  0                 0
                                                           ========================================================================

Contracts with total expenses of 1.40% :
     Units sold                                                          18                 14                 18                13
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                            18                 14                 18                13
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                             18                 14                 18                13
                                                           ========================================================================

Contracts with total expenses of 1.60% :
     Units sold                                                          19                 15                 19                14
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                 (1)                0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                            19                 15                 18                14
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                             19                 15                 18                14
                                                           ========================================================================

Contracts with total expenses of 1.65% :
     Units sold                                                           0                  0                  0                 0
     Units redeemed                                                       0                  0                  0                 0
     Units transferred                                                    0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Increase in units outstanding                                             0                  0                  0                 0
Beginning units                                                           0                  0                  0                 0
                                                           ------------------------------------------------------------------------
Ending units                                                              0                  0                  0                 0
                                                           ========================================================================

(1) For the period from August 6, 2002 (inception) to September 30, 2002.
(2) For the period from August 14, 2002 (inception) to September 30, 2002.
(3) For the period from June 3, 2002 (inception) to September 30, 2002.
** Increase (decrease) relates to net assets retained in Variable Annuity Account Nine by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2002
                                   (Unaudited)
                                   (Continued)

                                                                 AllianceBernstein                    Global Dollar
                                                                             Value     Global Bond       Government          Growth
                                                                         Portfolio       Portfolio        Portfolio       Portfolio
                                                                      (Class B)(3)    (Class B)(2)     (Class B)(2)    (Class B)(3)
                                                                 ------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                $            (176)   $         (1)   $          (1)   $       (118)
     Net realized gains (losses) from securities transactions                    0              (1)              (1)              1
     Change in net unrealized appreciation (depreciation) of
     investments                                                           (10,340)              1               (9)         (3,164)
                                                                 ------------------------------------------------------------------
     Increase (decrease) in net assets from operations                     (10,516)             (1)             (11)         (3,281)
                                                                 ------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                          244,571             291              291         112,841
     Cost of units redeemed                                                      1               0                0               0
     Optional enhanced death benefits                                          (13)              0                0              (9)
     Net transfers                                                          15,189               0                0           4,555
                                                                 ------------------------------------------------------------------
     Increase in net assets from capital transactions                      259,748             291              291         117,387
                                                                 ------------------------------------------------------------------
Increase in net assets                                                     249,232             290              280         114,106
Net assets at beginning of period                                                0               0                0               0
                                                                 ------------------------------------------------------------------
Net assets at end of period                                      $         249,232    $        290    $         280    $    114,106
                                                                 ==================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                                  0               0                0               0
     Units redeemed                                                              0               0                0               0
     Units transferred                                                           0               0                0               0
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                                    0               0                0               0
Beginning units                                                                  0               0                0               0
                                                                 ------------------------------------------------------------------
Ending units                                                                     0               0                0               0
                                                                 ==================================================================
Contracts with total expenses of 1.40% :
     Units sold                                                                 22              10                7               9
     Units redeemed                                                              0               0                0               0
     Units transferred                                                           0               0                0               0
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                                   22              10                7               9
Beginning units                                                                  0               0                0               0
                                                                 ------------------------------------------------------------------
Ending units                                                                    22              10                7               9
                                                                 ==================================================================
Contracts with total expenses of 1.60% :
     Units sold                                                                 23              10                8               9
     Units redeemed                                                              0               0                0               0
     Units transferred                                                           0              (1)               0               0
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                                   23               9                8               9
Beginning units                                                                  0               0                0               0
                                                                 ------------------------------------------------------------------
Ending units                                                                    23               9                8               9
                                                                 ==================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                             30,132               0                0          13,457
     Units redeemed                                                             (1)              0                0              (1)
     Units transferred                                                       1,716               0                0             524
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                               31,847               0                0          13,980
Beginning units                                                                  0               0                0               0
                                                                 ------------------------------------------------------------------
Ending units                                                                31,847               0                0          13,980
                                                                 ==================================================================
                                                                   Growth and
                                                                       Income        High-Yield     International      Money Market
                                                                    Portfolio         Portfolio         Portfolio         Portfolio
                                                                 (Class B)(3)      (Class B)(2)      (Class B)(2)      (Class B)(3)
                                                                 ------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                $       (746)     $         (1)    $          (1)     $         (9)
     Net realized gains (losses) from securities transactions          (8,582)                0                (1)                0
     Change in net unrealized appreciation (depreciation) of
     investments                                                      (41,808)                0               (35)                0
                                                                 ------------------------------------------------------------------
     Increase (decrease) in net assets from operations                (51,136)               (1)              (37)               (9)
                                                                 ------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                     391,328                291              291               433
     Cost of units redeemed                                            (1,265)               (1)                0                (1)
     Optional enhanced death benefits                                     (49)                0                 0                (2)
     Net transfers                                                     68,217                 0                 0             8,630
                                                                 ------------------------------------------------------------------
     Increase in net assets from capital transactions                 458,231               290               291             9,060
                                                                 ------------------------------------------------------------------
Increase in net assets                                                407,095               289               254             9,051
Net assets at beginning of period                                           0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Net assets at end of period                                      $    407,095      $        289     $         254      $      9,051
                                                                 ==================================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                             0                 0                 0                 0
     Units redeemed                                                         0                 0                 0                 0
     Units transferred                                                      0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                               0                 0                 0                 0
Beginning units                                                             0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Ending units                                                                0                 0                 0                 0
                                                                 ==================================================================
Contracts with total expenses of 1.40% :
     Units sold                                                             6                18                14                11
     Units redeemed                                                         0                 0                 0                 0
     Units transferred                                                      0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                               6                18                14                11
Beginning units                                                             0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Ending units                                                                6                18                14                11
                                                                 ==================================================================
Contracts with total expenses of 1.60% :
     Units sold                                                             6                18                15                12
     Units redeemed                                                         0                 0                 0                 0
     Units transferred                                                      0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                               6                18                15                12
Beginning units                                                             0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Ending units                                                                6                18                15                12
                                                                 ==================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                        46,661                 0                 0                14
     Units redeemed                                                      (154)                0                 0                 0
     Units transferred                                                  6,627                 0                 0               865
                                                                 ------------------------------------------------------------------
Increase in units outstanding                                          53,134                 0                 0               879
Beginning units                                                             0                 0                 0                 0
                                                                 ------------------------------------------------------------------
Ending units                                                           53,134                 0                 0               879
                                                                 ==================================================================

(2) For the period from August 14, 2002 (inception) to September 30, 2002.
(3) For the period from June 3, 2002 (inception) to September 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE PERIODS ENDED
                               SEPTEMBER 30, 2002
                                   (Unaudited)
                                   (Continued)

                                                                      Premier Growth             Quasar        Technology
                                                                           Portfolio          Portfolio         Portfolio
                                                                        (Class B)(3)       (Class B)(2)      (Class B)(3)
                                                                      --------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $         (156)   $           (1)   $          (36)
     Net realized gains (losses) from securities transactions                     (2)               (1)              (18)
     Change in net unrealized appreciation (depreciation) of
     investments                                                             (10,605)               (8)           (6,454)
                                                                      --------------------------------------------------
     Increase (decrease) in net assets from operations                       (10,763)              (10)           (6,508)
                                                                      --------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                            131,950               291            49,222
     Cost of units redeemed                                                       (3)                0                 0
     Optional enhanced death benefits                                             (8)                0                 0
     Net transfers                                                            14,126                 0               848
                                                                      --------------------------------------------------
     Increase in net assets from capital transactions                        146,065               291            50,070
                                                                      --------------------------------------------------
Increase in net assets                                                       135,302               281            43,562
Net assets at beginning of period                                                  0                 0                 0
                                                                      --------------------------------------------------
Net assets at end of period                                           $      135,302    $          281    $       43,562
                                                                      ==================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                                    0                 0                 0
     Units redeemed                                                                0                 0                 0
     Units transferred                                                             0                 0                 0
                                                                      --------------------------------------------------
Increase in units outstanding                                                      0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                      --------------------------------------------------
Ending units                                                                       0                 0                 0
                                                                      ==================================================
Contracts with total expenses of 1.40% :
     Units sold                                                                    7                20                13
     Units redeemed                                                                0                 0                 0
     Units transferred                                                             0                 0                 0
                                                                      --------------------------------------------------
Increase in units outstanding                                                      7                20                13
Beginning units                                                                    0                 0                 0
                                                                      --------------------------------------------------
Ending units                                                                       7                20                13
                                                                      ==================================================
Contracts with total expenses of 1.60% :
     Units sold                                                                    8                21                13
     Units redeemed                                                                0                 0                 0
     Units transferred                                                             0                 0                 0
                                                                      --------------------------------------------------
Increase in units outstanding                                                      8                21                13
Beginning units                                                                    0                 0                 0
                                                                      --------------------------------------------------
Ending units                                                                       8                21                13
                                                                      ==================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               15,311                 0             6,581
     Units redeemed                                                               (1)                0                 0
     Units transferred                                                         1,508                 0               114
                                                                      --------------------------------------------------
Increase in units outstanding                                                 16,818                 0             6,695
Beginning units                                                                    0                 0                 0
                                                                      --------------------------------------------------
Ending units                                                                  16,818                 0             6,695
                                                                      ==================================================

                                                                                                    U.S.
                                                                                         Government/High         Worldwide
                                                                        Total Return    Grade Securities     Privatization
                                                                           Portfolio           Portfolio         Portfolio
                                                                        (Class B)(3)        (Class B)(3)      (Class B)(2)
                                                                      ----------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $         (866)   $           (245)   $           (1)
     Net realized gains (losses) from securities transactions                 (2,859)                145                (1)
     Change in net unrealized appreciation (depreciation) of
     investments                                                             (19,930)              2,222               (31)
                                                                      ----------------------------------------------------
     Increase (decrease) in net assets from operations                       (23,655)              2,122               (33)
                                                                      ----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                            341,192             179,298               291
     Cost of units redeemed                                                   (1,302)                 (3)                0
     Optional enhanced death benefits                                            (41)                (13)                0
     Net transfers                                                           153,421              34,550                 0
                                                                      ----------------------------------------------------
     Increase in net assets from capital transactions                        493,270             213,832               291
                                                                      ----------------------------------------------------
Increase in net assets                                                       469,615             215,954               258
Net assets at beginning of period                                                  0                   0                 0
                                                                      ----------------------------------------------------
Net assets at end of period                                           $      469,615    $        215,954    $          258
                                                                      ====================================================
ANALYSIS OF INCREASE IN UNITS OUTSTANDING:
Contracts with total expenses of .25% :
     Units sold                                                                    0                   0                 0
     Units redeemed                                                                0                   0                 0
     Units transferred                                                             0                   0                 0
                                                                      ----------------------------------------------------
Increase in units outstanding                                                      0                   0                 0
Beginning units                                                                    0                   0                 0
                                                                      ----------------------------------------------------
Ending units                                                                       0                   0                 0
                                                                      ====================================================
Contracts with total expenses of 1.40% :
     Units sold                                                                    8                  10                10
     Units redeemed                                                                0                   0                 0
     Units transferred                                                             0                   0                 0
                                                                      ----------------------------------------------------
Increase in units outstanding                                                      8                  10                10
Beginning units                                                                    0                   0                 0
                                                                      ----------------------------------------------------
Ending units                                                                       8                  10                10
                                                                      ====================================================
Contracts with total expenses of 1.60% :
     Units sold                                                                    8                  10                10
     Units redeemed                                                                0                   0                 0
     Units transferred                                                             0                   0                 0
                                                                      ----------------------------------------------------
Increase in units outstanding                                                      8                  10                10
Beginning units                                                                    0                   0                 0
                                                                      ----------------------------------------------------
Ending units                                                                       8                  10                10
                                                                      ====================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               37,265              17,475                 0
     Units redeemed                                                             (146)                 (2)                0
     Units transferred                                                        15,996               3,386                 0
                                                                      ----------------------------------------------------
Increase in units outstanding                                                 53,115              20,859                 0
Beginning units                                                                    0                   0                 0
                                                                      ----------------------------------------------------
Ending units                                                                  53,115              20,859                 0
                                                                      ====================================================

(2) For the period from August 14, 2002 (inception) to September 30, 2002.
(3) For the period from June 3, 2002 (inception) to September 30, 2002.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION
     ------------

     Variable Annuity Account Nine of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following products: Ovation Advantage, Ovation, Ovation Access, Ovation Advisor, and Ovation Plus.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of thirty-nine Class A or Class B variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of a designated portfolio of the Alliance Variable Products Series Fund, Inc. Trust (the "Trust"). The Trust is a diversified, open-end investment company, which retains an investment adviser to assist in the investment activities of the Trust. The participant may elect to have investments allocated to the one guaranteed-interest fund of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-nine Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT NINE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     ------------------------------------------

     Investment Accounting and Valuation: The investments are stated at the net asset value of each of the portfolios of the Trust as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements are included in Part B of the Registration Statement:

     Consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.

     Financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) on Form 10-Q for the period ended September 30, 2003.

     Financial statements of Variable Annuity Account Nine at December 31, 2002 and for the periods ended December 31, 2002.

     Interim Unaudited Financial Statements for Variable Annuity Account Nine at September 30, 2003 and for the periods ended September 30, 2003.

(b)  Exhibits

(1)  Resolutions Establishing Separate Account ......................................  *
(2)  Custody Agreements .............................................................  Not Applicable
(3)  (a)     Form of Distribution Contract ..........................................  *
     (b)     Form of Selling Agreement ..............................................  *
(4)  Variable Annuity Contract ......................................................
     (a)(i)  Group Annuity Contract .................................................  **
     (a)(ii) Group Annuity Certificate ..............................................  Filed Herewith
     (b)     Individual Annuity Contract ............................................  Filed Herewith
     (c)     Annual Ratchet Plan (Optional Death Benefit Endorsement) ...............  *
     (d)     Equity Assurance Plan (Optional Death Benefit Endorsement) .............  *
     (e)     Enhanced Equity Assurance Plan (Optional Death Benefit Endorsement) ....  *
     (f)     Estate Benefit Payment (Optional Death Benefit Endorsement) ............  *
     (g)     Accidental Death Benefit (Optional Death Benefit Endorsement) ..........  *
     (h)     IRA Endorsement ........................................................  *
     (i)     SIMPLE IRA Endorsement .................................................  *
     (j)     Tax-Sheltered Annuity Endorsement ......................................  *
     (l)     Annual Ratchet Plan 2003(Optional Death Benefit Endorsement) ...........  Filed Herewith
     (m)     Equity Assurance Plan 2003 (Optional Death Benefit Endorsement) ........  Filed Herewith
     (n)     Enhanced Equity Assurance Plan 2003 (Optional Death Benefit Endorsement)  Filed Herewith
     (o)     Standard Death Benefit Endorsement .....................................  Filed Herewith
(5)  (a)     Application for Contract ...............................................  *
     (b)     Participant Enrollment Form ............................................  *
(6)  Depositor -- Corporate Documents
     (a)     Articles of Incorporation ..............................................  *
     (a)(i)  Amendment to Articles of Incorporation .................................  ****
     (b)     By-Laws ................................................................  *
(7)  Reinsurance Contract ...........................................................  Not Applicable
(8)  Form of Fund Participation Agreements
     (a)     Alliance Form of Fund Participation Agreement ..........................  *
(9)  Opinion of Counsel .............................................................  **
     Consent of Counsel .............................................................  Not Applicable
(10) Consent of Independent Accountants .............................................  Filed Herewith
(11) Financial Statements Omitted from Item 23 ......................................  Not Applicable
(12) Initial Capitalization Agreement ...............................................  Not Applicable
(13) Performance Computations .......................................................  ***
(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under
     Common Control with AIG SunAmerica, the Depositor of Registrant ................  ****
(15) (a)     Power of Attorney ......................................................  **
     (b)     Power of Attorney ......................................................  Filed Herewith

--------------------------------------------------------------------------------

<F1>
* Incorporated by reference to Pre-Effective Amendment Nos. 1 and 1 to File Nos. 333-88414 and 811-21096, filed May 20, 2002, Accession No.
       0001172804-02-000007.

<F2>
** Incorporated by reference to Initial Registration Statement File Nos. 333-90328 and 811-21096, filed May 31, 2002, Accession No.
       0000928389-02-000216.

<F3>
*** Incorporated by reference to Pre-Effective Amendment No. 1 and 1 to File Nos. 333-90328 and 811-21096, filed August 8, 2002, Accession No. 0000928389-02-000240.

<F4>
**** Incorporated by reference to Post-Effective Amendment No. 16 and 17 to File Nos. 033-86642 and 811-08874, filed April 7, 2003, Accession No. 0000950148-03-000786.

<F5>
***** Incorporated by reference to Post-Effective Amendment No. 2 and 3 to File Nos. 333-90328 and 811-21096, filed December 29, 2003, Accession No. 0001193125-03-064114.

Item 25. Directors and Officers of the Depositor
     The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                POSITION
--------------------------------   ---------------------------------------------

Jay S. Wintrob                     Director, Chief Executive Officer
Jana W. Greer*                     Director and President
James R. Belardi                   Director and Senior Vice President
Marc H. Gamsin                     Director and Senior Vice President
N. Scott Gillis*                   Director and Senior Vice President and Chief
                                   Financial Officer
Edwin R. Raquel*                   Senior Vice President and Chief Actuary
Stewart R. Polakov*                Senior Vice President and Controller
Christine A. Nixon                 Senior Vice President and Secretary
Michael J. Akers**                 Senior Vice President
Gregory M. Outcalt                 Senior Vice President
J. Franklin Grey                   Vice President
Maurice S. Hebert*                 Vice President and Controller
Edward Texeria*                    Vice President
Virginia N. Puzon                  Assistant Secretary
----------
* 21650 Oxnard Street, Woodland Hills, CA 91367.
** 2929 Allen Parkway, Houston, TX 77019.

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant
     The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27. Number of Contract Owners

     As of September 30, 2003 the number of Alliance Ovation contracts funded by Variable Annuity Account Nine was 262 of which 102 were qualified contracts and 160 were non-qualified contracts.

Item 28. Indemnification
     Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

     Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

     Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company - Variable Separate Account
     AIG SunAmerica Life Assurance Company - Variable Annuity Account One
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Two First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
     Anchor Pathway Fund
     Anchor Series Trust
     Seasons Series Trust
     SunAmerica Series Trust
     SunAmerica Style Select Series, Inc. issued by AIG SunAmerica Asset Management Inc. (AIG SAAMCo)
     SunAmerica Equity Funds issued by AIG SAAMCo
     SunAmerica Income Funds issued by AIG SAAMCo
     SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
     SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
     VALIC Company I and
     VALIC Company II

(b)  Directors, Officers and principal place of business:

     Officer/Directors*            Position
     ---------------------------   ---------------------------------------------

     Peter Harbeck                 Director
     J. Steven Neamtz              Director, President &Chief Executive Officer
     Robert M. Zakem               Director, Executive Vice President &Assistant
                                   Secretary
     John T. Genoy                 Vice President, Chief Financial Officer
                                   &Controller
     James Nichols                 Vice President
     Christine A. Nixon**          Secretary
     Virginia N. Puzon**           Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and the officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 or its recordkeeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

     Registrant undertakes to:1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

     The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 and 3 (File Nos. 333-89468 and 811-21096) to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of December, 2003.

                                        VARIABLE ANNUITY ACCOUNT NINE
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:  /s/ Jay S. Wintrob
                                            ------------------------------------
                                              Jay S. Wintrob, Chief Executive
                                              Officer

                                        AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                        (Depositor)

                                        By:  /s/ Jay S. Wintrob
                                            ------------------------------------
                                              Jay S. Wintrob, Chief Executive
                                              Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                          TITLE                            DATE
----------------------   -----------------------------------   -----------------


Jay S. Wintrob*          Chief Executive Officer
                         and Director
----------------------   (Principal Executive Officer)         December 29, 2003
Jay S. Wintrob


James R. Belardi*
----------------------   Director                              December 29, 2003
James R. Belardi


Marc H. Gamsin*
----------------------   Director                              December 29, 2003
Marc H. Gamsin


N. Scott Gillis*         Senior Vice President
                         and Director
----------------------   (Principal Financial Officer)         December 29, 2003
N. Scott Gillis


Jana Waring Greer*
----------------------   Director                              December 29, 2003
Jana Waring Greer


Stewart R. Polakov*      Senior Vice President and
                         Controller
----------------------   (Principal Accounting Officer)        December 29, 2003
Stewart R. Polakov


*/s/ Mallary L. Reznik
----------------------                                         December 29, 2003
Mallary L. Reznik
Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit

(4) (a)(ii) Group Annuity Certificate

(4) (b)     Individual Annuity Contract

(4) (l)     Annual Ratchet Plan 2003(Optional Death Benefit Endorsement)

(4) (m)     Equity Assurance Plan 2003 (Optional Death Benefit Endorsement)

(4) (n)     Enhanced Equity Assurance Plan 2003 (Optional Death Benefit
            Endorsement)

(4) (o)     Standard Death Benefit Endorsement

(10)        Consent of Independent Accountants

(15) (b)    Power of Attorney